NATIONWIDE

VARIABLE

ACCOUNT-7

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-7:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-7 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
127,367 shares (cost $1,734,231)	$1,845,548
Investors Growth Stock Series - Service Class (MIGSC)
174,376 shares (cost $1,591,326)	1,876,288
Mid Cap Growth Series - Service Class (MMCGSC)
417,289 shares (cost $2,608,917)	2,436,965
New Discovery Series - Service Class (MNDSC)
154,643 shares (cost $1,844,909)	2,743,364
Value Series - Service Class (MVFSC)
303,425 shares (cost $3,864,442)	3,892,946
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
5,024 shares (cost $68,975)	77,514
Core Plus Fixed Income Portfolio - Class II (MSVF2)
58,342 shares (cost $568,651)	582,832
Managed Allocation Fund - Moderate Growth II (VFMG2)
1,428,203 shares (cost $13,961,757)	13,596,491
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
5,892 shares (cost $68,147)	64,640
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
1,273 shares (cost $15,977)	18,014
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
300,468 shares (cost $4,777,426)	5,201,109
American Funds NVIT Bond Fund - Class II (GVABD2)
216,659 shares (cost $2,160,262)	2,396,245
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
110,552 shares (cost $2,162,438)	2,413,348
American Funds NVIT Growth Fund - Class II (GVAGR2)
54,321 shares (cost $2,398,767)	2,949,101
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
23,472 shares (cost $661,900)	865,398
Federated NVIT High Income Bond Fund - Class III (HIBF3)
42,524 shares (cost $256,497)	290,867
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
58,251 shares (cost $779,370)	759,589
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
537,563 shares (cost $5,561,713)	7,058,206
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
18,328 shares (cost $140,530)	164,405
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
11,802 shares (cost $98,988)	104,920
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
6,940 shares (cost $69,968)	71,759
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
4,537 shares (cost $39,788)	40,609
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
66,003 shares (cost $588,283)	688,411
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
49,292 shares (cost $398,454)	499,818
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
50,415 shares (cost $508,763)	526,835
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
251,985 shares (cost $2,169,820)	2,592,925
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
52,010 shares (cost $496,910)	517,501

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
145,412 shares (cost $1,426,277)	1,528,280
NVIT Core Bond Fund - Class I (NVCBD1)
1,558 shares (cost $16,149)	16,401
NVIT Core Bond Fund - Class II (NVCBD2)
46,823 shares (cost $492,324)	492,114
NVIT Core Plus Bond Fund - Class II (NVLCP2)
25,898 shares (cost $287,173)	287,207
NVIT Fund - Class II (TRF2)
26,809 shares (cost $199,325)	243,160
NVIT Government Bond Fund - Class I (GBF)
1,099,773 shares (cost $12,981,521)	12,636,397
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
945,635 shares (cost $10,096,443)	8,775,491
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
27,363 shares (cost $337,200)	355,714
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
1,662 shares (cost $20,887)	23,678
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,326,024 shares (cost $13,075,146)	13,512,181
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,779,368 shares (cost $63,647,301)	61,030,125
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,778,700 shares (cost $31,508,160)	28,898,475
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,736,938 shares (cost $18,254,096)	18,098,899
NVIT Mid Cap Index Fund - Class I (MCIF)
47,277 shares (cost $772,588)	872,732
NVIT Mid Cap Index Fund - Class II (MCIF2)
198,327 shares (cost $3,450,592)	3,645,243
NVIT Money Market Fund - Class I (SAM)
22,008,802 shares (cost $22,008,802)	22,008,802
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2,609 shares (cost $21,895)	25,468
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
13,320 shares (cost $201,609)	135,328
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
125,544 shares (cost $1,321,580)	1,269,248
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
6,846 shares (cost $55,844)	65,650
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
488,912 shares (cost $3,734,867)	4,380,648
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
21,312 shares (cost $175,042)	225,055
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
16,377 shares (cost $142,233)	168,682
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
77,809 shares (cost $1,244,961)	1,174,916
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
14,172 shares (cost $94,544)	148,100
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
208,544 shares (cost $1,960,194)	2,150,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)
29,118 shares (cost $584,865)	525,864
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
143,128 shares (cost $2,392,985)	2,526,216
NVIT Short Term Bond Fund - Class II (NVSTB2)
62,495 shares (cost $643,065)	646,198

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,019,023 shares (cost $60,848,025)	61,048,956
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
3,320,960 shares (cost $50,146,553)	50,312,539
Templeton NVIT International Value Fund - Class III (NVTIV3)
5,720 shares (cost $76,440)	71,668
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
219,883 shares (cost $1,480,141)	1,888,793
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
37,786 shares (cost $418,606)	430,760
Low Duration Portfolio - Advisor Class (PMVLAD)
169,166 shares (cost $1,745,625)	1,766,091
V.I. Capital Appreciation Fund - Series II (AVCA2)
50,483 shares (cost $1,202,430)	1,157,060
V.I. Capital Development Fund - Series I (AVCDI)
6,484 shares (cost $70,928)	86,955
V.I. Capital Development Fund - Series II (AVCD2)
19,529 shares (cost $242,712)	254,263
V.I. Core Equity Fund - Series I (AVGI)
10,667 shares (cost $267,038)	288,327
V.I. Core Equity Fund - Series II (AVCE2)
28,706 shares (cost $703,913)	769,906
V.I. International Growth Fund - Series II (AVIE2)
15,289 shares (cost $270,051)	433,445
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
28,060 shares (cost $319,766)	347,662
VPS Growth and Income Portfolio - Class B (ALVGIB)
173,554 shares (cost $3,703,172)	2,952,157
VPS International Value Portfolio - Class B (ALVIVB)
67,309 shares (cost $1,290,164)	994,155
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
41,531 shares (cost $1,095,566)	1,124,668
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
301,794 shares (cost $4,750,009)	5,091,268
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
46,836 shares (cost $544,418)	571,405
Stock Index Fund, Inc. - Initial Shares (DSIF)
37,086 shares (cost $907,292)	1,100,328
Stock Index Fund, Inc. - Service Shares (DSIFS)
70,047 shares (cost $2,081,622)	2,080,397
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
5,855 shares (cost $143,971)	175,053
Capital Appreciation Fund II - Service Shares (FCA2S)
269,722 shares (cost $1,642,238)	1,726,219
High Income Bond Fund II - Service Shares (FHIBS)
875,768 shares (cost $5,214,011)	6,130,379
Kaufmann Fund II - Primary Shares (FVK2)
28,952 shares (cost $378,500)	433,119
Quality Bond Fund II - Primary Shares (FQB)
248,473 shares (cost $2,671,330)	2,869,867
Quality Bond Fund II - Service Shares (FQBS)
628,234 shares (cost $6,665,757)	7,224,688
Contrafund Portfolio - Service Class 2 (FC2)
7 shares (cost $171)	172
Equity-Income Portfolio - Initial Class (FEIP)
607,136 shares (cost $14,132,876)	11,547,726
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
246,932 shares (cost $2,228,010)	2,417,461

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

High Income Portfolio - Initial Class (FHIP)
1,914,583 shares (cost $11,059,749)	10,664,228
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
131,721 shares (cost $1,723,482)	1,912,595
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
113,472 shares (cost $1,357,373)	1,636,267
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
38,037 shares (cost $508,790)	546,213
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
181,822 shares (cost $2,567,428)	2,643,691
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
140,832 shares (cost $1,996,469)	2,035,029
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
83,219 shares (cost $1,170,852)	1,190,037
VIP Fund - Balanced Portfolio - Initial Class (FBP)
1,177,039 shares (cost $15,979,199)	18,244,105
VIP Fund - Balanced Portfolio - Service Class (FBS)
306,031 shares (cost $4,304,757)	4,728,186
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)
162,420 shares (cost $2,279,581)	2,483,409
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
4 shares (cost $87)	89
VIP Fund - Contrafund Portfolio - Service Class (FCS)
51 shares (cost $1,124)	1,212
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)
164,757 shares (cost $1,447,519)	1,369,134
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
21,376 shares (cost $197,955)	179,769
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
535,597 shares (cost $12,591,561)	10,154,910
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
825,543 shares (cost $19,419,410)	15,478,932
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
472,519 shares (cost $6,309,727)	5,967,916
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
574,383 shares (cost $7,492,140)	7,202,763
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
366,891 shares (cost $5,004,025)	4,560,449
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
625 shares (cost $11,020)	11,203
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
4 shares (cost $64)	76
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
35 shares (cost $628)	631
VIP Fund - Growth Portfolio - Initial Class (FGP)
320,417 shares (cost $9,711,785)	11,884,284
VIP Fund - Growth Portfolio - Service Class (FGS)
326,658 shares (cost $10,245,510)	12,083,086
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
248,190 shares (cost $8,682,782)	9,113,546
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
198,267 shares (cost $1,035,480)	1,100,380
VIP Fund - High Income Portfolio - Service Class (FHIS)
901,554 shares (cost $5,156,622)	4,994,607
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
778,310 shares (cost $4,248,076)	4,241,788
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
283,274 shares (cost $1,378,911)	1,543,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - High Income Portfolio - Service Class R (FHISR)
85,406 shares (cost $414,904)	471,441
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
180,987 shares (cost $24,603,160)	23,960,841
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
1,612,903 shares (cost $19,969,937)	20,693,544
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
104,561 shares (cost $3,118,925)	3,418,110
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
271,502 shares (cost $8,060,913)	8,829,237
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
695,631 shares (cost $20,442,990)	22,350,623
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
13,599,823 shares (cost $13,599,823)	13,599,822
VIP Fund - Overseas Portfolio - Initial Class (FOP)
671,093 shares (cost $12,983,947)	11,254,234
VIP Fund - Overseas Portfolio - Service Class (FOS)
222,533 shares (cost $3,704,345)	3,716,309
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
141,332 shares (cost $2,660,580)	2,348,939
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
173,081 shares (cost $2,852,201)	2,852,373
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
34,942 shares (cost $657,273)	582,830
VIP Fund - Value Portfolio - Service Class 2 (FV2)
45,823 shares (cost $576,820)	499,468
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
30,171 shares (cost $224,778)	292,962
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
22,836 shares (cost $281,662)	250,967
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
7,347 shares (cost $58,449)	66,046
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)
98,266 shares (cost $792,641)	863,760
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
72,958 shares (cost $1,287,168)	1,397,152
Templeton Foreign Securities Fund - Class 1 (TIF)
22,874 shares (cost $310,756)	332,593
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
52,437 shares (cost $375,841)	404,292
Socially Responsive Portfolio - I Class Shares (AMSRS)
20,768 shares (cost $237,123)	308,611
Capital Appreciation Fund/VA - Service Class (OVCAFS)
8 shares (cost $301)	315
Global Securities Fund/VA - Class 3 (OVGS3)
19,543 shares (cost $573,275)	596,058
Global Securities Fund/VA - Class 4 (OVGS4)
159,386 shares (cost $4,871,067)	4,794,321
Global Securities Fund/VA - Non-Service Shares (OVGS)
7,073 shares (cost $205,348)	214,297
Global Securities Fund/VA - Service Class (OVGSS)
93,595 shares (cost $2,626,766)	2,811,593
High Income Fund/VA - Class 3 (OVHI3)
91,276 shares (cost $148,581)	195,330
High Income Fund/VA - Non-Service Shares (OVHI)
74,929 shares (cost $544,517)	159,599
Main Street Fund(R)/VA - Service Class (OVGIS)
300,493 shares (cost $6,068,225)	6,223,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
34,356 shares (cost $530,033)	606,724
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
15,104 shares (cost $172,536)	264,318
Strategic Bond Fund/VA - Service Class (OVSBS)
2,044,373 shares (cost $11,077,259)	11,612,036
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
10,904 shares (cost $149,103)	176,973
Putnam VT International Equity Fund - IB Shares (PVTIGB)
14,843 shares (cost $228,767)	174,848
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
10,719 shares (cost $129,892)	147,710
Putnam VT Voyager Fund - IB Shares (PVTVB)
35,545 shares (cost $1,107,508)	1,374,185
Capital Growth Portfolio - Class II (ACEG2)
57,736 shares (cost $1,675,008)	1,933,566
Comstock Portfolio - Class II (ACC2)
576,449 shares (cost $7,365,245)	6,727,156
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
10,381 shares (cost $334,736)	391,156
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
148,239 shares (cost $1,345,319)	1,469,282
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
24,922 shares (cost $181,126)	200,624

Total Investments	$699,977,322

Accounts Payable	(45,751)

$699,931,571

Contract Owners’ Equity:
Accumulation units	698,798,253
Contracts in payout (annuitization) period (note 1f)	1,133,318

Total Contract Owners’ Equity (note 5)	$699,931,571

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA3	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2
Reinvested dividends	$11,411,945	19,354	5,800	-	-	62,878	-	43,645
Mortality and expense risk charges (note 2)	(8,677,664)	(14,296)	(25,806)	(30,460)	(27,794)	(54,371)	(337)	(9,350)

Net investment income (loss)	2,734,281	5,058	(20,006)	(30,460)	(27,794)	8,507	(337)	34,295

Realized gain (loss) on investments	(37,324,642)	23,390	70,381	(327,918)	(152,830)	(364,227)	106	(67,227)
Change in unrealized gain (loss) on investments	118,488,197	73,426	137,865	922,303	906,944	718,562	8,539	82,431

Net gain (loss) on investments	81,163,555	96,816	208,246	594,385	754,114	354,335	8,645	15,204

Reinvested capital gains	2,081,638	10,512	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$85,979,474	112,386	188,240	563,925	726,320	362,842	8,308	49,499

Investment Activity:	VFMG2	NVAGF3	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$91,859	3,624	32	86,787	56,023	20,373	3,925	7,793
Mortality and expense risk charges (note 2)	(150,346)	(986)	(100)	(61,185)	(30,030)	(25,955)	(26,915)	(8,442)

Net investment income (loss)	(58,487)	2,638	(68)	25,602	25,993	(5,582)	(22,990)	(649)

Realized gain (loss) on investments	(639,654)	1,724	290	(434,166)	(8,975)	(288,254)	(369,170)	(35,777)
Change in unrealized gain (loss) on investments	1,913,128	(600)	2,037	943,171	110,143	502,163	768,400	110,405

Net gain (loss) on investments	1,273,474	1,124	2,327	509,005	101,168	213,909	399,230	74,628

Reinvested capital gains	-	1,664	57	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,214,987	5,426	2,316	534,607	127,161	208,327	376,240	73,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR2	NVCRA2	NVCRB2
Reinvested dividends	$24,799	-	-	1,283	153	377	80	6,748
Mortality and expense risk charges (note 2)	(3,359)	(8,133)	(74,610)	(2,372)	(1,390)	(414)	(286)	(8,334)

Net investment income (loss)	21,440	(8,133)	(74,610)	(1,089)	(1,237)	(37)	(206)	(1,586)

Realized gain (loss) on investments	(8,974)	(25,540)	(1,365,766)	(915)	10,143	753	1,439	66,636
Change in unrealized gain (loss) on investments	20,724	121,844	2,334,212	17,066	(2,134)	(546)	(1,395)	(2,465)

Net gain (loss) on investments	11,750	96,304	968,446	16,151	8,009	207	44	64,171

Reinvested capital gains	-	-	-	-	9,010	-	2,870	-

Net increase (decrease) in contract owners’ equity resulting from operations	$33,190	88,171	893,836	15,062	15,782	170	2,708	62,585

Investment Activity:	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2
Reinvested dividends	$3,567	7,052	23,059	722	11,895	430	16,026	11,112
Mortality and expense risk charges (note 2)	(5,866)	(6,932)	(29,074)	(1,551)	(13,948)	(180)	(7,830)	(5,578)

Net investment income (loss)	(2,299)	120	(6,015)	(829)	(2,053)	250	8,196	5,534

Realized gain (loss) on investments	36,775	57,504	254,576	18,203	96,758	283	47,858	10,562
Change in unrealized gain (loss) on investments	19,707	(31,965)	(8,464)	244	28,902	109	(16,640)	10,963

Net gain (loss) on investments	56,482	25,539	246,112	18,447	125,660	392	31,218	21,525

Reinvested capital gains	24	7,476	-	-	2,398	157	5,659	7,815

Net increase (decrease) in contract owners’ equity resulting from operations	$54,207	33,135	240,097	17,618	126,005	799	45,073	34,874

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$1,802	429,731	165,910	2,728	158	320,374	1,373,525	611,840
Mortality and expense risk charges (note 2)	(2,922)	(172,977)	(125,396)	(2,597)	(155)	(172,642)	(826,816)	(400,336)

Net investment income (loss)	(1,120)	256,754	40,514	131	3	147,732	546,709	211,504

Realized gain (loss) on investments	(3,847)	320,715	(1,248,435)	(2,037)	20	(269,308)	(2,160,462)	(1,258,624)
Change in unrealized gain (loss) on investments	31,421	(466,670)	2,263,758	18,975	2,157	692,749	7,456,513	4,286,680

Net gain (loss) on investments	27,574	(145,955)	1,015,323	16,938	2,177	423,441	5,296,051	3,028,056

Reinvested capital gains	-	476,648	-	609	31	37,030	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,454	587,447	1,055,837	17,678	2,211	608,203	5,842,760	3,239,560

Investment Activity:	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIV3	GVDIV6	NVMLG2
Reinvested dividends	$471,125	10,585	35,886	31	155	2,928	26,565	-
Mortality and expense risk charges (note 2)	(258,875)	(9,458)	(43,504)	(277,595)	(386)	(1,401)	(15,354)	(845)

Net investment income (loss)	212,250	1,127	(7,618)	(277,564)	(231)	1,527	11,211	(845)

Realized gain (loss) on investments	(821,145)	(10,468)	(229,216)	-	322	(13,028)	(595,243)	11,630
Change in unrealized gain (loss) on investments	2,037,136	188,454	1,019,522	-	1,872	17,317	639,832	(4,756)

Net gain (loss) on investments	1,215,991	177,986	790,306	-	2,194	4,289	44,589	6,874

Reinvested capital gains	-	886	3,727	-	-	-	-	2,844

Net increase (decrease) in contract owners’ equity resulting from operations	$1,428,241	179,999	786,415	(277,564)	1,963	5,816	55,800	8,873

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF	SCF2
Reinvested dividends	$22,608	-	2,868	-	809	9,621	1,414	1,383
Mortality and expense risk charges (note 2)	(56,458)	(1,919)	(2,579)	(11,792)	(1,504)	(28,044)	(5,548)	(30,997)

Net investment income (loss)	(33,850)	(1,919)	289	(11,792)	(695)	(18,423)	(4,134)	(29,614)

Realized gain (loss) on investments	140,241	17,291	24,445	(112,790)	4,611	(620,993)	(60,659)	(538,332)
Change in unrealized gain (loss) on investments	162,006	25,826	712	337,458	26,889	1,101,661	168,999	1,097,344

Net gain (loss) on investments	302,247	43,117	25,157	224,668	31,500	480,668	108,340	559,012

Reinvested capital gains	191,876	-	9,727	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,273	41,198	35,173	212,876	30,805	462,245	104,206	529,398

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	PMVFAD	PMVLAD	AVCA2
Reinvested dividends	$10,485	2,907	2,767	1,363	29,846	3,525	39,331	5,700
Mortality and expense risk charges (note 2)	(9,453)	(50,633)	(31,651)	(736)	(20,374)	(2,938)	(29,652)	(14,546)

Net investment income (loss)	1,032	(47,726)	(28,884)	627	9,472	587	9,679	(8,846)

Realized gain (loss) on investments	18,639	(1,064)	1,807	(2,118)	162,053	(267)	14,636	(30,600)
Change in unrealized gain (loss) on investments	(10,501)	200,004	165,095	(6,079)	146,831	16,603	78,844	182,288

Net gain (loss) on investments	8,138	198,940	166,902	(8,197)	308,884	16,336	93,480	151,688

Reinvested capital gains	1,200	16,948	13,160	9,393	143,851	3,547	5,826	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,370	168,162	151,178	1,823	462,207	20,470	108,985	142,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVCDI	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI	ALVGIB	ALVIVB
Reinvested dividends	$-	-	3,560	6,605	7,523	2,140	-	27,742
Mortality and expense risk charges (note 2)	(1,013)	(2,783)	(4,275)	(12,291)	(5,600)	(5,100)	(38,431)	(15,121)

Net investment income (loss)	(1,013)	(2,783)	(715)	(5,686)	1,923	(2,960)	(38,431)	12,621

Realized gain (loss) on investments	(22,234)	(69,361)	(921)	(30,932)	92,546	(46,023)	(427,807)	2,401
Change in unrealized gain (loss) on investments	37,835	111,321	23,824	81,939	(57,099)	94,449	782,644	(18,927)

Net gain (loss) on investments	15,601	41,960	22,903	51,007	35,447	48,426	354,837	(16,526)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,588	39,177	22,188	45,321	37,370	45,466	316,406	(3,905)

Investment Activity:	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS	DSRG	FCA2S	FALFS
Reinvested dividends	$3,645	16,022	3,387	21,311	33,363	2,330	9,645	17,264
Mortality and expense risk charges (note 2)	(14,737)	(65,046)	(6,301)	(13,731)	(26,602)	(2,785)	(20,373)	(2,304)

Net investment income (loss)	(11,092)	(49,024)	(2,914)	7,580	6,761	(455)	(10,728)	14,960

Realized gain (loss) on investments	52,371	(288,970)	(77,826)	(229,836)	(165,918)	16,091	30,694	(687,471)
Change in unrealized gain (loss) on investments	35,339	1,520,672	204,838	349,989	416,010	12,278	132,352	707,289

Net gain (loss) on investments	87,710	1,231,702	127,012	120,153	250,092	28,369	163,046	19,818

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$76,618	1,182,678	124,098	127,733	256,853	27,914	152,318	34,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVIE2	FVK2	FVGS2	FQB	FQBS	FC2	FEIP
Reinvested dividends	$559,348	241	-	-	154,845	437,331	12,116	199,162
Mortality and expense risk charges (note 2)	(78,503)	(183)	(3,873)	(1,012)	(33,257)	(97,048)	(245,686)	(159,643)

Net investment income (loss)	480,845	58	(3,873)	(1,012)	121,588	340,283	(233,570)	39,519

Realized gain (loss) on investments	(378,241)	7,710	792	(137,772)	(4,725)	83,852	(6,899,422)	(818,010)
Change in unrealized gain (loss) on investments	693,496	(14,509)	54,619	154,334	100,979	165,996	9,785,531	2,192,762

Net gain (loss) on investments	315,255	(6,799)	55,411	16,562	96,254	249,848	2,886,109	1,374,752

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$796,100	(6,741)	51,538	15,550	217,842	590,131	2,652,539	1,414,271

Investment Activity:	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2
Reinvested dividends	$6,439	801,207	19,733	16,628	4,068	45,625	30,903	16,547
Mortality and expense risk charges (note 2)	(32,088)	(150,565)	(23,280)	(15,084)	(5,526)	(37,524)	(20,172)	(13,046)

Net investment income (loss)	(25,649)	650,642	(3,547)	1,544	(1,458)	8,101	10,731	3,501

Realized gain (loss) on investments	(669,593)	(249,819)	15,495	8,563	7,359	(47,046)	(4,480)	8,170
Change in unrealized gain (loss) on investments	1,264,806	838,998	219,423	204,360	65,386	346,155	231,320	129,172

Net gain (loss) on investments	595,213	589,179	234,918	212,923	72,745	299,109	226,840	137,342

Reinvested capital gains	-	-	5,481	5,056	1,695	13,747	9,981	5,888

Net increase (decrease) in contract owners’ equity resulting from operations	$569,564	1,239,821	236,852	219,523	72,982	320,957	247,552	146,731

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FBP	FBS	FB2	FCP	FCS	FDCA2	FDCAS	FEIS
Reinvested dividends	$284,647	70,639	34,333	12,102	8,491	3,033	462	164,508
Mortality and expense risk charges (note 2)	(240,745)	(46,925)	(26,308)	(315,354)	(157,521)	(14,371)	(1,898)	(101,254)

Net investment income (loss)	43,902	23,714	8,025	(303,252)	(149,030)	(11,338)	(1,436)	63,254

Realized gain (loss) on investments	46,087	207,151	2,102	(2,980,110)	(2,753,630)	(102,732)	(24,674)	(697,009)
Change in unrealized gain (loss) on investments	2,441,313	491,936	340,827	6,362,199	5,089,170	313,014	55,184	1,915,503

Net gain (loss) on investments	2,487,400	699,087	342,929	3,382,089	2,335,540	210,282	30,510	1,218,494

Reinvested capital gains	93,958	25,523	13,122	-	1	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,625,260	748,324	364,076	3,078,837	2,186,511	198,944	29,074	1,281,748

Investment Activity:	FEI2	FGIP	FGIS	FGI2	FGOP	FGOS	FGO2	FGP
Reinvested dividends	$236,385	40,164	41,195	20,182	21	-	-	29,340
Mortality and expense risk charges (note 2)	(185,611)	(81,701)	(69,148)	(50,639)	(422,961)	(72,974)	(13,561)	(150,176)

Net investment income (loss)	50,774	(41,537)	(27,953)	(30,457)	(422,940)	(72,974)	(13,561)	(120,836)

Realized gain (loss) on investments	(1,905,183)	82,623	(335,796)	(172,927)	(3,272,580)	(335,971)	288,256	(194,453)
Change in unrealized gain (loss) on investments	3,820,841	666,580	1,244,232	736,568	10,280,181	2,016,772	9,486	2,453,932

Net gain (loss) on investments	1,915,658	749,203	908,436	563,641	7,007,601	1,680,801	297,742	2,259,479

Reinvested capital gains	-	-	-	-	-	-	-	36,063

Net increase (decrease) in contract owners’ equity resulting from operations	$1,966,432	707,666	880,483	533,184	6,584,661	1,607,827	284,181	2,174,706

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP
Reinvested dividends	$18,969	2,488	82,298	371,387	314,136	113,793	33,771	438,765
Mortality and expense risk charges (note 2)	(110,686)	(100,218)	(16,152)	(51,376)	(54,767)	(22,617)	(4,510)	(271,229)

Net investment income (loss)	(91,717)	(97,730)	66,146	320,011	259,369	91,176	29,261	167,536

Realized gain (loss) on investments	(345,231)	63,973	153,881	(190,284)	(252,818)	149,739	44,617	104,740
Change in unrealized gain (loss) on investments	2,714,527	1,796,776	(85,116)	486,570	575,702	(17,441)	(19,765)	2,244,829

Net gain (loss) on investments	2,369,296	1,860,749	68,765	296,286	322,884	132,298	24,852	2,349,569

Reinvested capital gains	37,199	29,197	-	-	-	-	-	454,912

Net increase (decrease) in contract owners’ equity resulting from operations	$2,314,778	1,792,216	134,911	616,297	582,253	223,474	54,113	2,972,017

Investment Activity:	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2
Reinvested dividends	$748,275	11,503	20,843	24,505	25,587	147,515	45,469	25,279
Mortality and expense risk charges (note 2)	(261,175)	(40,290)	(83,397)	(263,257)	(181,946)	(152,088)	(34,670)	(24,964)

Net investment income (loss)	487,100	(28,787)	(62,554)	(238,752)	(156,359)	(4,573)	10,799	315

Realized gain (loss) on investments	227,801	(32,581)	(298,309)	(1,348,707)	-	(106,024)	106,079	(17,694)
Change in unrealized gain (loss) on investments	438,158	806,929	2,375,827	6,918,373	-	1,209,574	272,185	260,020

Net gain (loss) on investments	665,959	774,348	2,077,518	5,569,666	-	1,103,550	378,264	242,326

Reinvested capital gains	227,455	9,993	26,893	75,021	7,900	20,116	6,687	4,190

Net increase (decrease) in contract owners’ equity resulting from operations	$1,380,514	755,554	2,041,857	5,405,935	(148,459)	1,119,093	395,750	246,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI
Reinvested dividends	$31,309	7,019	5,170	1,172	3,111	-	-	23,939
Mortality and expense risk charges (note 2)	(35,323)	(5,895)	(5,385)	(2,867)	(2,310)	(594)	(11,416)	(14,943)

Net investment income (loss)	(4,014)	1,124	(215)	(1,695)	801	(594)	(11,416)	8,996

Realized gain (loss) on investments	(975,917)	(89,868)	(24,592)	(69,298)	(7,480)	(12,712)	(168,049)	4,631
Change in unrealized gain (loss) on investments	1,251,297	139,732	96,629	133,133	42,740	26,067	369,249	232,056

Net gain (loss) on investments	275,380	49,864	72,037	63,835	35,260	13,355	201,200	236,687

Reinvested capital gains	5,077	1,032	317	-	158	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$276,443	52,020	72,139	62,140	36,219	12,761	189,784	245,683

Investment Activity:	TIF	FTVFA2	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS
Reinvested dividends	$6,659	8,232	83	-	8,272	64,404	4,054	40,826
Mortality and expense risk charges (note 2)	(3,556)	(4,473)	(3,238)	(70,980)	(6,201)	(57,150)	(2,743)	(36,223)

Net investment income (loss)	3,103	3,759	(3,155)	(70,980)	2,071	7,254	1,311	4,603

Realized gain (loss) on investments	942	39,357	(321)	515,265	(22,387)	(374,753)	8,950	47,515
Change in unrealized gain (loss) on investments	18,934	(19,773)	51,112	(95,983)	98,577	1,003,649	21,896	329,515

Net gain (loss) on investments	19,876	19,584	50,791	419,282	76,190	628,896	30,846	377,030

Reinvested capital gains	-	31	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,979	23,374	47,636	348,302	78,261	636,150	32,157	381,633

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS	PVGIB	PVTIGB
Reinvested dividends	$12,838	12,281	63,690	4,079	1,316	1,134,780	2,710	6,378
Mortality and expense risk charges (note 2)	(2,092)	(1,903)	(76,906)	(6,522)	(3,006)	(146,115)	(2,044)	(1,832)

Net investment income (loss)	10,746	10,378	(13,216)	(2,443)	(1,690)	988,665	666	4,546

Realized gain (loss) on investments	(93,442)	(233,036)	(90,844)	20,981	(1,485)	144,504	(1,834)	(42,428)
Change in unrealized gain (loss) on investments	107,228	244,424	904,401	105,080	55,117	514,387	22,739	48,557

Net gain (loss) on investments	13,786	11,388	813,557	126,061	53,632	658,891	20,905	6,129

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$24,532	21,766	800,341	123,618	51,942	1,647,556	21,571	10,675

Investment Activity:	PVTSCB	PVTVB	ACEG2	ACC2	VWHAR	WRASP	WFVSCG
Reinvested dividends	$557	15,098	-	10,269	-	17,518	-
Mortality and expense risk charges (note 2)	(1,807)	(14,811)	(27,309)	(85,884)	(1,019)	(16,508)	(2,824)

Net investment income (loss)	(1,250)	287	(27,309)	(75,615)	(1,019)	1,010	(2,824)

Realized gain (loss) on investments	(88,067)	152,949	168,250	(687,308)	94	33,986	(3,980)
Change in unrealized gain (loss) on investments	124,956	43,318	185,601	1,666,640	56,420	53,615	6,398

Net gain (loss) on investments	36,889	196,267	353,851	979,332	56,514	87,601	2,418

Reinvested capital gains	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$35,639	196,554	326,542	903,717	55,495	88,611	(406)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA3		JARLCS		MIGSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,734,281	4,618,221	5,058	11,098	-	(761)	(20,006)	(18,932)
Realized gain (loss) on investments	(37,324,642)	(64,653,221)	23,390	3,787	-	(100,180)	70,381	(124,831)
Change in unrealized gain (loss) on investments	118,488,197	213,853,843	73,426	37,891	-	116,533	137,865	752,563
Reinvested capital gains	2,081,638	7,049,164	10,512	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	85,979,474	160,868,007	112,386	52,776	-	15,592	188,240	608,800

Equity transactions:
Purchase payments received from contract owners (note 3)	19,211,225	21,045,121	55,468	374,117	-	352	18,345	17,353
Transfers between funds	-	-	734,969	803,770	-	(198,371)	(18,681)	(210,369)
Redemptions (note 3)	(192,934,479)	(167,586,083)	(284,498)	(3,232)	-	(14,057)	(471,380)	(382,993)
Annuity benefits	(192,710)	(165,909)	-	-	-	-	(731)	(835)
Contract maintenance charges (note 2)	(45,638)	(50,301)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(216,883)	(525,516)	(249)	-	-	(174)	(1,078)	(3,300)
Adjustments to maintain reserves	(520)	(269,197)	26	(4)	-	(12)	(87)	(920)

Net equity transactions	(174,179,005)	(147,551,885)	505,716	1,174,651	-	(212,262)	(473,612)	(581,064)

Net change in contract owners’ equity	(88,199,531)	13,316,122	618,102	1,227,427	-	(196,670)	(285,372)	27,736
Contract owners’ equity beginning of period	788,131,102	774,814,980	1,227,427	-	-	196,670	2,161,504	2,133,768

Contract owners’ equity end of period	$699,931,571	788,131,102	1,845,529	1,227,427	-	-	1,876,132	2,161,504

CHANGES IN UNITS:
Beginning units	62,967,784	76,510,891	101,563	-	-	17,772	217,516	296,075
Units purchased	21,294,483	14,581,562	102,200	105,023	-	656	42,741	29,874
Units redeemed	(33,944,481)	(28,124,669)	(63,124)	(3,460)	-	(18,428)	(90,915)	(108,433)

Ending units	50,317,786	62,967,784	140,639	101,563	-	-	169,342	217,516

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MMCGSC		MNDSC		MVFSC		MVIVSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(30,460)	(30,598)	(27,794)	(22,570)	8,507	(3,735)	(337)	-
Realized gain (loss) on investments	(327,918)	(349,044)	(152,830)	(370,824)	(364,227)	(507,744)	106	-
Change in unrealized gain (loss) on investments	922,303	1,148,755	906,944	1,269,033	718,562	1,339,037	8,539	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	563,925	769,113	726,320	875,639	362,842	827,558	8,308	-

Equity transactions:
Purchase payments received from contract owners (note 3)	71,516	32,161	43,508	105,432	175,785	372,599	1,120	-
Transfers between funds	(56,157)	38,158	274,351	326,645	(118,033)	(53,806)	68,681	-
Redemptions (note 3)	(697,991)	(490,219)	(565,127)	(479,004)	(1,448,894)	(955,024)	(595)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,098)	(2,113)	(363)	(1,256)	(3,286)	(2,827)	-	-
Adjustments to maintain reserves	130	(249)	(234)	(224)	(258)	(1,191)	(2)	-

Net equity transactions	(683,600)	(422,262)	(247,865)	(48,407)	(1,394,686)	(640,249)	69,204	-

Net change in contract owners’ equity	(119,675)	346,851	478,455	827,232	(1,031,844)	187,309	77,512	-
Contract owners’ equity beginning of period	2,556,546	2,209,695	2,264,792	1,437,560	4,924,645	4,737,336	-	-

Contract owners’ equity end of period	$2,436,871	2,556,546	2,743,247	2,264,792	3,892,801	4,924,645	77,512	-

CHANGES IN UNITS:
Beginning units	358,057	433,328	202,161	206,391	386,745	450,686	-	-
Units purchased	85,666	63,702	79,054	97,214	94,589	134,540	7,260	-
Units redeemed	(177,486)	(138,973)	(99,425)	(101,444)	(204,665)	(198,481)	(58)	-

Ending units	266,237	358,057	181,790	202,161	276,669	386,745	7,202	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSVF2		VFMG2		NVAGF3		NVAMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$34,295	88,547	(58,487)	(161,981)	2,638	2,208	(68)	(1)
Realized gain (loss) on investments	(67,227)	(137,702)	(639,654)	(2,808,289)	1,724	(99)	290	(46)
Change in unrealized gain (loss) on investments	82,431	136,909	1,913,128	5,643,449	(600)	(2,908)	2,037	-
Reinvested capital gains	-	-	-	81,205	1,664	322	57	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,499	87,754	1,214,987	2,754,384	5,426	(477)	2,316	(47)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	36,462	305,010	185,448	-	4,000	-	-
Transfers between funds	(185,183)	(23,768)	(238,465)	(2,283,265)	41,709	68,937	18,938	47
Redemptions (note 3)	(236,927)	(521,398)	(2,660,740)	(2,760,707)	(50,995)	(3,953)	(3,240)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(54)	(2,189)	(3,232)	(19,829)	-	-	-	-
Adjustments to maintain reserves	(40)	(59)	191	(447)	(1)	(9)	(14)	-

Net equity transactions	(422,204)	(510,952)	(2,597,236)	(4,878,800)	(9,287)	68,975	15,684	47

Net change in contract owners’ equity	(372,705)	(423,198)	(1,382,249)	(2,124,416)	(3,861)	68,498	18,000	-
Contract owners’ equity beginning of period	955,504	1,378,702	14,978,687	17,103,103	68,498	-	-	-

Contract owners’ equity end of period	$582,799	955,504	13,596,438	14,978,687	64,637	68,498	18,000	-

CHANGES IN UNITS:
Beginning units	87,666	136,564	1,286,972	1,828,065	6,049	-	-	-
Units purchased	23,476	28,827	103,073	54,864	3,501	6,398	1,546	215
Units redeemed	(60,777)	(77,725)	(323,656)	(595,957)	(4,221)	(349)	(251)	(215)

Ending units	50,365	87,666	1,066,389	1,286,972	5,329	6,049	1,295	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$25,602	(58,197)	25,993	(24,126)	(5,582)	(25,937)	(22,990)	(26,586)
Realized gain (loss) on investments	(434,166)	(339,069)	(8,975)	(146,519)	(288,254)	(509,107)	(369,170)	(570,592)
Change in unrealized gain (loss) on investments	943,171	1,396,805	110,143	465,056	502,163	1,081,905	768,400	1,047,536
Reinvested capital gains	-	133,247	-	909	-	172,168	-	268,575

Net increase (decrease) in contract owners’ equity resulting from operations	534,607	1,132,786	127,161	295,320	208,327	719,029	376,240	718,933

Equity transactions:
Purchase payments received from contract owners (note 3)	111,149	72,891	109,212	85,422	69,614	117,289	19,658	136,597
Transfers between funds	(144,927)	1,074,543	(66,502)	1,052,207	(4,070)	226,764	630,613	503,605
Redemptions (note 3)	(1,360,050)	(533,741)	(649,344)	(710,564)	(598,163)	(410,313)	(627,397)	(541,672)
Annuity benefits	-	-	-	-	(3,133)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,524)	(6,972)	(1,048)	(798)	(817)	(590)	(449)	285
Adjustments to maintain reserves	(75)	(198)	(126)	(96)	209	(215)	223	(190)

Net equity transactions	(1,395,427)	606,523	(607,808)	426,171	(536,360)	(67,065)	22,648	98,625

Net change in contract owners’ equity	(860,820)	1,739,309	(480,647)	721,491	(328,033)	651,964	398,888	817,558
Contract owners’ equity beginning of period	6,061,808	4,322,499	2,876,845	2,155,354	2,741,327	2,089,363	2,550,130	1,732,572

Contract owners’ equity end of period	$5,200,988	6,061,808	2,396,198	2,876,845	2,413,294	2,741,327	2,949,018	2,550,130

CHANGES IN UNITS:
Beginning units	651,642	567,533	273,839	227,907	265,398	283,306	296,662	276,634
Units purchased	185,865	219,870	103,148	187,841	83,050	103,627	133,572	150,097
Units redeemed	(334,848)	(135,761)	(160,256)	(141,909)	(137,951)	(121,535)	(137,857)	(130,069)

Ending units	502,659	651,642	216,731	273,839	210,497	265,398	292,377	296,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGI2		HIBF3		GEM2		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(649)	(9,305)	21,440	21,413	(8,133)	(987)	(74,610)	(15,385)
Realized gain (loss) on investments	(35,777)	(89,189)	(8,974)	(10,033)	(25,540)	(53,309)	(1,365,766)	(2,547,125)
Change in unrealized gain (loss) on investments	110,405	311,583	20,724	80,139	121,844	394,416	2,334,212	4,882,945
Reinvested capital gains	-	22,746	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,979	235,835	33,190	91,519	88,171	340,120	893,836	2,320,435

Equity transactions:
Purchase payments received from contract owners (note 3)	17,461	39,945	14,870	11,322	-	(11)	193,977	136,008
Transfers between funds	64,041	315,992	5,184	87,310	(31,971)	(37,477)	1,018,225	520,367
Redemptions (note 3)	(292,032)	(110,429)	(49,310)	(31,023)	(153,456)	(105,714)	(1,292,015)	(892,304)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(96)	(244)	-	-	(28)	(389)	(2,170)	(3,389)
Adjustments to maintain reserves	40	(70)	(24)	(14)	(10)	(112)	(59)	(308)

Net equity transactions	(210,586)	245,194	(29,280)	67,595	(185,465)	(143,703)	(82,042)	(239,626)

Net change in contract owners’ equity	(136,607)	481,029	3,910	159,114	(97,294)	196,417	811,794	2,080,809
Contract owners’ equity beginning of period	1,001,949	520,920	286,940	127,826	856,908	660,491	6,246,312	4,165,503

Contract owners’ equity end of period	$865,342	1,001,949	290,850	286,940	759,614	856,908	7,058,106	6,246,312

CHANGES IN UNITS:
Beginning units	128,907	86,788	24,087	15,462	32,278	40,444	313,458	337,634
Units purchased	30,778	89,575	10,960	12,104	3,111	12,528	186,567	185,099
Units redeemed	(58,436)	(47,456)	(13,404)	(3,479)	(10,547)	(20,694)	(192,938)	(209,275)

Ending units	101,249	128,907	21,643	24,087	24,842	32,278	307,087	313,458

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		NVNMO2		NVNSR2		NVCRA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,089)	(460)	(1,237)	(570)	(37)	(47)	(206)	(57)
Realized gain (loss) on investments	(915)	(32,725)	10,143	(4,627)	753	181	1,439	(2,550)
Change in unrealized gain (loss) on investments	17,066	71,546	(2,134)	18,889	(546)	2,336	(1,395)	1,899
Reinvested capital gains	-	-	9,010	242	-	-	2,870	5

Net increase (decrease) in contract owners’ equity resulting from operations	15,062	38,361	15,782	13,934	170	2,470	2,708	(703)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,625	-	6,870	-	1,440	4,559	1,795	34,388
Transfers between funds	54,978	69,871	(28,255)	81,331	131,259	7,700	27,903	6,904
Redemptions (note 3)	(115,929)	(5,211)	(1,055)	(284)	(75,038)	(797)	(15,603)	(24,648)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	-	-	-	(1)	-	(17)	(141)
Adjustments to maintain reserves	(33)	(13)	(15)	(19)	(4)	(5)	13	(5)

Net equity transactions	(56,364)	64,647	(22,455)	81,028	57,656	11,457	14,091	16,498

Net change in contract owners’ equity	(41,302)	103,008	(6,673)	94,962	57,826	13,927	16,799	15,795
Contract owners’ equity beginning of period	205,684	102,676	111,575	16,613	13,927	-	23,819	8,024

Contract owners’ equity end of period	$164,382	205,684	104,902	111,575	71,753	13,927	40,618	23,819

CHANGES IN UNITS:
Beginning units	29,502	18,797	14,452	3,251	1,750	-	2,949	1,264
Units purchased	19,861	17,964	8,211	14,629	18,717	1,861	6,851	6,136
Units redeemed	(28,335)	(7,259)	(10,777)	(3,428)	(13,060)	(111)	(5,390)	(4,451)

Ending units	21,028	29,502	11,886	14,452	7,407	1,750	4,410	2,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,586)	5,939	(2,299)	2,098	120	9,401	(6,015)	14,791
Realized gain (loss) on investments	66,636	58,900	36,775	(42,402)	57,504	14,610	254,576	(56,213)
Change in unrealized gain (loss) on investments	(2,465)	104,390	19,707	132,955	(31,965)	48,748	(8,464)	480,594
Reinvested capital gains	-	-	24	-	7,476	1,478	-	116

Net increase (decrease) in contract owners’ equity resulting from operations	62,585	169,229	54,207	92,651	33,135	74,237	240,097	439,288

Equity transactions:
Purchase payments received from contract owners (note 3)	25,026	48,410	17,250	86,037	2,352	118,099	138,156	289,690
Transfers between funds	114,210	908,758	69,269	286,791	666	286,939	686,911	1,730,201
Redemptions (note 3)	(379,310)	(571,210)	(185,376)	(72,105)	(237,781)	(130,618)	(955,680)	(310,272)
Annuity benefits	-	-	-	-	-	-	(2,812)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(297)	(581)	(1,614)	(519)	(285)	(2,755)
Adjustments to maintain reserves	3,911	(12)	(17)	(4)	(20)	2	122,609	(17)

Net equity transactions	(236,163)	385,946	(99,171)	300,138	(236,397)	273,903	(11,101)	1,706,847

Net change in contract owners’ equity	(173,578)	555,175	(44,964)	392,789	(203,262)	348,140	228,996	2,146,135
Contract owners’ equity beginning of period	861,990	306,815	544,765	151,976	730,090	381,950	2,486,373	340,238

Contract owners’ equity end of period	$688,412	861,990	499,801	544,765	526,828	730,090	2,715,369	2,486,373

CHANGES IN UNITS:
Beginning units	91,943	38,787	61,751	21,071	72,094	42,097	272,785	44,997
Units purchased	18,589	146,787	29,587	57,050	32,928	80,314	165,757	292,883
Units redeemed	(43,553)	(93,631)	(40,449)	(16,370)	(55,891)	(50,317)	(180,452)	(65,095)

Ending units	66,979	91,943	50,889	61,751	49,131	72,094	258,090	272,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(829)	596	(2,053)	5,357	250	461	8,196	8,063
Realized gain (loss) on investments	18,203	9,365	96,758	16,147	283	3,477	47,858	8,415
Change in unrealized gain (loss) on investments	244	17,645	28,902	63,046	109	143	(16,640)	16,009
Reinvested capital gains	-	57	2,398	413	157	131	5,659	2,694

Net increase (decrease) in contract owners’ equity resulting from operations	17,618	27,663	126,005	84,963	799	4,212	45,073	35,181

Equity transactions:
Purchase payments received from contract owners (note 3)	16,930	64,374	15,692	158,752	-	-	15,766	-
Transfers between funds	410,125	133,720	1,140,506	595,512	5,967	55,813	331,348	544,637
Redemptions (note 3)	(82,548)	(111,365)	(532,563)	(236,867)	(372)	(50,015)	(461,144)	(51,374)
Annuity benefits	-	-	-	-	-	-	(3,362)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75)	(1,412)	(239)	(945)	-	-	(52)	-
Adjustments to maintain reserves	2	(10)	1	(20)	(6)	(8)	43	(19)

Net equity transactions	344,434	85,307	623,397	516,432	5,589	5,790	(117,401)	493,244

Net change in contract owners’ equity	362,052	112,970	749,402	601,395	6,388	10,002	(72,328)	528,425
Contract owners’ equity beginning of period	155,447	42,477	778,869	177,474	10,002	-	564,408	35,983

Contract owners’ equity end of period	$517,499	155,447	1,528,271	778,869	16,390	10,002	492,080	564,408

CHANGES IN UNITS:
Beginning units	18,195	6,213	80,979	21,422	945	-	53,305	3,657
Units purchased	55,212	28,689	159,466	89,234	776	5,626	84,741	100,477
Units redeemed	(19,519)	(16,707)	(93,792)	(29,677)	(258)	(4,681)	(95,216)	(50,829)

Ending units	53,888	18,195	146,653	80,979	1,463	945	42,830	53,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVLCP2		TRF2		GBF		GVIDA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,534	13,559	(1,120)	(328)	256,754	411,186	40,514	(31,574)
Realized gain (loss) on investments	10,562	14,068	(3,847)	(9,258)	320,715	228,849	(1,248,435)	(1,057,264)
Change in unrealized gain (loss) on investments	10,963	(11,084)	31,421	35,680	(466,670)	(645,892)	2,263,758	2,671,883
Reinvested capital gains	7,815	13,851	-	-	476,648	249,038	-	525,577

Net increase (decrease) in contract owners’ equity resulting from operations	34,874	30,394	26,454	26,094	587,447	243,181	1,055,837	2,108,622

Equity transactions:
Purchase payments received from contract owners (note 3)	9,000	4,500	3,582	1,561	203,288	466,659	93,365	146,924
Transfers between funds	(235,561)	768,449	(8,045)	187,881	(198,627)	(787,027)	(12,761)	(113,759)
Redemptions (note 3)	(227,117)	(97,774)	(25,755)	(7,523)	(4,854,408)	(4,774,776)	(2,871,350)	(1,547,036)
Annuity benefits	-	-	-	-	(1,008)	(1,334)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(230)	(2,511)	(21)	(26)	(13,595)	(24,266)	(3,329)	(4,252)
Adjustments to maintain reserves	(5)	(27)	(32)	(51)	(455)	(408)	-	(330)

Net equity transactions	(453,913)	672,637	(30,271)	181,842	(4,864,805)	(5,121,152)	(2,794,075)	(1,518,453)

Net change in contract owners’ equity	(419,039)	703,031	(3,817)	207,936	(4,277,358)	(4,877,971)	(1,738,238)	590,169
Contract owners’ equity beginning of period	706,237	3,206	246,948	39,012	16,913,356	21,791,327	10,513,670	9,923,501

Contract owners’ equity end of period	$287,198	706,237	243,131	246,948	12,635,998	16,913,356	8,775,432	10,513,670

CHANGES IN UNITS:
Beginning units	62,464	325	28,643	5,793	1,261,907	1,644,424	862,813	1,027,805
Units purchased	28,877	81,322	13,833	24,103	297,915	412,238	145,843	154,713
Units redeemed	(67,684)	(19,183)	(15,916)	(1,253)	(648,006)	(794,755)	(376,251)	(319,705)

Ending units	23,657	62,464	26,560	28,643	911,816	1,261,907	632,405	862,813

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$131	472	3	377	147,732	104,342	546,709	200,605
Realized gain (loss) on investments	(2,037)	2	20	22,408	(269,308)	(583,530)	(2,160,462)	(3,107,007)
Change in unrealized gain (loss) on investments	18,975	(460)	2,157	634	692,749	1,620,934	7,456,513	13,509,449
Reinvested capital gains	609	724	31	36	37,030	85,948	-	1,745,944

Net increase (decrease) in contract owners’ equity resulting from operations	17,678	738	2,211	23,455	608,203	1,227,694	5,842,760	12,348,991

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	599,512	196,356	1,533,607	1,004,917
Transfers between funds	257,729	100,618	14,497	158,468	2,101,076	906,317	(2,233,779)	(760,542)
Redemptions (note 3)	(20,854)	-	-	(174,952)	(5,171,326)	(5,661,883)	(23,352,608)	(14,109,752)
Annuity benefits	-	-	-	-	(48,803)	(24,187)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(208)	-	-	-	(5,205)	(44,727)	(30,909)	(51,784)
Adjustments to maintain reserves	10	(7)	(16)	1	(63,491)	(4,597)	6,476	(2,202)

Net equity transactions	236,677	100,611	14,481	(16,483)	(2,588,237)	(4,632,721)	(24,077,213)	(13,919,363)

Net change in contract owners’ equity	254,355	101,349	16,692	6,972	(1,980,034)	(3,405,027)	(18,234,453)	(1,570,372)
Contract owners’ equity beginning of period	101,349	-	6,972	-	15,426,998	18,832,025	79,264,359	80,834,731

Contract owners’ equity end of period	$355,704	101,349	23,664	6,972	13,446,964	15,426,998	61,029,906	79,264,359

CHANGES IN UNITS:
Beginning units	8,765	-	577	-	1,264,065	1,662,960	6,413,045	7,705,854
Units purchased	30,610	8,765	1,764	15,460	453,875	239,897	983,092	674,770
Units redeemed	(10,974)	-	(577)	(14,883)	(683,519)	(638,792)	(2,914,276)	(1,967,579)

Ending units	28,401	8,765	1,764	577	1,034,421	1,264,065	4,481,861	6,413,045

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMA		GVDMC		MCIF		MCIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$211,504	(6,853)	212,250	116,847	1,127	(1,240)	(7,618)	(20,207)
Realized gain (loss) on investments	(1,258,624)	(2,413,277)	(821,145)	(1,408,467)	(10,468)	(39,287)	(229,216)	(466,000)
Change in unrealized gain (loss) on investments	4,286,680	7,682,485	2,037,136	3,877,683	188,454	261,197	1,019,522	1,451,798
Reinvested capital gains	-	1,373,321	-	369,079	886	25,889	3,727	110,635

Net increase (decrease) in contract owners’ equity resulting from operations	3,239,560	6,635,676	1,428,241	2,955,142	179,999	246,559	786,415	1,076,226

Equity transactions:
Purchase payments received from contract owners (note 3)	474,251	666,778	815,351	283,241	4,654	3,147	33,525	55,120
Transfers between funds	(2,057,625)	(1,754,055)	681,164	(644,453)	(15,952)	(5,029)	(108,892)	(293,409)
Redemptions (note 3)	(7,714,597)	(5,785,995)	(8,572,546)	(5,376,752)	(205,668)	(62,237)	(975,002)	(611,097)
Annuity benefits	-	-	(31,297)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,240)	(38,223)	(5,277)	(19,910)	(382)	(285)	(1,378)	(1,666)
Adjustments to maintain reserves	5,239	(748)	(76,404)	(620)	(10)	(35)	63	(319)

Net equity transactions	(9,299,972)	(6,912,243)	(7,189,009)	(5,758,494)	(217,358)	(64,439)	(1,051,684)	(851,371)

Net change in contract owners’ equity	(6,060,412)	(276,567)	(5,760,768)	(2,803,352)	(37,359)	182,120	(265,269)	224,855
Contract owners’ equity beginning of period	34,958,737	35,235,304	23,782,611	26,585,963	910,047	727,927	3,910,375	3,685,520

Contract owners’ equity end of period	$28,898,325	34,958,737	18,021,843	23,782,611	872,688	910,047	3,645,106	3,910,375

CHANGES IN UNITS:
Beginning units	2,817,169	3,489,803	1,915,167	2,425,833	66,192	71,732	305,639	388,437
Units purchased	541,419	225,515	453,514	269,711	6,220	10,679	62,324	24,118
Units redeemed	(1,284,357)	(898,149)	(1,041,951)	(780,377)	(21,615)	(16,219)	(140,240)	(106,916)

Ending units	2,074,231	2,817,169	1,326,730	1,915,167	50,797	66,192	227,723	305,639

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG6		GVDIV3		GVDIV6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(277,564)	(503,012)	(231)	30	1,527	1,249	11,211	8,559
Realized gain (loss) on investments	-	-	322	(275)	(13,028)	(52,726)	(595,243)	(1,261,833)
Change in unrealized gain (loss) on investments	-	-	1,872	8,198	17,317	87,477	639,832	1,596,360
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(277,564)	(503,012)	1,963	7,953	5,816	36,000	55,800	343,086

Equity transactions:
Purchase payments received from contract owners (note 3)	7,788,909	8,843,902	-	42	50	201	116,366	14,027
Transfers between funds	1,949,886	638,927	17,355	17,273	455	(6,294)	(64,815)	(244,685)
Redemptions (note 3)	(17,918,858)	(34,661,952)	(3,384)	(29,139)	(16,992)	(37,349)	(520,718)	(390,060)
Annuity benefits	(4,711)	(1,484)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,572)	(97,655)	-	-	-	(422)	(646)	(1,393)
Adjustments to maintain reserves	(8,221)	(11,892)	(10)	(10)	(27)	29	(84)	(144)

Net equity transactions	(8,215,567)	(25,290,154)	13,961	(11,834)	(16,514)	(43,835)	(469,897)	(622,255)

Net change in contract owners’ equity	(8,493,131)	(25,793,166)	15,924	(3,881)	(10,698)	(7,835)	(414,097)	(279,169)
Contract owners’ equity beginning of period	30,494,007	56,287,173	9,533	13,414	146,023	153,858	1,683,311	1,962,480

Contract owners’ equity end of period	$22,000,876	30,494,007	25,457	9,533	135,325	146,023	1,269,214	1,683,311

CHANGES IN UNITS:
Beginning units	2,836,313	5,176,926	1,163	2,205	12,901	17,385	159,390	238,492
Units purchased	2,322,777	2,990,997	6,121	4,503	2,337	293	54,442	71,878
Units redeemed	(3,101,668)	(5,331,610)	(4,521)	(5,545)	(3,297)	(4,777)	(99,644)	(150,980)

Ending units	2,057,422	2,836,313	2,763	1,163	11,941	12,901	114,188	159,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLG2		NVMLV2		NVMMG2		NVMMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(845)	(455)	(33,850)	(2,654)	(1,919)	(1,197)	289	36
Realized gain (loss) on investments	11,630	(6,608)	140,241	53,390	17,291	4,576	24,445	2,775
Change in unrealized gain (loss) on investments	(4,756)	22,711	162,006	484,901	25,826	28,288	712	26,331
Reinvested capital gains	2,844	-	191,876	-	-	-	9,727	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,873	15,648	460,273	535,637	41,198	31,667	35,173	29,142

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	39,267	43,584	17,806	31,688	-	175
Transfers between funds	24,394	48,248	(178,817)	5,066,044	52,028	85,873	17,289	240,650
Redemptions (note 3)	(40,449)	(6,089)	(1,140,528)	(450,961)	(36,754)	(4,691)	(140,751)	(22,322)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(30)	(9)	(2,147)	(463)	(34)	-	-	-
Adjustments to maintain reserves	(67)	(17)	(125)	(688)	(85)	(60)	(99)	(53)

Net equity transactions	(16,152)	42,133	(1,282,350)	4,657,516	32,961	112,810	(123,561)	218,450

Net change in contract owners’ equity	(7,279)	57,781	(822,077)	5,193,153	74,159	144,477	(88,388)	247,592
Contract owners’ equity beginning of period	72,920	15,139	5,202,609	9,456	150,882	6,405	257,047	9,455

Contract owners’ equity end of period	$65,641	72,920	4,380,532	5,202,609	225,041	150,882	168,659	257,047

CHANGES IN UNITS:
Beginning units	9,045	2,403	657,221	1,504	19,388	1,033	29,701	1,408
Units purchased	4,809	10,912	78,251	765,180	17,916	26,761	6,470	34,469
Units redeemed	(6,712)	(4,270)	(239,136)	(109,463)	(14,260)	(8,406)	(19,707)	(6,176)

Ending units	7,142	9,045	496,336	657,221	23,044	19,388	16,464	29,701

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCGF2		SCVF		SCVF2		SCF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,792)	(13,312)	(695)	(844)	(18,423)	(20,811)	(4,134)	(4,268)
Realized gain (loss) on investments	(112,790)	(155,070)	4,611	(42,946)	(620,993)	(698,724)	(60,659)	(76,810)
Change in unrealized gain (loss) on investments	337,458	407,255	26,889	79,058	1,101,661	1,247,835	168,999	214,564
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	212,876	238,873	30,805	35,268	462,245	528,300	104,206	133,486

Equity transactions:
Purchase payments received from contract owners (note 3)	19,721	6,353	115	2,272	40,175	60,555	26,119	10,001
Transfers between funds	47,618	(72,079)	(20,177)	25,446	(72,384)	(225,896)	(63,004)	(12,332)
Redemptions (note 3)	(277,179)	(183,042)	(13,375)	(69,817)	(1,002,683)	(443,843)	(52,518)	(67,758)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(121)	(1,303)	(65)	(1,573)	(1,312)	(2,031)	(241)	(218)
Adjustments to maintain reserves	(58)	(157)	(28)	(15)	758	(325)	12	(22)

Net equity transactions	(210,019)	(250,228)	(33,530)	(43,687)	(1,035,446)	(611,540)	(89,632)	(70,329)

Net change in contract owners’ equity	2,857	(11,355)	(2,725)	(8,419)	(573,201)	(83,240)	14,574	63,157
Contract owners’ equity beginning of period	1,171,990	1,183,345	150,799	159,218	2,723,189	2,806,429	511,309	448,152

Contract owners’ equity end of period	$1,174,847	1,171,990	148,074	150,799	2,149,988	2,723,189	525,883	511,309

CHANGES IN UNITS:
Beginning units	142,093	181,123	12,182	16,182	240,942	309,328	38,291	44,543
Units purchased	33,446	27,962	698	4,818	78,506	48,080	12,276	1,091
Units redeemed	(60,862)	(66,992)	(3,380)	(8,818)	(168,707)	(116,466)	(19,648)	(7,343)

Ending units	114,677	142,093	9,500	12,182	150,741	240,942	30,919	38,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCF2		NVSTB2		NVOLG1		NVOLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,614)	(29,254)	1,032	4,887	(47,726)	(86)	(28,884)	(82)
Realized gain (loss) on investments	(538,332)	(972,237)	18,639	9,510	(1,064)	1,434	1,807	1,031
Change in unrealized gain (loss) on investments	1,097,344	1,741,621	(10,501)	20,275	200,004	927	165,095	891
Reinvested capital gains	-	-	1,200	2,396	16,948	293	13,160	544

Net increase (decrease) in contract owners’ equity resulting from operations	529,398	740,130	10,370	37,068	168,162	2,568	151,178	2,384

Equity transactions:
Purchase payments received from contract owners (note 3)	44,812	34,016	21,488	45,141	21,477	521	86,179	-
Transfers between funds	(68,227)	(316,786)	251,115	705,557	61,916,512	16,062	50,596,992	30,640
Redemptions (note 3)	(777,647)	(492,937)	(390,048)	(430,119)	(1,075,106)	(376)	(546,017)	(179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,018)	(8)	-	-
Contingent deferred sales charges (note 2)	(1,377)	(2,452)	(7)	(1,034)	-	-	(936)	-
Adjustments to maintain reserves	(215)	(196)	(47)	(5)	13,352	(3)	(6,257)	(4)

Net equity transactions	(802,654)	(778,355)	(117,499)	319,540	60,875,217	16,196	50,129,961	30,457

Net change in contract owners’ equity	(273,256)	(38,225)	(107,129)	356,608	61,043,379	18,764	50,281,139	32,841
Contract owners’ equity beginning of period	2,799,312	2,837,537	753,304	396,696	18,764	-	32,841	-

Contract owners’ equity end of period	$2,526,056	2,799,312	646,175	753,304	61,062,143	18,764	50,313,980	32,841

CHANGES IN UNITS:
Beginning units	205,252	276,811	72,229	40,233	1,450	-	2,535	-
Units purchased	34,209	25,316	59,758	98,737	4,524,813	2,109	3,708,226	5,908
Units redeemed	(90,043)	(96,875)	(70,863)	(66,741)	(137,238)	(659)	(90,131)	(3,373)

Ending units	149,418	205,252	61,124	72,229	4,389,025	1,450	3,620,630	2,535

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVTIV3		NVRE2		PMVFAD		PMVLAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$627	(7)	9,472	4,529	587	185	9,679	7,486
Realized gain (loss) on investments	(2,118)	331	162,053	16,570	(267)	2,034	14,636	8,926
Change in unrealized gain (loss) on investments	(6,079)	1,308	146,831	271,570	16,603	(4,449)	78,844	(58,378)
Reinvested capital gains	9,393	129	143,851	5,978	3,547	1,483	5,826	85,311

Net increase (decrease) in contract owners’ equity resulting from operations	1,823	1,761	462,207	298,647	20,470	(747)	108,985	43,345

Equity transactions:
Purchase payments received from contract owners (note 3)	10,000	2,795	35,112	17,076	20,932	26,890	30,463	27
Transfers between funds	9,898	75,302	41,395	1,726,221	288,288	91,392	1,381,817	1,873,737
Redemptions (note 3)	(28,503)	(1,686)	(508,154)	(199,483)	(15,240)	(916)	(1,515,939)	(149,683)
Annuity benefits	-	-	-	-	-	-	(6,614)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(18)	-	(724)	(215)	(142)	(8)	(542)	-
Adjustments to maintain reserves	285	9	(121)	(248)	33	(183)	314	8

Net equity transactions	(8,338)	76,420	(432,492)	1,543,351	293,871	117,175	(110,501)	1,724,089

Net change in contract owners’ equity	(6,515)	78,181	29,715	1,841,998	314,341	116,428	(1,516)	1,767,434
Contract owners’ equity beginning of period	78,181	-	1,858,991	16,993	116,428	-	1,767,434	-

Contract owners’ equity end of period	$71,666	78,181	1,888,706	1,858,991	430,769	116,428	1,765,918	1,767,434

CHANGES IN UNITS:
Beginning units	6,039	-	258,334	3,048	10,695	-	161,276	-
Units purchased	1,884	7,025	103,142	334,926	30,420	17,183	351,305	231,147
Units redeemed	(2,659)	(986)	(157,685)	(79,640)	(4,537)	(6,488)	(359,983)	(69,871)

Ending units	5,264	6,039	203,791	258,334	36,578	10,695	152,598	161,276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBV2		AVCA2		AVCDI		AVCD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(36,024)	(8,846)	(13,571)	(1,013)	(1,159)	(2,783)	(2,920)
Realized gain (loss) on investments	-	(3,958,665)	(30,600)	(48,521)	(22,234)	(18,476)	(69,361)	(94,209)
Change in unrealized gain (loss) on investments	-	5,222,503	182,288	281,179	37,835	54,477	111,321	175,700
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,227,814	142,842	219,087	14,588	34,842	39,177	78,571

Equity transactions:
Purchase payments received from contract owners (note 3)	1	26,321	12,839	4,731	115	8,802	15,158	108
Transfers between funds	-	(5,174,593)	(24,368)	(8,742)	(23,599)	(1,339)	35,656	4,709
Redemptions (note 3)	(1)	(495,959)	(345,407)	(147,931)	(21,365)	(23,648)	(85,161)	(48,090)
Annuity benefits	-	-	-	-	-	-	(3,241)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(2,914)	(152)	(500)	(103)	-	(23)	(375)
Adjustments to maintain reserves	-	(77)	(92)	(108)	22	(9)	121	(26)

Net equity transactions	-	(5,647,222)	(357,180)	(152,550)	(44,930)	(16,194)	(37,490)	(43,674)

Net change in contract owners’ equity	-	(4,419,408)	(214,338)	66,537	(30,342)	18,648	1,687	34,897
Contract owners’ equity beginning of period	-	4,419,408	1,371,344	1,304,807	117,307	98,659	252,525	217,628

Contract owners’ equity end of period	$-	-	1,157,006	1,371,344	86,965	117,307	254,212	252,525

CHANGES IN UNITS:
Beginning units	-	708,705	160,721	182,489	9,758	11,561	21,689	26,173
Units purchased	-	63,780	28,575	9,653	1,345	2,450	9,689	2,655
Units redeemed	-	(772,485)	(70,866)	(31,421)	(4,968)	(4,253)	(12,912)	(7,139)

Ending units	-	-	118,430	160,721	6,135	9,758	18,466	21,689

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVGI		AVCE2		AVIE2		AVMCCI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(715)	3,297	(5,686)	2,229	1,923	125	(2,960)	1,332
Realized gain (loss) on investments	(921)	(8,049)	(30,932)	(54,512)	92,546	53,392	(46,023)	(29,670)
Change in unrealized gain (loss) on investments	23,824	110,681	81,939	294,224	(57,099)	117,515	94,449	157,710
Reinvested capital gains	-	-	-	-	-	-	-	6,760

Net increase (decrease) in contract owners’ equity resulting from operations	22,188	105,929	45,321	241,941	37,370	171,032	45,466	136,132

Equity transactions:
Purchase payments received from contract owners (note 3)	3,817	96	40,005	6,465	-	-	24,810	6,417
Transfers between funds	(73,760)	(6,402)	27,918	103,258	(42,735)	(32,718)	(187,368)	(33,660)
Redemptions (note 3)	(142,034)	(24,547)	(570,842)	(199,220)	(180,829)	(134,138)	(107,297)	(66,087)
Annuity benefits	-	-	(6,757)	(454)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(115)	(59)	(660)	(731)	(65)	(934)	(120)	(477)
Adjustments to maintain reserves	9	(16)	(33)	(239)	(12)	(92)	(1)	2,085

Net equity transactions	(212,083)	(30,928)	(510,369)	(90,921)	(223,641)	(167,882)	(269,976)	(91,722)

Net change in contract owners’ equity	(189,895)	75,001	(465,048)	151,020	(186,271)	3,150	(224,510)	44,410
Contract owners’ equity beginning of period	478,210	403,209	1,234,789	1,083,769	619,656	616,506	572,187	527,777

Contract owners’ equity end of period	$288,315	478,210	769,741	1,234,789	433,385	619,656	347,677	572,187

CHANGES IN UNITS:
Beginning units	46,564	49,846	123,027	136,524	35,995	47,870	40,559	48,207
Units purchased	4,436	1,802	32,979	29,940	4,350	6,374	4,078	955
Units redeemed	(24,851)	(5,084)	(87,647)	(43,437)	(17,824)	(18,249)	(22,780)	(8,603)

Ending units	26,149	46,564	68,359	123,027	22,521	35,995	21,857	40,559

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVGIB		ALVIVB		ALVPGB		ALVSVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(38,431)	72,501	12,621	(6,005)	(11,092)	(18,633)	(49,024)	(24,686)
Realized gain (loss) on investments	(427,807)	(736,143)	2,401	(75,575)	52,371	(24,098)	(288,970)	(531,458)
Change in unrealized gain (loss) on investments	782,644	1,204,600	(18,927)	532,615	35,339	467,108	1,520,672	2,156,018
Reinvested capital gains	-	-	-	-	-	-	-	231,819

Net increase (decrease) in contract owners’ equity resulting from operations	316,406	540,958	(3,905)	451,035	76,618	424,377	1,182,678	1,831,693

Equity transactions:
Purchase payments received from contract owners (note 3)	38,794	41,915	-	4	31,857	20,624	100,183	46,934
Transfers between funds	(104,948)	(112,994)	(81,748)	(220,869)	(99,931)	(105,204)	(115,405)	(237,796)
Redemptions (note 3)	(741,396)	(742,906)	(613,646)	(374,662)	(435,829)	(170,912)	(2,071,345)	(883,098)
Annuity benefits	(316)	(378)	-	-	-	-	(449)	(452)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,486)	(3,423)	(211)	(1,749)	(1,103)	(1,113)	(3,653)	(6,873)
Adjustments to maintain reserves	(123)	(122)	137	(144)	76	(140)	91	(825)

Net equity transactions	(809,475)	(817,908)	(695,468)	(597,420)	(504,930)	(256,745)	(2,090,578)	(1,082,110)

Net change in contract owners’ equity	(493,069)	(276,950)	(699,373)	(146,385)	(428,312)	167,632	(907,900)	749,583
Contract owners’ equity beginning of period	3,445,099	3,722,049	1,693,489	1,839,874	1,552,934	1,385,302	5,998,895	5,249,312

Contract owners’ equity end of period	$2,952,030	3,445,099	994,116	1,693,489	1,124,622	1,552,934	5,090,995	5,998,895

CHANGES IN UNITS:
Beginning units	347,388	448,444	104,992	151,300	159,972	194,058	380,442	469,478
Units purchased	54,128	79,597	13,781	7,931	42,002	34,230	97,276	54,101
Units redeemed	(136,279)	(180,653)	(59,151)	(54,239)	(96,387)	(68,316)	(221,464)	(143,137)

Ending units	265,237	347,388	59,622	104,992	105,587	159,972	256,254	380,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVSCS		DSIF		DSIFS		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,914)	9,018	7,580	12,034	6,761	11,452	(455)	(610)
Realized gain (loss) on investments	(77,826)	(89,662)	(229,836)	(229,075)	(165,918)	(207,744)	16,091	(587)
Change in unrealized gain (loss) on investments	204,838	99,321	349,989	425,683	416,010	517,056	12,278	71,821
Reinvested capital gains	-	108,109	-	92,067	-	140,149	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,098	126,786	127,733	300,709	256,853	460,913	27,914	70,624

Equity transactions:
Purchase payments received from contract owners (note 3)	729	6,042	19,163	20,884	76,438	60,197	4,114	-
Transfers between funds	(51,950)	(35,905)	(278,065)	(69,255)	5,317	31,436	(16,733)	12,062
Redemptions (note 3)	(135,804)	(99,697)	(182,823)	(235,545)	(763,311)	(286,197)	(115,398)	(25,655)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(120)	(223)	(281)	(1,666)	(624)	(453)	(104)	(46)
Adjustments to maintain reserves	9	(40)	66	(29)	57	(226)	-	(10)

Net equity transactions	(187,136)	(129,823)	(441,940)	(285,611)	(682,123)	(195,243)	(128,121)	(13,649)

Net change in contract owners’ equity	(63,038)	(3,037)	(314,207)	15,098	(425,270)	265,670	(100,207)	56,975
Contract owners’ equity beginning of period	634,448	637,485	1,414,531	1,399,433	2,505,612	2,239,942	275,271	218,296

Contract owners’ equity end of period	$571,410	634,448	1,100,324	1,414,531	2,080,342	2,505,612	175,064	275,271

CHANGES IN UNITS:
Beginning units	47,606	59,553	132,305	165,235	201,886	225,035	28,301	29,659
Units purchased	3,670	1,740	36,085	39,196	57,524	42,014	5,992	1,514
Units redeemed	(17,078)	(13,687)	(80,719)	(72,126)	(111,678)	(65,163)	(19,548)	(2,872)

Ending units	34,198	47,606	87,671	132,305	147,732	201,886	14,745	28,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FCA2S		FALFS		FHIBS		FVIE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(10,728)	(6,472)	14,960	10,597	480,845	626,927	58	1,831
Realized gain (loss) on investments	30,694	(5,406)	(687,471)	(297,993)	(378,241)	(719,692)	7,710	1,217
Change in unrealized gain (loss) on investments	132,352	132,811	707,289	396,650	693,496	2,782,801	(14,509)	28,488
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	152,318	120,933	34,778	109,254	796,100	2,690,036	(6,741)	31,536

Equity transactions:
Purchase payments received from contract owners (note 3)	35,999	49,915	1,294	11,510	66,610	120,188	-	-
Transfers between funds	989,992	(69,831)	(1,023,493)	(48,606)	220,238	268,186	(83,956)	(8,591)
Redemptions (note 3)	(638,349)	(152,720)	(43,059)	(137,741)	(2,290,000)	(1,531,815)	(8,536)	(12,308)
Annuity benefits	-	-	-	-	(3,399)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,350)	(295)	(35)	(355)	(3,653)	(5,154)	-	-
Adjustments to maintain reserves	(13)	(110)	(22)	42	24	(359)	(34)	8

Net equity transactions	385,279	(173,041)	(1,065,315)	(175,150)	(2,010,180)	(1,148,954)	(92,526)	(20,891)

Net change in contract owners’ equity	537,597	(52,108)	(1,030,537)	(65,896)	(1,214,080)	1,541,082	(99,267)	10,645
Contract owners’ equity beginning of period	1,188,552	1,240,660	1,030,537	1,096,433	7,344,347	5,803,265	99,267	88,622

Contract owners’ equity end of period	$1,726,149	1,188,552	-	1,030,537	6,130,267	7,344,347	-	99,267

CHANGES IN UNITS:
Beginning units	117,030	136,194	119,548	144,291	458,406	546,407	8,430	10,516
Units purchased	151,930	16,527	2,468	11,868	164,050	185,461	-	-
Units redeemed	(118,824)	(35,691)	(122,016)	(36,611)	(287,243)	(273,462)	(8,430)	(2,086)

Ending units	150,136	117,030	-	119,548	335,213	458,406	-	8,430

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVK2		FVGS2		FQB		FQBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,873)	-	(1,012)	(5,249)	121,588	152,408	340,283	474,984
Realized gain (loss) on investments	792	-	(137,772)	(42,220)	(4,725)	(45,283)	83,852	(263,521)
Change in unrealized gain (loss) on investments	54,619	-	154,334	159,413	100,979	405,340	165,996	1,348,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,538	-	15,550	111,944	217,842	512,465	590,131	1,560,200

Equity transactions:
Purchase payments received from contract owners (note 3)	22,108	-	(15,305)	4,918	6,344	5,191	154,205	123,320
Transfers between funds	431,098	-	(466,072)	(65,613)	(76)	192,066	455,507	1,163,936
Redemptions (note 3)	(58,584)	-	(16,117)	(25,560)	(442,626)	(294,685)	(2,849,465)	(2,468,006)
Annuity benefits	(1,720)	-	(624)	(2,152)	-	-	(410)	(497)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(224)	-	(241)	(32)	(416)	(1,676)	(4,401)	(10,825)
Adjustments to maintain reserves	(10,162)	-	10,866	(63)	24	(79)	(343)	(385)

Net equity transactions	382,516	-	(487,493)	(88,502)	(436,750)	(99,183)	(2,244,907)	(1,192,457)

Net change in contract owners’ equity	434,054	-	(471,943)	23,442	(218,908)	413,282	(1,654,776)	367,743
Contract owners’ equity beginning of period	-	-	471,943	448,501	3,088,779	2,675,497	8,879,255	8,511,512

Contract owners’ equity end of period	$434,054	-	-	471,943	2,869,871	3,088,779	7,224,479	8,879,255

CHANGES IN UNITS:
Beginning units	-	-	36,281	44,308	233,092	239,911	684,106	780,704
Units purchased	50,662	-	45	3,662	24,018	51,915	236,247	255,906
Units redeemed	(12,878)	-	(36,326)	(11,689)	(55,123)	(58,734)	(404,404)	(352,504)

Ending units	37,784	-	-	36,281	201,987	233,092	515,949	684,106

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FC2		FEIP		FVSS2		FHIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(233,570)	(41,309)	39,519	88,102	(25,649)	(22,953)	650,642	650,521
Realized gain (loss) on investments	(6,899,422)	(2,828,768)	(818,010)	(1,432,325)	(669,593)	(850,508)	(249,819)	(725,576)
Change in unrealized gain (loss) on investments	9,785,531	9,469,128	2,192,762	3,960,010	1,264,806	1,884,413	838,998	3,603,987
Reinvested capital gains	-	6,129	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,652,539	6,605,180	1,414,271	2,615,787	569,564	1,010,952	1,239,821	3,528,932

Equity transactions:
Purchase payments received from contract owners (note 3)	250,597	325,747	76,764	96,903	39,021	27,713	27,625	23,888
Transfers between funds	(21,259,665)	(755,906)	(147,493)	(320,928)	(190,093)	243,868	(265,115)	(236,923)
Redemptions (note 3)	(6,590,516)	(4,829,766)	(1,654,386)	(1,893,052)	(894,367)	(554,906)	(1,398,939)	(1,469,646)
Annuity benefits	-	-	(128)	(107)	(368)	(364)	(1,447)	(1,125)
Contract maintenance charges (note 2)	-	-	(2,616)	(3,050)	-	-	(2,487)	(2,671)
Contingent deferred sales charges (note 2)	(12,350)	(22,875)	(95)	(417)	(1,407)	(1,106)	(147)	(472)
Adjustments to maintain reserves	1,055	(556)	583	(201)	82	(777)	28	1,891

Net equity transactions	(27,610,879)	(5,283,356)	(1,727,371)	(2,120,852)	(1,047,132)	(285,572)	(1,640,482)	(1,685,058)

Net change in contract owners’ equity	(24,958,340)	1,321,824	(313,100)	494,935	(477,568)	725,380	(400,661)	1,843,874
Contract owners’ equity beginning of period	24,958,340	23,636,516	11,860,711	11,365,776	2,894,871	2,169,491	11,064,828	9,220,954

Contract owners’ equity end of period	$-	24,958,340	11,547,611	11,860,711	2,417,303	2,894,871	10,664,167	11,064,828

CHANGES IN UNITS:
Beginning units	2,136,017	2,684,930	811,187	997,322	245,996	286,147	857,007	1,013,037
Units purchased	456,479	437,718	30,965	40,446	72,252	79,201	8,108	7,546
Units redeemed	(2,592,496)	(986,631)	(146,426)	(226,581)	(155,028)	(119,352)	(129,669)	(163,576)

Ending units	-	2,136,017	695,726	811,187	163,220	245,996	735,446	857,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAMGP		FAMGS		FAMG2		FAMP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,547)	1,928	1,544	6,594	(1,458)	1,350	8,101	25,655
Realized gain (loss) on investments	15,495	(17,941)	8,563	(70,290)	7,359	(8,258)	(47,046)	(153,605)
Change in unrealized gain (loss) on investments	219,423	401,104	204,360	434,854	65,386	143,459	346,155	726,015
Reinvested capital gains	5,481	2,848	5,056	2,774	1,695	1,061	13,747	4,259

Net increase (decrease) in contract owners’ equity resulting from operations	236,852	387,939	219,523	373,932	72,982	137,612	320,957	602,324

Equity transactions:
Purchase payments received from contract owners (note 3)	40,497	5,491	540	30,661	10,356	6,892	59,005	28,774
Transfers between funds	203,378	(14,490)	6,339	(107,520)	(2,308)	(90,301)	(98,051)	72,415
Redemptions (note 3)	(160,241)	(301,046)	(129,157)	(133,330)	(112,868)	(84,792)	(468,999)	(389,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(466)	(577)	-	-	-	-	(523)	(637)
Contingent deferred sales charges (note 2)	(4)	(204)	-	-	-	(19)	(215)	(282)
Adjustments to maintain reserves	(5)	(125)	(25)	(84)	(32)	(8,592)	(70)	(86)

Net equity transactions	83,159	(310,951)	(122,303)	(210,273)	(104,852)	(176,812)	(508,853)	(289,810)

Net change in contract owners’ equity	320,011	76,988	97,220	163,659	(31,870)	(39,200)	(187,896)	312,514
Contract owners’ equity beginning of period	1,592,562	1,515,574	1,538,993	1,375,334	578,051	617,251	2,831,492	2,518,978

Contract owners’ equity end of period	$1,912,573	1,592,562	1,636,213	1,538,993	546,181	578,051	2,643,596	2,831,492

CHANGES IN UNITS:
Beginning units	115,825	144,687	132,853	156,018	64,796	90,695	182,047	205,903
Units purchased	19,228	1,307	928	3,606	2,879	2,481	26,788	13,578
Units redeemed	(13,839)	(30,169)	(10,946)	(26,771)	(14,368)	(28,380)	(58,375)	(37,434)

Ending units	121,214	115,825	122,835	132,853	53,307	64,796	150,460	182,047

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAMS		FAM2		FBP		FBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,731	24,764	3,501	13,479	43,902	75,510	23,714	35,945
Realized gain (loss) on investments	(4,480)	(24,873)	8,170	(51,952)	46,087	(832,391)	207,151	(109,743)
Change in unrealized gain (loss) on investments	231,320	483,419	129,172	332,627	2,441,313	5,612,481	491,936	1,459,766
Reinvested capital gains	9,981	3,278	5,888	2,097	93,958	49,334	25,523	13,729

Net increase (decrease) in contract owners’ equity resulting from operations	247,552	486,588	146,731	296,251	2,625,260	4,904,934	748,324	1,399,697

Equity transactions:
Purchase payments received from contract owners (note 3)	1,695	4,101	-	2,773	161,447	79,607	15,786	19,078
Transfers between funds	(157,408)	133,960	(136,810)	(5,907)	113,902	(294,150)	(222,567)	51,272
Redemptions (note 3)	(213,612)	(340,110)	(186,994)	(187,104)	(2,538,609)	(1,806,087)	(965,046)	(376,980)
Annuity benefits	-	-	-	-	(10,547)	(8,619)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(3,592)	(4,003)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(6)	(614)	(67)	-	-
Adjustments to maintain reserves	(50)	(32)	(16)	(75)	1,056	704	37	(104)

Net equity transactions	(369,375)	(202,081)	(323,820)	(190,319)	(2,276,957)	(2,032,615)	(1,171,790)	(306,734)

Net change in contract owners’ equity	(121,823)	284,507	(177,089)	105,932	348,303	2,872,319	(423,466)	1,092,963
Contract owners’ equity beginning of period	2,156,813	1,872,306	1,367,108	1,261,176	17,895,710	15,023,391	5,151,599	4,058,636

Contract owners’ equity end of period	$2,034,990	2,156,813	1,190,019	1,367,108	18,244,013	17,895,710	4,728,133	5,151,599

CHANGES IN UNITS:
Beginning units	159,093	176,253	125,832	147,880	931,893	1,068,913	390,093	420,979
Units purchased	627	12,928	67	10,085	38,494	19,405	2,513	13,527
Units redeemed	(26,898)	(30,088)	(28,740)	(32,133)	(153,376)	(156,425)	(86,097)	(44,413)

Ending units	132,822	159,093	97,159	125,832	817,011	931,893	306,509	390,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FB2		FCP		FCS		FDCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$8,025	14,222	(303,252)	(821)	(149,030)	43,472	(11,338)	(15,715)
Realized gain (loss) on investments	2,102	(78,717)	(2,980,110)	(1,041,765)	(2,753,630)	(500,660)	(102,732)	(210,845)
Change in unrealized gain (loss) on investments	340,827	770,605	6,362,199	7,555,111	5,089,170	5,133,729	313,014	626,849
Reinvested capital gains	13,122	7,283	-	6,108	1	4,306	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	364,076	713,393	3,078,837	6,518,633	2,186,511	4,680,847	198,944	400,289

Equity transactions:
Purchase payments received from contract owners (note 3)	39,605	17,783	257,352	203,149	88,189	163,474	12,591	17,896
Transfers between funds	(135,110)	50,045	(25,554,129)	(200,144)	(17,780,508)	(275,467)	83,458	(52,738)
Redemptions (note 3)	(383,602)	(385,702)	(2,954,299)	(2,778,255)	(2,346,054)	(1,933,854)	(290,650)	(414,825)
Annuity benefits	-	-	(124)	(102)	(2,845)	(2,170)	-	-
Contract maintenance charges (note 2)	-	-	(6,305)	(7,171)	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(137)	(1,177)	(1,031)	(836)	(2,743)	(639)	(1,888)
Adjustments to maintain reserves	124	(105)	679	(136)	(531)	(275)	267	(154)

Net equity transactions	(478,987)	(318,116)	(28,258,003)	(2,783,690)	(20,042,585)	(2,051,035)	(194,973)	(451,709)

Net change in contract owners’ equity	(114,911)	395,277	(25,179,166)	3,734,943	(17,856,074)	2,629,812	3,971	(51,420)
Contract owners’ equity beginning of period	2,598,242	2,202,965	25,179,166	21,444,223	17,856,074	15,226,262	1,365,100	1,416,520

Contract owners’ equity end of period	$2,483,331	2,598,242	-	25,179,166	-	17,856,074	1,369,071	1,365,100

CHANGES IN UNITS:
Beginning units	231,984	270,359	1,195,533	1,362,752	1,018,989	1,165,290	178,282	250,249
Units purchased	4,757	35,999	60,825	76,831	32,142	44,825	51,109	36,956
Units redeemed	(46,245)	(74,374)	(1,256,358)	(244,050)	(1,051,131)	(191,126)	(75,868)	(108,923)

Ending units	190,496	231,984	-	1,195,533	-	1,018,989	153,523	178,282

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FDCAS		FEIS		FEI2		FGIP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,436)	(1,476)	63,254	107,659	50,774	124,120	(41,537)	(19,164)
Realized gain (loss) on investments	(24,674)	(31,311)	(697,009)	(829,505)	(1,905,183)	(2,732,180)	82,623	(346,526)
Change in unrealized gain (loss) on investments	55,184	87,297	1,915,503	3,126,815	3,820,841	6,722,411	666,580	1,669,043
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,074	54,510	1,281,748	2,404,969	1,966,432	4,114,351	707,666	1,303,353

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	90,599	100,548	165,106	155,270	117,602	49,801
Transfers between funds	22,686	(3,901)	(632,662)	(325,769)	(512,462)	(755,788)	(249,588)	(214,835)
Redemptions (note 3)	(78,915)	(40,297)	(1,249,421)	(1,113,862)	(4,145,899)	(3,175,854)	(808,826)	(720,062)
Annuity benefits	-	-	(677)	(759)	-	-	(141)	(122)
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,620)	(1,750)
Contingent deferred sales charges (note 2)	-	-	(624)	(2,065)	(6,749)	(10,176)	(432)	(224)
Adjustments to maintain reserves	(6)	(27)	(10,191)	(276)	346	(509)	42	(137)

Net equity transactions	(56,235)	(44,225)	(1,802,976)	(1,342,183)	(4,499,658)	(3,787,057)	(942,963)	(887,329)

Net change in contract owners’ equity	(27,161)	10,285	(521,228)	1,062,786	(2,533,226)	327,294	(235,297)	416,024
Contract owners’ equity beginning of period	206,920	196,635	10,665,677	9,602,891	18,012,012	17,684,718	6,203,170	5,787,146

Contract owners’ equity end of period	$179,759	206,920	10,144,449	10,665,677	15,478,786	18,012,012	5,967,873	6,203,170

CHANGES IN UNITS:
Beginning units	26,109	33,398	910,610	1,051,714	1,727,974	2,201,159	435,060	508,815
Units purchased	2,864	117	31,918	64,265	257,050	253,136	11,738	8,117
Units redeemed	(9,574)	(7,406)	(181,847)	(205,369)	(698,948)	(726,321)	(76,974)	(81,872)

Ending units	19,399	26,109	760,681	910,610	1,286,076	1,727,974	369,824	435,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGIS		FGI2		FGOP		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,953)	(265)	(30,457)	(14,650)	(422,940)	(258,765)	(72,974)	(42,617)
Realized gain (loss) on investments	(335,796)	(629,380)	(172,927)	(399,817)	(3,272,580)	(3,332,665)	(335,971)	(861,932)
Change in unrealized gain (loss) on investments	1,244,232	2,220,237	736,568	1,427,522	10,280,181	13,943,282	2,016,772	3,494,613
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	880,483	1,590,592	533,184	1,013,055	6,584,661	10,351,852	1,607,827	2,590,064

Equity transactions:
Purchase payments received from contract owners (note 3)	85,167	138,452	68,757	122,975	300,088	383,167	73,733	177,936
Transfers between funds	(202,415)	(232,563)	(146,262)	(27,146)	(35,467,837)	(269,098)	(8,560,163)	20,667
Redemptions (note 3)	(1,207,268)	(856,289)	(763,782)	(806,858)	(4,396,355)	(3,423,102)	(1,317,023)	(971,933)
Annuity benefits	-	-	-	-	(7,125)	(2,405)	-	-
Contract maintenance charges (note 2)	-	-	-	-	(11,819)	(13,347)	-	-
Contingent deferred sales charges (note 2)	(159)	(59)	(353)	(826)	(1,223)	(1,528)	(175)	(54)
Adjustments to maintain reserves	1,057	(79)	(88)	(9,195)	(8,960)	423	139	(149)

Net equity transactions	(1,323,618)	(950,538)	(841,728)	(721,050)	(39,593,231)	(3,325,890)	(9,803,489)	(773,533)

Net change in contract owners’ equity	(443,135)	640,054	(308,544)	292,005	(33,008,570)	7,025,962	(8,195,662)	1,816,531
Contract owners’ equity beginning of period	7,645,855	7,005,801	4,868,924	4,576,919	33,008,570	25,982,608	8,195,662	6,379,131

Contract owners’ equity end of period	$7,202,720	7,645,855	4,560,380	4,868,924	-	33,008,570	-	8,195,662

CHANGES IN UNITS:
Beginning units	656,856	757,698	558,980	663,688	2,164,700	2,454,884	1,040,394	1,167,975
Units purchased	8,112	17,794	49,361	108,181	68,686	45,673	9,655	64,306
Units redeemed	(119,846)	(118,636)	(148,310)	(212,889)	(2,233,386)	(335,857)	(1,050,049)	(191,887)

Ending units	545,122	656,856	460,031	558,980	-	2,164,700	-	1,040,394

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGO2		FGP		FGS		FG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,561)	(10,007)	(120,836)	(94,129)	(91,717)	(66,798)	(97,730)	(87,623)
Realized gain (loss) on investments	288,256	(61,706)	(194,453)	(1,364,888)	(345,231)	(939,280)	63,973	(482,958)
Change in unrealized gain (loss) on investments	9,486	534,967	2,453,932	3,745,326	2,714,527	3,445,205	1,796,776	2,638,611
Reinvested capital gains	-	-	36,063	8,352	37,199	8,884	29,197	7,727

Net increase (decrease) in contract owners’ equity resulting from operations	284,181	463,254	2,174,706	2,294,661	2,314,778	2,448,011	1,792,216	2,075,757

Equity transactions:
Purchase payments received from contract owners (note 3)	33,944	17,493	130,607	117,024	83,416	139,520	63,250	231,146
Transfers between funds	(1,486,060)	(21,757)	(115,050)	70,554	(313,733)	(163,617)	(483,092)	(180,802)
Redemptions (note 3)	(295,570)	(164,114)	(1,158,775)	(1,571,325)	(1,398,833)	(1,151,689)	(2,004,044)	(1,586,819)
Annuity benefits	(1,053)	(836)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,211)	(3,566)	-	-	-	-
Contingent deferred sales charges (note 2)	(38)	(23)	(941)	(783)	(353)	(64)	(1,288)	(3,253)
Adjustments to maintain reserves	(547)	(9,975)	111	(181)	44	(34,706)	(108)	(16,099)

Net equity transactions	(1,749,324)	(179,212)	(1,147,259)	(1,388,277)	(1,629,459)	(1,210,556)	(2,425,282)	(1,555,827)

Net change in contract owners’ equity	(1,465,143)	284,042	1,027,447	906,384	685,319	1,237,455	(633,066)	519,930
Contract owners’ equity beginning of period	1,465,143	1,181,101	10,856,766	9,950,382	11,397,677	10,160,222	9,746,477	9,226,547

Contract owners’ equity end of period	$-	1,465,143	11,884,213	10,856,766	12,082,996	11,397,677	9,113,411	9,746,477

CHANGES IN UNITS:
Beginning units	223,840	260,162	853,099	987,600	1,042,498	1,178,043	1,659,007	1,957,567
Units purchased	10,794	10,503	77,786	70,060	16,600	30,429	185,172	253,012
Units redeemed	(234,634)	(46,825)	(168,131)	(204,561)	(161,788)	(165,974)	(557,112)	(551,572)

Ending units	-	223,840	762,754	853,099	897,310	1,042,498	1,287,067	1,659,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHIPR		FHIS		FHI2		FHI2R
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$66,146	74,353	320,011	335,051	259,369	331,764	91,176	122,061
Realized gain (loss) on investments	153,881	(174,346)	(190,284)	(304,733)	(252,818)	(639,663)	149,739	(342,230)
Change in unrealized gain (loss) on investments	(85,116)	524,443	486,570	1,737,499	575,702	2,231,606	(17,441)	885,872
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134,911	424,450	616,297	1,767,817	582,253	1,923,707	223,474	665,703

Equity transactions:
Purchase payments received from contract owners (note 3)	34,463	50,528	(4)	-	-	-	49,337	129,698
Transfers between funds	(164,280)	34,921	(129,967)	(124,996)	(170,812)	(338,412)	(73,076)	213,854
Redemptions (note 3)	(176,143)	(289,563)	(920,491)	(703,254)	(1,649,283)	(1,504,222)	(667,982)	(477,129)
Annuity benefits	-	-	(904)	(1,018)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(45)	(6)	(1,486)	(1,256)	(2,556)	(1,896)
Adjustments to maintain reserves	41	(32)	(235)	(1,529)	(183)	(244)	(88)	(117)

Net equity transactions	(305,919)	(204,146)	(1,051,646)	(830,803)	(1,821,764)	(1,844,134)	(694,365)	(135,590)

Net change in contract owners’ equity	(171,008)	220,304	(435,349)	937,014	(1,239,511)	79,573	(470,891)	530,113
Contract owners’ equity beginning of period	1,271,390	1,051,086	5,429,723	4,492,709	5,481,167	5,401,594	2,014,679	1,484,566

Contract owners’ equity end of period	$1,100,382	1,271,390	4,994,374	5,429,723	4,241,656	5,481,167	1,543,788	2,014,679

CHANGES IN UNITS:
Beginning units	123,555	144,845	490,276	577,479	485,203	683,721	195,840	204,856
Units purchased	28,759	127,667	-	-	50,794	38,016	82,614	155,525
Units redeemed	(57,075)	(148,957)	(90,024)	(87,203)	(207,545)	(236,534)	(145,175)	(164,541)

Ending units	95,239	123,555	400,252	490,276	328,452	485,203	133,279	195,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FHISR		FIP		FIGBP		FMCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$29,261	30,670	167,536	297,036	487,100	1,685,485	(28,787)	(14,680)
Realized gain (loss) on investments	44,617	(109,577)	104,740	(677,618)	227,801	(319,762)	(32,581)	(184,235)
Change in unrealized gain (loss) on investments	(19,765)	250,468	2,244,829	4,772,893	438,158	1,416,745	806,929	970,900
Reinvested capital gains	-	-	454,912	506,732	227,455	85,817	9,993	12,814

Net increase (decrease) in contract owners’ equity resulting from operations	54,113	171,561	2,972,017	4,899,043	1,380,514	2,868,285	755,554	784,799

Equity transactions:
Purchase payments received from contract owners (note 3)	39,685	52,256	181,670	318,596	111,896	102,354	110,647	103,244
Transfers between funds	(15,328)	28,879	(110,911)	(479,517)	395,670	97,996	66,812	(42,004)
Redemptions (note 3)	(109,407)	(128,304)	(3,542,252)	(3,340,155)	(3,223,454)	(3,836,092)	(385,020)	(212,492)
Annuity benefits	-	-	(1,436)	(1,213)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,539)	(2,909)	(1,653)	(1,809)	(3,177)	(3,225)
Contingent deferred sales charges (note 2)	(1)	(122)	(360)	(1,659)	(484)	(1,382)	(534)	(1,214)
Adjustments to maintain reserves	(46)	(40)	131	(15,425)	(325)	(182)	68	(98)

Net equity transactions	(85,097)	(47,331)	(3,475,697)	(3,522,282)	(2,718,350)	(3,639,115)	(211,204)	(155,789)

Net change in contract owners’ equity	(30,984)	124,230	(503,680)	1,376,761	(1,337,836)	(770,830)	544,350	629,010
Contract owners’ equity beginning of period	502,388	378,158	24,464,348	23,087,587	22,031,226	22,802,056	2,873,780	2,244,770

Contract owners’ equity end of period	$471,404	502,388	23,960,668	24,464,348	20,693,390	22,031,226	3,418,130	2,873,780

CHANGES IN UNITS:
Beginning units	48,313	51,824	1,943,775	2,303,589	1,257,159	1,487,483	84,859	91,649
Units purchased	9,308	47,799	66,036	78,342	101,706	127,344	5,835	8,776
Units redeemed	(17,340)	(51,310)	(331,699)	(438,156)	(250,646)	(357,668)	(11,322)	(15,566)

Ending units	40,281	48,313	1,678,112	1,943,775	1,108,219	1,257,159	79,372	84,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMCS		FMC2		FMMP		FOP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(62,554)	(29,448)	(238,752)	(182,280)	(156,359)	(99,810)	(4,573)	80,317
Realized gain (loss) on investments	(298,309)	(660,559)	(1,348,707)	(1,884,757)	-	-	(106,024)	(100,843)
Change in unrealized gain (loss) on investments	2,375,827	3,009,491	6,918,373	9,147,032	-	-	1,209,574	2,320,629
Reinvested capital gains	26,893	37,383	75,021	111,479	7,900	-	20,116	35,300

Net increase (decrease) in contract owners’ equity resulting from operations	2,041,857	2,356,867	5,405,935	7,191,474	(148,459)	(99,810)	1,119,093	2,335,403

Equity transactions:
Purchase payments received from contract owners (note 3)	26,438	34,619	295,113	648,334	529,120	518,147	186,605	170,295
Transfers between funds	(33,351)	237,857	(932,474)	(769,750)	3,092,365	565,377	(560,140)	(124,464)
Redemptions (note 3)	(1,497,910)	(1,024,858)	(6,758,230)	(5,348,951)	(6,535,903)	(7,729,682)	(1,673,852)	(1,626,258)
Annuity benefits	(534)	(576)	(1,815)	(1,419)	(25,621)	(105,310)	(830)	(729)
Contract maintenance charges (note 2)	-	-	-	-	(2,041)	(2,481)	(2,571)	(3,097)
Contingent deferred sales charges (note 2)	(218)	(17)	(12,573)	(18,301)	(501)	(8,915)	(1,039)	(448)
Adjustments to maintain reserves	76	(66,338)	390	(16,033)	(95)	(181)	910	292

Net equity transactions	(1,505,499)	(819,313)	(7,409,589)	(5,506,120)	(2,942,676)	(6,763,045)	(2,050,917)	(1,584,409)

Net change in contract owners’ equity	536,358	1,537,554	(2,003,654)	1,685,354	(3,091,135)	(6,862,855)	(931,824)	750,994
Contract owners’ equity beginning of period	8,292,631	6,755,077	24,354,097	22,668,743	16,690,847	23,553,702	12,186,310	11,435,316

Contract owners’ equity end of period	$8,828,989	8,292,631	22,350,443	24,354,097	13,599,712	16,690,847	11,254,486	12,186,310

CHANGES IN UNITS:
Beginning units	239,781	270,595	1,178,982	1,462,630	1,254,704	1,755,894	799,518	936,068
Units purchased	7,802	18,910	223,391	260,542	560,070	469,582	34,424	48,524
Units redeemed	(47,266)	(49,724)	(510,902)	(544,190)	(780,809)	(970,772)	(172,815)	(185,074)

Ending units	200,317	239,781	891,471	1,178,982	1,033,965	1,254,704	661,127	799,518

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FOS		FO2		FO2R		FOSR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$10,799	34,769	315	17,488	(4,014)	21,921	1,124	5,003
Realized gain (loss) on investments	106,079	(1,011)	(17,694)	(112,899)	(975,917)	(1,279,678)	(89,868)	(129,054)
Change in unrealized gain (loss) on investments	272,185	726,329	260,020	618,893	1,251,297	1,908,644	139,732	278,351
Reinvested capital gains	6,687	10,818	4,190	8,144	5,077	11,338	1,032	1,961

Net increase (decrease) in contract owners’ equity resulting from operations	395,750	770,905	246,831	531,626	276,443	662,225	52,020	156,261

Equity transactions:
Purchase payments received from contract owners (note 3)	1,147	-	-	(6)	246,128	145,736	17,443	29,665
Transfers between funds	(99,503)	(46,979)	(30,697)	(97,826)	(180,987)	(106,746)	(33,785)	(118,686)
Redemptions (note 3)	(335,092)	(348,614)	(528,160)	(504,550)	(1,203,984)	(747,653)	(101,111)	(62,242)
Annuity benefits	-	-	-	-	-	-	(320)	(382)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(69)	(41)	(398)	(579)	(1,503)	(4,264)	(193)	(8)
Adjustments to maintain reserves	133	(54,485)	(36)	(16,190)	10	(416)	(40)	172

Net equity transactions	(433,384)	(450,119)	(559,291)	(619,151)	(1,140,336)	(713,343)	(118,006)	(151,481)

Net change in contract owners’ equity	(37,634)	320,786	(312,460)	(87,525)	(863,893)	(51,118)	(65,986)	4,780
Contract owners’ equity beginning of period	3,753,883	3,433,097	2,661,348	2,748,873	3,716,167	3,767,285	648,781	644,001

Contract owners’ equity end of period	$3,716,249	3,753,883	2,348,888	2,661,348	2,852,274	3,716,167	582,795	648,781

CHANGES IN UNITS:
Beginning units	290,240	332,003	295,619	376,092	285,270	352,777	52,089	64,461
Units purchased	4,540	-	7,552	24,665	101,759	88,419	3,638	15,248
Units redeemed	(38,399)	(41,763)	(68,674)	(105,138)	(178,300)	(155,926)	(13,604)	(27,620)

Ending units	256,381	290,240	234,497	295,619	208,729	285,270	42,123	52,089

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FV2		FVSS		FVS		FAGRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(215)	(1,753)	(1,695)	(1,605)	801	(411)	(594)	(472)
Realized gain (loss) on investments	(24,592)	(34,068)	(69,298)	(68,877)	(7,480)	(39,923)	(12,712)	(4,417)
Change in unrealized gain (loss) on investments	96,629	190,187	133,133	192,524	42,740	110,496	26,067	21,235
Reinvested capital gains	317	-	-	-	158	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,139	154,366	62,140	122,042	36,219	70,162	12,761	16,346

Equity transactions:
Purchase payments received from contract owners (note 3)	6,633	2,913	9,439	461	-	-	-	-
Transfers between funds	(1,567)	(531)	(87,113)	96,696	(1,772)	(27,312)	1,562	18,573
Redemptions (note 3)	(85,234)	(42,986)	(33,275)	(64,265)	(28,047)	(13,754)	(21,418)	(3,080)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22)	(13)	(27)	-	-	-	-	-
Adjustments to maintain reserves	(32)	(31)	2	(19)	(14)	(23)	(20)	(13)

Net equity transactions	(80,222)	(40,648)	(110,974)	32,873	(29,833)	(41,089)	(19,876)	15,480

Net change in contract owners’ equity	(8,083)	113,718	(48,834)	154,915	6,386	29,073	(7,115)	31,826
Contract owners’ equity beginning of period	507,519	393,801	341,779	186,864	244,577	215,504	73,146	41,320

Contract owners’ equity end of period	$499,436	507,519	292,945	341,779	250,963	244,577	66,031	73,146

CHANGES IN UNITS:
Beginning units	50,426	55,361	26,841	23,049	23,767	29,534	8,266	6,455
Units purchased	803	18,346	2,128	13,457	70	1,727	259	2,480
Units redeemed	(8,533)	(23,281)	(10,710)	(9,665)	(2,919)	(7,494)	(2,477)	(669)

Ending units	42,696	50,426	18,259	26,841	20,918	23,767	6,048	8,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FAGR2		FTVRDI		TIF		FTVFA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,416)	(14,477)	8,996	10,380	3,103	8,866	3,759	7,757
Realized gain (loss) on investments	(168,049)	(374,463)	4,631	(56,716)	942	(12,520)	39,357	(3,361)
Change in unrealized gain (loss) on investments	369,249	746,919	232,056	278,694	18,934	85,461	(19,773)	66,301
Reinvested capital gains	-	-	-	-	-	13,856	31	-

Net increase (decrease) in contract owners’ equity resulting from operations	189,784	357,979	245,683	232,358	22,979	95,663	23,374	70,697

Equity transactions:
Purchase payments received from contract owners (note 3)	14,173	46,065	7,250	9,750	-	-	31,972	-
Transfers between funds	(86,280)	(79,739)	(6,197)	11,009	-	(19,903)	29,784	423,970
Redemptions (note 3)	(297,484)	(550,318)	(322,364)	(298,175)	(31,174)	(52,733)	(171,570)	(67,204)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,361)	(2,188)	(241)	(2,370)	-	(1,106)	(13)	(39)
Adjustments to maintain reserves	(99)	(154)	29	(86)	1	(20)	(28)	(26)

Net equity transactions	(371,051)	(586,334)	(321,523)	(279,872)	(31,173)	(73,762)	(109,855)	356,701

Net change in contract owners’ equity	(181,267)	(228,355)	(75,840)	(47,514)	(8,194)	21,901	(86,481)	427,398
Contract owners’ equity beginning of period	1,044,951	1,273,306	1,472,972	1,520,486	340,797	318,896	490,739	63,341

Contract owners’ equity end of period	$863,684	1,044,951	1,397,132	1,472,972	332,603	340,797	404,258	490,739

CHANGES IN UNITS:
Beginning units	123,408	208,391	125,910	151,231	23,759	30,221	57,780	9,607
Units purchased	19,530	51,333	18,513	14,441	-	195	34,334	65,034
Units redeemed	(60,504)	(136,316)	(44,831)	(39,762)	(2,149)	(6,657)	(48,609)	(16,861)

Ending units	82,434	123,408	99,592	125,910	21,610	23,759	43,505	57,780

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMSRS		OVCAFS		OVGS3		OVGS4
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,155)	1,558	(70,980)	(88,042)	2,071	5,883	7,254	35,990
Realized gain (loss) on investments	(321)	(130,241)	515,265	(189,504)	(22,387)	(65,046)	(374,753)	(736,368)
Change in unrealized gain (loss) on investments	51,112	186,675	(95,983)	2,748,833	98,577	217,833	1,003,649	2,179,441
Reinvested capital gains	-	-	-	-	-	11,403	-	111,113

Net increase (decrease) in contract owners’ equity resulting from operations	47,636	57,992	348,302	2,471,287	78,261	170,073	636,150	1,590,176

Equity transactions:
Purchase payments received from contract owners (note 3)	24	48	172,420	191,066	16,474	3,448	99,259	170,343
Transfers between funds	97,973	85,448	(6,286,813)	(319,021)	27,240	(43,463)	(98,162)	(144,477)
Redemptions (note 3)	(94,941)	(124,870)	(1,644,544)	(1,495,197)	(82,025)	(72,868)	(1,444,654)	(901,768)
Annuity benefits	-	-	-	-	-	-	(616)	(685)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(320)	(19)	(2,758)	(7,285)	(289)	(64)	(3,614)	(3,249)
Adjustments to maintain reserves	(24)	(53)	34	(332)	(5)	3	306	(598)

Net equity transactions	2,712	(39,446)	(7,761,661)	(1,630,769)	(38,605)	(112,944)	(1,447,481)	(880,434)

Net change in contract owners’ equity	50,348	18,546	(7,413,359)	840,518	39,656	57,129	(811,331)	709,742
Contract owners’ equity beginning of period	258,250	239,704	7,413,359	6,572,841	556,408	499,279	5,605,529	4,895,787

Contract owners’ equity end of period	$308,598	258,250	-	7,413,359	596,064	556,408	4,794,198	5,605,529

CHANGES IN UNITS:
Beginning units	22,205	26,570	745,696	945,209	41,001	49,473	435,440	525,504
Units purchased	14,928	16,800	95,561	122,826	9,994	1,978	85,195	113,598
Units redeemed	(14,207)	(21,165)	(841,257)	(322,339)	(11,467)	(10,450)	(196,130)	(203,662)

Ending units	22,926	22,205	-	745,696	39,528	41,001	324,505	435,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS		OVGSS		OVHI3		OVHI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,311	4,579	4,603	29,737	10,746	(1,828)	10,378	(2,272)
Realized gain (loss) on investments	8,950	(6,648)	47,515	(88,551)	(93,442)	(137,210)	(233,036)	(323,287)
Change in unrealized gain (loss) on investments	21,896	126,449	329,515	1,102,123	107,228	178,809	244,424	363,530
Reinvested capital gains	-	8,492	-	83,310	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	32,157	132,872	381,633	1,126,619	24,532	39,771	21,766	37,971

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(11)	23,571	3,187	-	-
Transfers between funds	(82,169)	(9,275)	(231,651)	(318,856)	(31,673)	77,097	(24,977)	(55,462)
Redemptions (note 3)	(198,256)	(24,062)	(1,028,518)	(866,118)	(20,661)	(18,429)	(45,816)	(15,345)
Annuity benefits	(3,004)	(2,458)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(157)	(125)	(668)	(4,045)	(66)	(24)	(78)	(91)
Adjustments to maintain reserves	(27)	(8)	61	(201)	(9)	(14)	(20)	(28)

Net equity transactions	(283,613)	(35,928)	(1,260,776)	(1,189,231)	(28,838)	61,817	(70,891)	(70,926)

Net change in contract owners’ equity	(251,456)	96,944	(879,143)	(62,612)	(4,306)	101,588	(49,125)	(32,955)
Contract owners’ equity beginning of period	465,700	368,756	3,690,668	3,753,280	199,631	98,043	208,723	241,678

Contract owners’ equity end of period	$214,244	465,700	2,811,525	3,690,668	195,325	199,631	159,598	208,723

CHANGES IN UNITS:
Beginning units	31,161	33,904	254,036	356,893	79,552	48,947	58,027	83,236
Units purchased	4,640	-	29,737	41,377	16,594	49,498	1,005	-
Units redeemed	(23,556)	(2,743)	(115,232)	(144,234)	(27,563)	(18,893)	(20,015)	(25,209)

Ending units	12,245	31,161	168,541	254,036	68,583	79,552	39,017	58,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGIS		OVSC		OVSCS		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(13,216)	29,145	(2,443)	(1,087)	(1,690)	(2,071)	988,665	(137,778)
Realized gain (loss) on investments	(90,844)	(279,448)	20,981	(18,890)	(1,485)	(118,456)	144,504	(327,827)
Change in unrealized gain (loss) on investments	904,401	1,884,626	105,080	197,349	55,117	230,986	514,387	2,606,580
Reinvested capital gains	-	-	-	-	-	-	-	11,647

Net increase (decrease) in contract owners’ equity resulting from operations	800,341	1,634,323	123,618	177,372	51,942	110,459	1,647,556	2,152,622

Equity transactions:
Purchase payments received from contract owners (note 3)	93,452	105,303	3,856	7,569	5,000	12,087	95,861	224,719
Transfers between funds	(70,282)	(309,826)	(32,130)	(18,644)	(23,660)	(51,449)	(109,620)	(712,311)
Redemptions (note 3)	(2,036,176)	(1,345,149)	(110,790)	(75,950)	(94,405)	(29,405)	(4,151,935)	(2,844,264)
Annuity benefits	-	-	-	-	-	-	(7,529)	(824)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,522)	(6,326)	(260)	(266)	-	(117)	(9,069)	(9,900)
Adjustments to maintain reserves	524	(1,406)	(20)	(17)	(33)	(77)	15,168	(194)

Net equity transactions	(2,017,004)	(1,557,404)	(139,344)	(87,308)	(113,098)	(68,961)	(4,167,124)	(3,342,774)

Net change in contract owners’ equity	(1,216,663)	76,919	(15,726)	90,064	(61,156)	41,498	(2,519,568)	(1,190,152)
Contract owners’ equity beginning of period	7,439,741	7,362,822	622,444	532,380	325,447	283,949	14,130,326	15,320,478

Contract owners’ equity end of period	$6,223,078	7,439,741	606,718	622,444	264,291	325,447	11,610,758	14,130,326

CHANGES IN UNITS:
Beginning units	726,603	910,823	43,822	50,851	37,025	43,562	942,990	1,202,860
Units purchased	158,354	102,731	6,696	6,220	18,297	21,397	179,631	225,616
Units redeemed	(358,027)	(286,951)	(15,593)	(13,249)	(28,509)	(27,934)	(445,503)	(485,486)

Ending units	526,930	726,603	34,925	43,822	26,813	37,025	677,118	942,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PVGIB		PVTIGB		PVTSCB		PVTVB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$666	3,017	4,546	(2,402)	(1,250)	1,544	287	(6,260)
Realized gain (loss) on investments	(1,834)	(219,232)	(42,428)	(85,196)	(88,067)	(132,381)	152,949	12,631
Change in unrealized gain (loss) on investments	22,739	242,865	48,557	128,578	124,956	180,656	43,318	373,619
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,571	26,650	10,675	40,980	35,639	49,819	196,554	379,990

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	20	109	3,884	268	6,873	6,086
Transfers between funds	(4,746)	(155,443)	(8,215)	(41,247)	(22,021)	(36,584)	188,121	555,324
Redemptions (note 3)	(37,420)	(73,733)	(33,230)	(32,609)	(74,249)	(37,470)	(212,799)	(159,585)
Annuity benefits	-	-	-	-	(2,547)	(1,978)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39)	(292)	(79)	(166)	(68)	(315)	(156)	(639)
Adjustments to maintain reserves	(9)	(68)	(20)	(44)	(4)	(3)	(18)	(91)

Net equity transactions	(42,214)	(229,536)	(41,524)	(73,957)	(95,005)	(76,082)	(17,979)	401,095

Net change in contract owners’ equity	(20,643)	(202,886)	(30,849)	(32,977)	(59,366)	(26,263)	178,575	781,085
Contract owners’ equity beginning of period	197,603	400,489	205,705	238,682	207,059	233,322	1,195,587	414,502

Contract owners’ equity end of period	$176,960	197,603	174,856	205,705	147,693	207,059	1,374,162	1,195,587

CHANGES IN UNITS:
Beginning units	17,134	44,660	16,878	24,176	17,044	24,978	100,291	55,966
Units purchased	2,971	8,599	1,190	481	427	350	69,921	82,766
Units redeemed	(6,652)	(36,125)	(4,913)	(7,779)	(7,691)	(8,284)	(73,912)	(38,441)

Ending units	13,453	17,134	13,155	16,878	9,780	17,044	96,300	100,291

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VWHAR		WRASP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,309)	(29,676)	(75,615)	226,718	(1,019)	-	1,010	(4,540)
Realized gain (loss) on investments	168,250	(38,638)	(687,308)	(1,110,528)	94	-	33,986	8,938
Change in unrealized gain (loss) on investments	185,601	1,160,287	1,666,640	2,649,859	56,420	-	53,615	70,348
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	326,542	1,091,973	903,717	1,766,049	55,495	-	88,611	74,746

Equity transactions:
Purchase payments received from contract owners (note 3)	15,626	22,614	92,403	105,427	8,632	-	152,401	49,281
Transfers between funds	(58,099)	(35,883)	(251,089)	(428,258)	327,029	-	585,388	1,188,766
Redemptions (note 3)	(911,548)	(396,828)	(2,224,568)	(1,287,218)	-	-	(595,397)	(73,954)
Annuity benefits	-	-	(355)	(397)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(640)	(2,874)	(3,575)	(5,617)	-	-	(173)	(239)
Adjustments to maintain reserves	(99)	(238)	(122)	(252)	9	-	(138)	(43)

Net equity transactions	(954,760)	(413,209)	(2,387,306)	(1,616,315)	335,670	-	142,081	1,163,811

Net change in contract owners’ equity	(628,218)	678,764	(1,483,589)	149,734	391,165	-	230,692	1,238,557
Contract owners’ equity beginning of period	2,561,691	1,882,927	8,210,543	8,060,809	-	-	1,238,557	-

Contract owners’ equity end of period	$1,933,473	2,561,691	6,726,954	8,210,543	391,165	-	1,469,249	1,238,557

CHANGES IN UNITS:
Beginning units	273,597	328,511	745,932	930,104	-	-	115,948	-
Units purchased	40,679	20,690	106,842	89,753	33,086	-	118,721	124,523
Units redeemed	(140,790)	(75,604)	(321,591)	(273,925)	-	-	(119,607)	(8,575)

Ending units	173,486	273,597	531,183	745,932	33,086	-	115,062	115,948

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WFVSCG		VFLG2		STVGI		STVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,824)	(383)	-	(4,396)	-	155	-	112
Realized gain (loss) on investments	(3,980)	1,791	-	(719,810)	-	(21,023)	-	(16,682)
Change in unrealized gain (loss) on investments	6,398	13,100	-	693,102	-	19,307	-	16,439
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(406)	14,508	-	(31,104)	-	(1,561)	-	(131)

Equity transactions:
Purchase payments received from contract owners (note 3)	47,976	4,000	-	1,812	-	-	-	-
Transfers between funds	190,451	76,487	-	(1,338,033)	-	(27,836)	-	(22,767)
Redemptions (note 3)	(124,806)	(4,897)	-	(43,269)	-	-	-	(127)
Annuity benefits	(3,357)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(131)	-	-	-	-
Adjustments to maintain reserves	630	(6)	-	-	-	4	-	(13)

Net equity transactions	110,894	75,584	-	(1,379,621)	-	(27,832)	-	(22,907)

Net change in contract owners’ equity	110,488	90,092	-	(1,410,725)	-	(29,393)	-	(23,038)
Contract owners’ equity beginning of period	90,092	-	-	1,410,725	-	29,393	-	23,038

Contract owners’ equity end of period	$200,580	90,092	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	6,874	-	-	196,969	-	2,608	-	2,620
Units purchased	40,977	7,934	-	708	-	-	-	-
Units redeemed	(36,530)	(1,060)	-	(197,677)	-	(2,608)	-	(2,620)

Ending units	11,321	6,874	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	STVVIS		VFLV2		STVMCE		SGRF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	448	-	(309)	-	127	-	(329)
Realized gain (loss) on investments	-	(33,700)	-	(803,839)	-	(21,977)	-	(83,485)
Change in unrealized gain (loss) on investments	-	29,285	-	667,728	-	21,025	-	85,366
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(3,967)	-	(136,420)	-	(825)	-	1,552

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(10,086)	-	-	-	-
Transfers between funds	-	(52,863)	-	(1,124,703)	-	(24,234)	-	(110,310)
Redemptions (note 3)	-	(7,353)	-	(110,182)	-	(62)	-	(1,992)
Annuity benefits	-	-	-	(538)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	-	(152)	-	-	-	-
Adjustments to maintain reserves	-	14	-	14,162	-	9	-	(2)

Net equity transactions	-	(60,335)	-	(1,231,499)	-	(24,287)	-	(112,304)

Net change in contract owners’ equity	-	(64,302)	-	(1,367,919)	-	(25,112)	-	(110,752)
Contract owners’ equity beginning of period	-	64,302	-	1,367,919	-	25,112	-	110,752

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	5,137	-	157,175	-	2,229	-	19,280
Units purchased	-	7	-	3,488	-	-	-	1,406
Units redeemed	-	(5,144)	-	(160,663)	-	(2,229)	-	(20,686)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	STVSCV		AMRS		MSVREB
	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	302	-	(1,381)	-	35,338
Realized gain (loss) on investments	-	(100,809)	-	(61,275)	-	(2,242,153)
Change in unrealized gain (loss) on investments	-	98,839	-	111,877	-	2,290,483
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,668)	-	49,221	-	83,668

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(329)	-	33,516
Transfers between funds	-	(69,016)	-	(227,770)	-	(1,740,449)
Redemptions (note 3)	-	-	-	(2,753)	-	(158,020)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(884)
Adjustments to maintain reserves	-	(8)	-	(7)	-	(120)

Net equity transactions	-	(69,024)	-	(230,859)	-	(1,865,957)

Net change in contract owners’ equity	-	(70,692)	-	(181,638)	-	(1,782,289)
Contract owners’ equity beginning of period	-	70,692	-	181,638	-	1,782,289

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,565	-	31,830	-	130,116
Units purchased	-	-	-	268	-	22,583
Units redeemed	-	(4,565)	-	(32,098)	-	(152,699)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-7 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class II (MSVF2)

U.S. Real Estate Portfolio - Class II (MSVREB)*

MTB GROUP OF FUNDS

Managed Allocation Fund - Moderate Growth II (VFMG2)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class II (GEM2)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Short Term Bond Fund - Class II (NVSTB2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Real Estate Fund - Class II (NVRE2)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series II (AVBV2)*

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. International Growth Fund - Series II (AVIE2)

V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS International Value Portfolio - Class B (ALVIVB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

Clover Value Fund II - Service Shares (FALFS)*

High Income Bond Fund II - Service Shares (FHIBS)

International Equity Fund II (FVIE2)*

Kaufmann Fund II - Primary Shares (FVK2)

Mid Cap Growth Strategies Fund II (FVGS2)*

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Equity-Income Portfolio - Initial Class (FEIP)

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

High Income Portfolio - Initial Class (FHIP)

VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)

VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)

VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)

VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)

VIP Fund - Asset Manager Portfolio - Service Class (FAMS)

VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Fund - Balanced Portfolio - Initial Class (FBP)

VIP Fund - Balanced Portfolio - Service Class (FBS)

VIP Fund - Balanced Portfolio - Service Class 2 (FB2)

VIP Fund - Contrafund Portfolio - Initial Class (FCP)*

VIP Fund - Contrafund Portfolio - Service Class (FCS)*

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)

VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)

VIP Fund - Growth & Income Portfolio - Service Class (FGIS)

VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)

VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)*

VIP Fund - Growth Portfolio - Initial Class (FGP)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Initial Class R (FHIPR)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class 2 (FHI2)

VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Index 500 Portfolio - Initial Class (FIP)

VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Money Market Portfolio - Initial Class (FMMP)

VIP Fund - Overseas Portfolio - Initial Class (FOP)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Portfolio - Service Class 2 (FV2)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)

VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Templeton Foreign Securities Fund - Class 1 (TIF)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Regency Portfolio - S Class Shares (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Class 4 (OVGS4)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge, not to exceed 7% of purchase payments redeemed and is satisfied by the redemption of units. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account – 7 Options	Nationwide Classic	Nationwide Select	All American Annuity(5)
Variable Account Charges - Recurring	1.30%	1.40%	0.95%
Reduced Purchase Payment Option	-	-	0.25%
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	-	-	0.15%
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	-	-	0.10%
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	-	-	0.05%
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	-	-	0.15%
CDSC waived if contract owner experiences hardship
(defined under IRC Section 401(k)).
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit
One-Year Enhanced	-	-	0.15%(3)
Greater of One-Year or 5% Enhanced	-	-	0.20%(3)
One-Year Step Up	-	0.05%(2)	0.05%(4)
5% Enhanced	-	0.10%(2)	0.10%(4)
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	-	-	0.45%
Option 2	-	-	0.30%
Extra Value Option (EV)	-	-	0.45%

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% credit of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	-	-	0.40%
Upon annuitant death, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option	-	-	0.50%
Provides a return of principle over the elected program period.

Maximum Variable Account Charges (1)	1.30%	1.55%	3.65%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	For contracts issued on or after the later of November 3, 1997 or date permitted by state insurance authorities.
(3)	For contracts issued on or after the later of January 2, 2001 or date permitted by state insurance authorities.
(4)	For contracts issued prior to January 2, 2001 or date prior to state insurance authority approval date.
(5)	Includes Sun Trust, M&T and Compass products.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	MLVGA3	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVF2

0.95%	$1,835,385	$7,428	$4,577	$6,649	$5,953	$10,752	$127	$3,671
1%	590,945	764	25	931	74	1,370	-	886
1.05%	162,279	173	106	41	74	922	-	-
1.1%	1,332,240	1,493	2,394	3,732	5,147	11,891	96	2,293
1.15%	477,458	323	3,043	2,045	4,055	5,521	2	1,402
1.2%	183,183	346	1,599	1,122	465	1,643	17	77
1.25%	167,298	194	1,250	768	459	637	-	-
1.3%	610,744	-	1,423	2,415	2,113	2,735	-	69
1.35%	83,510	32	303	659	76	173	-	-
1.4%	2,350,311	3,021	2,931	5,083	6,118	6,163	95	326
1.45%	161,275	-	771	813	59	1,333	-	21
1.5%	81,136	-	18	49	58	238	-	70
1.55%	152,935	154	210	1,805	1,689	1,379	-	-
1.6%	262,958	368	2,281	1,904	850	4,721	-	437
1.65%	69,965	-	507	408	299	2,062	-	91
1.7%	41,813	-	1,540	517	-	764	-	-
1.75%	34,192	-	683	641	305	1,517	-	7
1.8%	25,432	-	53	72	-	108	-	-
1.85%	9,324	-	63	147	-	44	-	-
1.9%	9,726	-	1,886	152	-	-	-	-
1.95%	6,226	-	-	507	-	398	-	-
2%	19,187	-	-	-	-	-	-	-
2.05%	87	-	-	-	-	-	-	-
2.1%	2,756	-	-	-	-	-	-	-
2.15%	5,647	-	143	-	-	-	-	-
2.2%	664	-	-	-	-	-	-	-
2.25%	988	-	-	-	-	-	-	-

Totals	$8,677,664	$14,296	$25,806	$30,460	$27,794	$54,371	$337	$9,350

	VFMG2	NVAGF3	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2

0.95%	$44,644	$138	$-	$18,767	$12,373	$8,076	$7,836	$2,246
1%	-	232	25	4,024	1,353	5,392	2,578	1,494
1.05%	1,370	42	-	1,077	272	689	54	38
1.1%	84,023	175	-	28,785	6,995	6,296	7,367	2,568
1.15%	9,574	-	2	2,510	1,670	1,024	2,120	1,409
1.2%	3,996	-	10	522	1,163	410	267	47
1.25%	391	-	-	94	2,037	205	185	5
1.3%	2,027	-	-	99	265	1,129	142	45
1.35%	2,870	1	-	2,231	249	118	712	30
1.4%	720	61	63	1,280	1,070	1,784	2,563	526
1.45%	-	-	-	-	205	59	-	-
1.5%	607	-	-	262	917	-	-	-
1.55%	124	-	-	14	15	16	1,045	34
1.6%	-	337	-	1,444	385	214	85	-
1.65%	-	-	-	76	-	35	1,249	-
1.7%	-	-	-	-	-	171	74	-
1.75%	-	-	-	-	-	40	-	-
1.8%	-	-	-	-	1,061	297	638	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$150,346	$986	$100	$61,185	$30,030	$25,955	$26,915	$8,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HIBF3	GEM2	GEM6	NVIE6	NVNMO2	NVNSR2	NVCRA2	NVCRB2

0.95%	$309	$4,492	$20,951	$634	$311	$56	$83	$3,209
1%	-	-	6,859	197	101	68	1	-
1.05%	-	534	2,610	-	-	-	-	-
1.1%	2,993	492	7,805	610	662	111	-	2,942
1.15%	-	460	3,317	125	-	38	-	-
1.2%	8	137	4,049	41	13	-	196	-
1.25%	-	-	701	-	-	-	-	-
1.3%	-	186	1,045	-	-	-	-	510
1.35%	49	-	3,336	-	72	-	1	155
1.4%	-	716	13,414	369	231	-	5	-
1.45%	-	83	477	24	-	-	-	-
1.5%	-	-	40	-	-	-	-	-
1.55%	-	638	7,759	32	-	-	-	-
1.6%	-	329	741	340	-	141	-	1,413
1.65%	-	-	34	-	-	-	-	-
1.7%	-	-	85	-	-	-	-	105
1.75%	-	-	446	-	-	-	-	-
1.8%	-	-	52	-	-	-	-	-
1.85%	-	66	21	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	868	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$3,359	$8,133	$74,610	$2,372	$1,390	$414	$286	$8,334

	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2

0.95%	$1,062	$1,289	$10,229	$627	$4,222	$20	$4,062	$1,602
1%	719	422	1,167	-	1,627	-	949	230
1.05%	-	-	229	-	-	-	81	23
1.1%	1,357	3,110	9,633	921	7,322	59	852	1,697
1.15%	1,633	850	5,769	-	-	-	245	28
1.2%	-	-	-	-	165	-	94	-
1.25%	-	1,177	219	-	-	-	24	-
1.3%	-	-	385	-	117	-	274	787
1.35%	1	-	-	-	106	101	-	-
1.4%	3	25	201	3	-	-	-	57
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	1,017	284
1.6%	-	-	-	-	362	-	-	870
1.65%	1,091	-	-	-	-	-	-	-
1.7%	-	59	1,100	-	27	-	232	-
1.75%	-	-	142	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$5,866	$6,932	$29,074	$1,551	$13,948	$180	$7,830	$5,578

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	TRF2	GBF	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.95%	$627	$53,404	$20,454	$510	$-	$31,979	$139,030	$80,657
1%	167	6,120	438	-	-	479	6,836	3,230
1.05%	-	4,644	762	29	-	997	3,742	820
1.1%	880	38,405	15,907	845	155	39,133	176,025	52,580
1.15%	21	12,247	10,043	-	-	19,234	113,486	26,447
1.2%	158	6,381	1,770	14	-	13,970	25,495	13,676
1.25%	315	3,733	1,966	-	-	2,376	34,217	29,298
1.3%	36	5,601	7,871	-	-	13,021	54,102	9,488
1.35%	-	3,286	1,176	-	-	2,066	9,518	4,722
1.4%	67	17,468	16,567	1,062	-	22,488	122,521	78,750
1.45%	22	2,947	13,754	-	-	38	26,567	25,375
1.5%	36	1,306	157	-	-	229	2,548	1,248
1.55%	-	6,309	2,989	-	-	10,762	18,119	12,228
1.6%	192	9,243	16,626	-	-	8,185	75,186	19,833
1.65%	352	1,121	9,777	-	-	3,510	6,745	19,916
1.7%	38	285	796	-	-	1,346	4,730	4,807
1.75%	-	233	1,067	-	-	846	1,993	10,316
1.8%	-	22	1,766	-	-	537	3,029	2,632
1.85%	11	206	554	137	-	852	924	954
1.9%	-	16	475	-	-	-	190	751
1.95%	-	-	-	-	-	-	586	129
2%	-	-	124	-	-	-	527	-
2.05%	-	-	-	-	-	-	87	-
2.1%	-	-	-	-	-	-	613	1,491
2.15%	-	-	-	-	-	594	-	-
2.2%	-	-	357	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	988

	$2,922	$172,977	$125,396	$2,597	$155	$172,642	$826,816	$400,336

	GVDMC	MCIF	MCIF2	SAM	NVMIG6	GVDIV3	GVDIV6	NVMLG2

0.95%	$43,726	$2,684	$11,678	$89,722	$98	$378	$5,409	$365
1%	2,201	-	856	8,116	14	-	847	-
1.05%	1,371	-	130	5,090	-	-	217	-
1.1%	61,838	5,666	7,863	75,713	2	1,023	3,825	419
1.15%	39,729	431	3,236	20,816	2	-	1,579	-
1.2%	8,610	-	1,092	15,917	-	-	528	1
1.25%	6,766	-	337	10,114	-	-	504	59
1.3%	23,703	-	3,106	3,116	-	-	676	-
1.35%	1,427	257	635	4,522	-	-	348	1
1.4%	31,429	-	5,339	17,470	270	-	1,318	-
1.45%	3,995	-	1,390	3,858	-	-	34	-
1.5%	1,852	420	64	4,201	-	-	8	-
1.55%	4,964	-	2,345	4,711	-	-	41	-
1.6%	19,543	-	4,264	5,077	-	-	-	-
1.65%	3,273	-	42	864	-	-	12	-
1.7%	2,800	-	52	2,376	-	-	8	-
1.75%	622	-	507	773	-	-	-	-
1.8%	-	-	108	1,090	-	-	-	-
1.85%	340	-	168	143	-	-	-	-
1.9%	46	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	3,479	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	427	-	-	-	-
2.15%	640	-	292	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$258,875	$9,458	$43,504	$277,595	$386	$1,401	$15,354	$845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV2	NVMMG2	NVMMV2	SCGF2	SCVF	SCVF2	SCF	SCF2

0.95%	$13,152	$1,102	$551	$4,547	$264	$7,522	$1,785	$6,931
1%	2,240	41	-	478	-	1,301	-	838
1.05%	818	-	-	140	-	583	-	88
1.1%	6,360	521	1,610	2,138	1,226	4,738	3,510	6,773
1.15%	3,604	40	109	473	-	1,346	-	4,519
1.2%	1,672	96	-	302	14	699	62	1,174
1.25%	1,200	86	68	693	-	588	-	505
1.3%	1,896	-	-	365	-	1,314	-	387
1.35%	423	-	4	60	-	497	74	134
1.4%	9,594	32	237	1,098	-	1,857	-	4,349
1.45%	1,057	-	-	6	-	47	-	329
1.5%	1,282	-	-	-	-	286	117	118
1.55%	2,675	-	-	182	-	4,317	-	1,193
1.6%	6,791	1	-	630	-	1,586	-	514
1.65%	505	-	-	49	-	24	-	29
1.7%	1,187	-	-	128	-	916	-	356
1.75%	489	-	-	3	-	369	-	126
1.8%	341	-	-	-	-	5	-	127
1.85%	169	-	-	11	-	49	-	-
1.9%	895	-	-	-	-	-	-	-
1.95%	15	-	-	-	-	-	-	126
2%	-	-	-	-	-	-	-	2,381
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	93	-	-	489	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$56,458	$1,919	$2,579	$11,792	$1,504	$28,044	$5,548	$30,997

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	NVRE2	PMVFAD	PMVLAD	AVCA2

0.95%	$3,181	$666	$10,784	$17	$7,523	$311	$10,780	$1,626
1%	159	-	6,948	465	732	985	5,100	113
1.05%	-	-	1,492	-	1,132	52	79	13
1.1%	549	745	4,531	143	4,024	896	6,022	3,589
1.15%	2,022	-	1,141	-	1,476	204	722	1,812
1.2%	98	10	785	-	707	11	80	982
1.25%	-	-	457	79	615	27	240	698
1.3%	225	8,080	697	-	632	-	1,505	782
1.35%	51	38	478	-	346	1	20	102
1.4%	788	40,061	1,416	32	2,024	451	3,689	1,733
1.45%	-	617	465	-	66	-	-	296
1.5%	-	416	273	-	130	-	-	-
1.55%	2,380	-	423	-	200	-	945	770
1.6%	-	-	502	-	383	-	341	964
1.65%	-	-	296	-	34	-	-	272
1.7%	-	-	259	-	-	-	-	274
1.75%	-	-	85	-	4	-	-	297
1.8%	-	-	149	-	346	-	-	115
1.85%	-	-	31	-	-	-	129	-
1.9%	-	-	47	-	-	-	-	89
1.95%	-	-	134	-	-	-	-	-
2%	-	-	215	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	34	-	-	-	-	19
2.2%	-	-	9	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$9,453	$50,633	$31,651	$736	$20,374	$2,938	$29,652	$14,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AVCDI	AVCD2	AVGI	AVCE2	AVIE2	AVMCCI	ALVGIB	ALVIVB

0.95%	$362	$1,122	$1,534	$3,343	$1,590	$1,838	$8,338	$3,781
1%	-	94	-	116	4	-	672	710
1.05%	-	11	-	-	25	-	240	53
1.1%	651	102	2,514	2,269	1,438	3,060	8,648	1,677
1.15%	-	12	-	260	1,054	51	2,042	1,092
1.2%	-	800	164	121	115	33	1,209	91
1.25%	-	-	-	115	-	-	1,420	270
1.3%	-	30	-	242	421	-	3,529	657
1.35%	-	8	63	18	67	118	2,597	71
1.4%	-	85	-	3,122	339	-	2,492	3,512
1.45%	-	63	-	189	81	-	594	1
1.5%	-	-	-	36	-	-	52	-
1.55%	-	345	-	1,149	58	-	963	546
1.6%	-	111	-	307	253	-	1,372	1,830
1.65%	-	-	-	12	29	-	624	123
1.7%	-	-	-	530	86	-	636	347
1.75%	-	-	-	158	35	-	1,251	-
1.8%	-	-	-	222	5	-	129	31
1.85%	-	-	-	6	-	-	157	7
1.9%	-	-	-	76	-	-	970	-
1.95%	-	-	-	-	-	-	-	64
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	496	258
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$1,013	$2,783	$4,275	$12,291	$5,600	$5,100	$38,431	$15,121

	ALVPGB	ALVSVB	DVSCS	DSIF	DSIFS	DSRG	FCA2S	FALFS

0.95%	$4,880	$14,086	$1,884	$3,988	$8,525	$653	$5,136	$552
1%	194	2,750	-	-	243	-	556	120
1.05%	81	3,145	-	3	267	-	197	20
1.1%	3,501	15,856	3,665	8,652	5,108	2,132	6,820	637
1.15%	1,271	4,458	25	40	956	-	2,782	241
1.2%	188	1,298	231	113	742	-	559	78
1.25%	19	2,015	-	-	2,079	-	366	52
1.3%	1,192	732	-	-	1,051	-	449	163
1.35%	6	544	238	551	999	-	333	59
1.4%	1,298	10,816	-	-	568	-	392	40
1.45%	371	168	-	-	1,366	-	1,089	65
1.5%	56	690	258	384	244	-	-	-
1.55%	181	4,094	-	-	188	-	33	-
1.6%	390	1,667	-	-	3,281	-	789	107
1.65%	102	41	-	-	11	-	200	24
1.7%	97	1,066	-	-	110	-	129	36
1.75%	121	391	-	-	617	-	16	-
1.8%	52	364	-	-	174	-	507	110
1.85%	21	25	-	-	-	-	20	-
1.9%	716	-	-	-	73	-	-	-
1.95%	-	523	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	317	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$14,737	$65,046	$6,301	$13,731	$26,602	$2,785	$20,373	$2,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FHIBS	FVIE2	FVK2	FVGS2	FQB	FQBS	FC2	FEIP

0.95%	$16,357	$84	$1,052	$275	$8,987	$24,423	$70,738	$-
1%	3,393	-	-	-	-	7,680	14,660	-
1.05%	157	12	-	-	-	-	2,718	-
1.1%	21,562	39	2,044	551	21,952	28,447	63,677	-
1.15%	7,867	48	-	-	75	4,810	12,723	-
1.2%	2,061	-	81	24	204	2,259	7,943	-
1.25%	1,187	-	-	-	-	3,264	5,873	-
1.3%	2,970	-	29	7	-	9,281	8,586	21,166
1.35%	377	-	75	17	717	1,419	6,204	-
1.4%	9,034	-	-	-	312	5,553	17,372	130,541
1.45%	589	-	-	-	-	1,343	3,056	3,145
1.5%	326	-	592	138	840	1,068	2,967	4,791
1.55%	6,415	-	-	-	170	3,146	5,586	-
1.6%	5,202	-	-	-	-	2,609	7,829	-
1.65%	220	-	-	-	-	141	3,281	-
1.7%	706	-	-	-	-	1,021	3,322	-
1.75%	12	-	-	-	-	347	1,454	-
1.8%	68	-	-	-	-	70	2,273	-
1.85%	-	-	-	-	-	151	15	-
1.9%	-	-	-	-	-	-	249	-
1.95%	-	-	-	-	-	16	1,453	-
2%	-	-	-	-	-	-	3,200	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	507	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$78,503	$183	$3,873	$1,012	$33,257	$97,048	$245,686	$159,643

	FVSS2	FHIP	FAMGP	FAMGS	FAMG2	FAMP	FAMS	FAM2

0.95%	$8,531	$-	$-	$6,676	$2,548	$-	$9,106	$3,715
1%	2,032	-	-	7,558	1,752	-	6,878	4,212
1.05%	636	-	-	414	1	-	4,188	52
1.1%	4,988	-	-	148	458	-	-	637
1.15%	2,100	-	-	-	26	-	-	2,089
1.2%	1,272	-	-	30	139	-	-	360
1.25%	1,016	-	-	15	38	-	-	543
1.3%	2,106	17,961	3,460	-	-	5,014	-	-
1.35%	229	-	-	-	-	-	-	-
1.4%	1,457	125,424	19,081	243	83	31,429	-	613
1.45%	709	1,677	629	-	112	966	-	160
1.5%	97	5,503	110	-	193	115	-	406
1.55%	1,691	-	-	-	73	-	-	-
1.6%	2,579	-	-	-	103	-	-	259
1.65%	175	-	-	-	-	-	-	-
1.7%	336	-	-	-	-	-	-	-
1.75%	493	-	-	-	-	-	-	-
1.8%	1,319	-	-	-	-	-	-	-
1.85%	297	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	25	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$32,088	$150,565	$23,280	$15,084	$5,526	$37,524	$20,172	$13,046

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FBP	FBS	FB2	FCP	FCS	FDCA2	FDCAS	FEIS

0.95%	$-	$23,843	$6,601	$-	$67,629	$3,428	$1,812	$46,798
1%	-	18,609	5,732	-	59,083	1,171	53	24,777
1.05%	-	3,967	269	-	13,136	321	-	9,573
1.1%	-	429	7,643	-	13,299	4,719	-	15,301
1.15%	-	69	1,184	-	147	1,177	-	143
1.2%	-	8	445	-	595	646	33	369
1.25%	-	-	1,064	-	221	831	-	123
1.3%	36,962	-	24	60,343	94	118	-	83
1.35%	-	-	582	-	657	13	-	1,370
1.4%	200,595	-	1,014	245,225	359	834	-	697
1.45%	1,460	-	90	6,470	1,218	451	-	1,217
1.5%	1,728	-	521	3,316	792	268	-	803
1.55%	-	-	239	-	-	16	-	-
1.6%	-	-	900	-	110	232	-	-
1.65%	-	-	-	-	127	61	-	-
1.7%	-	-	-	-	-	85	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	54	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$240,745	$46,925	$26,308	$315,354	$157,521	$14,371	$1,898	$101,254

	FEI2	FGIP	FGIS	FGI2	FGOP	FGOS	FGO2	FGP

0.95%	$52,477	$-	$29,566	$13,294	$-	$33,847	$5,570	$-
1%	10,940	-	26,680	6,397	-	31,075	4,237	-
1.05%	1,322	-	12,225	1,310	-	6,369	140	-
1.1%	40,711	-	-	12,406	-	613	1,220	-
1.15%	18,240	-	127	2,665	-	25	644	-
1.2%	6,169	-	136	2,998	-	85	767	-
1.25%	11,474	-	275	2,038	-	289	264	-
1.3%	4,844	11,278	11	1,250	64,716	55	38	24,627
1.35%	3,788	-	-	806	-	-	342	-
1.4%	12,416	66,475	128	2,512	351,780	320	21	113,023
1.45%	2,947	2,343	-	565	3,231	-	73	6,106
1.5%	1,411	1,605	-	133	3,234	296	151	6,420
1.55%	4,291	-	-	813	-	-	78	-
1.6%	4,775	-	-	2,430	-	-	-	-
1.65%	1,635	-	-	-	-	-	16	-
1.7%	1,303	-	-	100	-	-	-	-
1.75%	579	-	-	202	-	-	-	-
1.8%	1,464	-	-	327	-	-	-	-
1.85%	894	-	-	-	-	-	-	-
1.9%	208	-	-	174	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	3,259	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	72	-	-	-	-	-	-	-
2.15%	237	-	-	219	-	-	-	-
2.2%	155	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$185,611	$81,701	$69,148	$50,639	$422,961	$72,974	$13,561	$150,176

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FGS	FG2	FHIPR	FHIS	FHI2	FHI2R	FHISR	FIP

0.95%	$46,923	$32,622	$-	$26,073	$17,936	$7,328	$2,999	$67,518
1%	50,469	12,242	-	17,749	5,054	298	525	41,428
1.05%	10,817	1,158	-	5,548	1,116	20	971	10,900
1.1%	596	20,701	-	228	10,161	3,068	-	9,182
1.15%	190	7,337	-	174	6,510	2,168	-	1,636
1.2%	297	4,917	-	90	2,119	636	15	1,204
1.25%	401	2,697	-	3	1,624	190	-	487
1.3%	63	794	-	-	839	4,985	-	19,395
1.35%	58	1,566	-	-	295	26	-	775
1.4%	153	6,511	15,702	26	4,861	2,235	-	107,861
1.45%	14	477	450	928	493	-	-	5,109
1.5%	496	315	-	557	545	-	-	4,369
1.55%	-	1,852	-	-	2,276	1,468	-	491
1.6%	64	3,719	-	-	628	23	-	103
1.65%	145	955	-	-	197	-	-	567
1.7%	-	645	-	-	-	15	-	201
1.75%	-	211	-	-	11	143	-	-
1.8%	-	768	-	-	69	13	-	3
1.85%	-	731	-	-	27	1	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	6	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$110,686	$100,218	$16,152	$51,376	$54,767	$22,617	$4,510	$271,229

	FIGBP	FMCP	FMCS	FMC2	FMMP	FOP	FOS	FO2

0.95%	$49,004	$-	$41,972	$78,662	$26,143	$-	$14,529	$9,598
1%	26,011	-	31,993	22,854	8,583	-	17,201	5,443
1.05%	14,472	-	5,501	2,525	5,530	-	1,808	-
1.1%	10,268	-	1,161	66,466	4,812	-	142	3,860
1.15%	2,855	-	509	12,035	980	-	278	934
1.2%	1,446	-	332	7,656	154	-	108	1,203
1.25%	530	-	242	5,244	619	-	55	289
1.3%	33,203	40,290	-	4,661	21,851	25,633	11	71
1.35%	94	-	-	3,223	-	-	-	33
1.4%	117,274	-	-	18,476	105,794	123,476	65	1,400
1.45%	3,400	-	1,295	6,210	918	1,621	473	-
1.5%	2,233	-	184	1,987	6,562	1,358	-	279
1.55%	339	-	-	12,398	-	-	-	631
1.6%	-	-	-	9,106	-	-	-	480
1.65%	2	-	178	1,997	-	-	-	224
1.7%	44	-	-	1,125	-	-	-	97
1.75%	-	-	-	777	-	-	-	-
1.8%	-	-	-	3,162	-	-	-	-
1.85%	-	-	30	521	-	-	-	145
1.9%	-	-	-	1,078	-	-	-	-
1.95%	-	-	-	52	-	-	-	-
2%	-	-	-	2,675	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	367	-	-	-	277
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$261,175	$40,290	$83,397	$263,257	$181,946	$152,088	$34,670	$24,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FO2R	FOSR	FV2	FVSS	FVS	FAGRS	FAGR2	FTVRDI

0.95%	$10,410	$2,905	$1,533	$1,377	$1,548	$304	$2,685	$4,268
1%	2,943	851	336	-	742	290	359	-
1.05%	479	230	556	-	20	-	-	-
1.1%	7,539	914	1,602	1,256	-	-	2,203	9,446
1.15%	3,639	-	741	234	-	-	2,011	-
1.2%	1,206	46	120	-	-	-	617	288
1.25%	358	-	-	-	-	-	87	-
1.3%	1,513	-	-	-	-	-	145	53
1.35%	847	17	89	-	-	-	310	535
1.4%	3,975	-	288	-	-	-	1,156	4
1.45%	-	932	116	-	-	-	552	-
1.5%	252	-	-	-	-	-	87	349
1.55%	1,054	-	-	-	-	-	97	-
1.6%	639	-	-	-	-	-	309	-
1.65%	10	-	-	-	-	-	49	-
1.7%	133	-	-	-	-	-	257	-
1.75%	106	-	4	-	-	-	51	-
1.8%	3	-	-	-	-	-	220	-
1.85%	64	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	153	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	221	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$35,323	$5,895	$5,385	$2,867	$2,310	$594	$11,416	$14,943

	TIF	FTVFA2	AMSRS	OVCAFS	OVGS3	OVGS4	OVGS	OVGSS

0.95%	$807	$2,077	$615	$18,035	$1,938	$17,381	$953	$9,001
1%	-	83	13	407	-	5,119	-	870
1.05%	55	-	-	108	-	2,739	-	42
1.1%	2,610	1,139	407	16,848	3,760	10,165	1,769	8,797
1.15%	-	625	428	6,226	-	4,802	-	6,548
1.2%	-	157	18	3,178	11	1,385	-	466
1.25%	-	-	-	1,750	-	1,892	-	956
1.3%	-	-	131	3,946	-	2,174	-	1,114
1.35%	84	-	-	1,297	142	3,880	21	118
1.4%	-	-	647	7,723	-	2,097	-	3,265
1.45%	-	-	128	2,985	-	126	-	110
1.5%	-	-	176	291	350	54	-	250
1.55%	-	392	-	1,556	-	833	-	1,237
1.6%	-	-	-	3,351	-	1,115	-	1,590
1.65%	-	-	-	1,029	-	205	-	356
1.7%	-	-	175	469	-	443	-	470
1.75%	-	-	136	75	-	51	-	-
1.8%	-	-	364	85	-	60	-	-
1.85%	-	-	-	434	-	28	-	36
1.9%	-	-	-	494	-	-	-	-
1.95%	-	-	-	550	-	142	-	997
2%	-	-	-	-	-	2,459	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	143	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$3,556	$4,473	$3,238	$70,980	$6,201	$57,150	$2,743	$36,223

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVHI3	OVHI	OVGIS	OVSC	OVSCS	OVSBS	PVGIB	PVTIGB

0.95%	$710	$501	$21,179	$1,998	$642	$45,928	$614	$420
1%	-	-	1,016	-	186	6,492	-	126
1.05%	-	-	421	101	69	4,631	-	-
1.1%	1,374	1,176	18,308	4,275	1,375	33,121	280	1,110
1.15%	-	135	5,827	80	270	19,161	192	-
1.2%	8	15	3,849	31	305	4,445	57	-
1.25%	-	-	2,574	-	10	2,991	-	-
1.3%	-	-	2,636	-	67	4,934	379	-
1.35%	-	31	1,134	37	8	3,719	9	176
1.4%	-	45	6,241	-	74	9,979	-	-
1.45%	-	-	2,647	-	-	2,241	44	-
1.5%	-	-	688	-	-	624	-	-
1.55%	-	-	1,426	-	-	655	208	-
1.6%	-	-	6,482	-	-	4,186	51	-
1.65%	-	-	762	-	-	1,139	202	-
1.7%	-	-	124	-	-	533	8	-
1.75%	-	-	468	-	-	547	-	-
1.8%	-	-	163	-	-	158	-	-
1.85%	-	-	58	-	-	181	-	-
1.9%	-	-	691	-	-	450	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	212	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-

	$2,092	$1,903	$76,906	$6,522	$3,006	$146,115	$2,044	$1,832

	PVTSCB	PVTVB	ACEG2	ACC2	VWHAR	WRASP	WFVSCG

0.95%	$517	$1,509	$3,992	$19,101	$204	$3,792	$307
1%	-	266	409	3,832	-	3,794	391
1.05%	-	-	21	329	-	657	69
1.1%	922	6,413	2,326	18,579	264	3,968	600
1.15%	-	108	3,501	5,650	13	1,157	157
1.2%	-	195	531	2,633	-	300	88
1.25%	-	-	2,085	4,029	27	20	-
1.3%	-	1,278	1,070	3,415	-	235	-
1.35%	51	81	186	702	-	237	-
1.4%	-	2,752	6,466	11,790	381	595	856
1.45%	-	56	586	2,064	-	48	-
1.5%	317	55	742	1,522	-	-	-
1.55%	-	844	840	1,567	130	693	105
1.6%	-	735	1,881	3,492	-	674	112
1.65%	-	-	1,101	1,352	-	-	-
1.7%	-	25	201	1,568	-	338	-
1.75%	-	434	1,255	2,597	-	-	139
1.8%	-	60	-	641	-	-	-
1.85%	-	-	116	286	-	-	-
1.9%	-	-	-	-	-	-	-
1.95%	-	-	-	503	-	-	-
2%	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-
2.15%	-	-	-	232	-	-	-
2.2%	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-

	$1,807	$14,811	$27,309	$85,884	$1,019	$16,508	$2,824

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $6,344,846 and $7,161,985, respectively, and total transfers from the Account to the fixed account were $16,664,297 and $30,007,927, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $1,846,449 and $3,280,052 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$699,977,322	0	$699,977,322

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	$447,489	$470,879
Investors Growth Stock Series - Service Class (MIGSC)	517,996	588,377
Mid Cap Growth Series - Service Class (MMCGSC)	1,307,787	979,869
New Discovery Series - Service Class (MNDSC)	985,620	832,790
Value Series - Service Class (MVFSC)	2,132,407	1,768,180
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	813	919
Core Plus Fixed Income Portfolio - Class II (MSVF2)	557,426	490,199
Managed Allocation Fund - Moderate Growth II (VFMG2)	3,623,483	2,983,829
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	54,636	56,360
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	3,078	3,368
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,125,604	1,691,438
American Funds NVIT Bond Fund - Class II (GVABD2)	1,025,696	1,016,721
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,228,661	940,407
American Funds NVIT Growth Fund - Class II (GVAGR2)	1,185,794	816,624
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	393,172	357,395
Federated NVIT High Income Bond Fund - Class III (HIBF3)	70,351	61,377
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)	219,205	193,665
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)	3,079,189	1,713,423
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	127,068	126,153
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	58,121	68,264
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	103,097	103,850
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	17,539	18,978
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	316,387	383,023
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	155,818	192,593
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	417,726	475,230
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	897,304	1,151,880
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	78,756	96,959
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	441,098	537,856
NVIT Core Bond Fund - Class I (NVCBD1)	2,859	3,142
NVIT Core Bond Fund - Class II (NVCBD2)	763,269	811,127
NVIT Core Plus Bond Fund - Class II (NVLCP2)	670,229	680,791
NVIT Fund - Class II (TRF2)	47,723	43,876
NVIT Government Bond Fund - Class I (GBF)	5,762,457	6,083,172
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,463,421	3,214,986
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	122,527	120,490
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	136	156
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	5,894,045	5,624,737
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	27,849,982	25,689,520
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	11,316,103	10,057,479
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	9,278,606	8,457,461
NVIT Mid Cap Index Fund - Class I (MCIF)	285,001	274,533

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Mid Cap Index Fund - Class II (MCIF2)	1,431,246	1,202,030
NVIT Money Market Fund - Class I (SAM)	17,133,073	17,133,073
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	41,630	41,952
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	31,443	18,415
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	1,232,253	637,010
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	37,314	48,944
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	1,226,892	1,367,133
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	51,472	68,763
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	143,464	167,909
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	478,033	365,243
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	30,635	35,246
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	1,923,367	1,302,374
NVIT Multi-Manager Small Company Fund - Class I (SCF)	166,378	105,719
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	1,479,084	940,752
NVIT Short Term Bond Fund - Class II (NVSTB2)	466,874	485,513
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	1,833,407	1,832,343
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)	938,230	940,037
Templeton NVIT International Value Fund - Class III (NVTIV3)	33,905	31,787
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)	512,116	674,169
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	51,318	51,051
Low Duration Portfolio - Advisor Class (PMVLAD)	2,939,394	2,954,030
V.I. Capital Appreciation Fund - Series II (AVCA2)	413,242	382,642
V.I. Capital Development Fund - Series I (AVCDI)	71,895	49,661
V.I. Capital Development Fund - Series II (AVCD2)	155,282	85,921
V.I. Core Equity Fund - Series I (AVGI)	217,843	216,922
V.I. Core Equity Fund - Series II (AVCE2)	602,957	572,025
V.I. International Growth Fund - Series II (AVIE2)	136,729	229,275
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)	322,349	276,326
VPS Growth and Income Portfolio - Class B (ALVGIB)	1,305,205	877,398
VPS International Value Portfolio - Class B (ALVIVB)	715,092	717,493
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	479,144	531,515
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,609,306	2,320,336
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	273,473	195,647
Stock Index Fund, Inc. - Initial Shares (DSIF)	845,579	615,743
Stock Index Fund, Inc. - Service Shares (DSIFS)	1,079,148	913,230
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	115,591	131,682
Capital Appreciation Fund II - Service Shares (FCA2S)	693,649	724,343
Clover Value Fund II - Service Shares (FALFS)	1,759,159	1,071,688
High Income Bond Fund II - Service Shares (FHIBS)	3,277,952	2,899,711
International Equity Fund II (FVIE2)	84,978	92,688
Kaufmann Fund II - Primary Shares (FVK2)	101,939	102,731
Mid Cap Growth Strategies Fund II (FVGS2)	626,421	488,649
Quality Bond Fund II - Primary Shares (FQB)	649,862	645,137
Quality Bond Fund II - Service Shares (FQBS)	3,134,420	3,218,272
Contrafund Portfolio - Service Class 2 (FC2)	34,997,053	28,097,631
Equity-Income Portfolio - Initial Class (FEIP)	3,034,067	2,216,057
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	1,905,418	1,235,825
High Income Portfolio - Initial Class (FHIP)	2,109,152	1,859,333
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)	175,016	190,511
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)	138,840	147,403
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)	123,170	130,529
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	958,398	911,352
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)	402,399	397,919
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)	331,005	339,175
VIP Fund - Balanced Portfolio - Initial Class (FBP)	2,938,592	2,984,679
VIP Fund - Balanced Portfolio - Service Class (FBS)	1,027,674	1,234,825
VIP Fund - Balanced Portfolio - Service Class 2 (FB2)	533,429	535,531
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	32,353,443	29,373,333
VIP Fund - Contrafund Portfolio - Service Class (FCS)	23,001,146	20,247,516
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 2 (FDCA2)	564,871	462,139
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)	104,676	80,002
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	2,631,269	1,934,260
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	6,726,409	4,821,226
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)	1,027,487	1,110,110
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)	1,742,235	1,406,439
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)	1,144,027	971,100
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	43,799,096	40,526,516
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	10,215,241	9,879,270
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)	1,547,478	1,835,734
VIP Fund - Growth Portfolio - Initial Class (FGP)	2,189,704	1,995,251
VIP Fund - Growth Portfolio - Service Class (FGS)	2,114,327	1,769,096
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	2,585,982	2,649,955
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	442,351	596,232
VIP Fund - High Income Portfolio - Service Class (FHIS)	1,293,967	1,103,683
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)	2,133,358	1,880,540
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)	1,032,576	1,182,315
VIP Fund - High Income Portfolio - Service Class R (FHISR)	117,482	162,099
VIP Fund - Index 500 Portfolio - Initial Class (FIP)	4,506,241	4,610,981
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	4,148,718	4,376,519
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)	425,894	393,313
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	1,950,340	1,652,031
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	9,612,921	8,264,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Money Market Portfolio - Initial Class (FMMP)	9,043,299	9,043,299
VIP Fund - Overseas Portfolio - Initial Class (FOP)	2,548,490	2,442,466
VIP Fund - Overseas Portfolio - Service Class (FOS)	363,340	469,419
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	602,014	584,320
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	2,487,476	1,511,559
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	240,575	150,707
VIP Fund - Value Portfolio - Service Class 2 (FV2)	114,175	89,583
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	193,080	123,782
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)	39,744	32,264
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)	35,712	23,000
VIP Fund - VIP Growth Strategies Portfolio - Service Class 2 (FAGR2)	577,400	409,351
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	379,024	383,655
Templeton Foreign Securities Fund - Class 1 (TIF)	33,808	34,750
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	189,434	228,791
Socially Responsive Portfolio - I Class Shares (AMSRS)	100,564	100,243
Capital Appreciation Fund/VA - Service Class (OVCAFS)	7,360,453	7,875,718
Global Securities Fund/VA - Class 3 (OVGS3)	119,831	97,444
Global Securities Fund/VA - Class 4 (OVGS4)	2,040,239	1,665,486
Global Securities Fund/VA - Non-Service Shares (OVGS)	277,381	286,331
Global Securities Fund/VA - Service Class (OVGSS)	1,277,272	1,324,787
High Income Fund/VA - Class 3 (OVHI3)	143,047	49,605
High Income Fund/VA - Non-Service Shares (OVHI)	305,848	72,812
Main Street Fund(R)/VA - Service Class (OVGIS)	2,393,444	2,302,600
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	176,521	197,502
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)	164,189	162,704
Strategic Bond Fund/VA - Service Class (OVSBS)	4,462,867	4,607,371
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	48,592	46,758
Putnam VT International Equity Fund - IB Shares (PVTIGB)	90,992	48,564
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)	186,292	98,225
Putnam VT Voyager Fund - IB Shares (PVTVB)	582,257	735,206
Capital Growth Portfolio - Class II (ACEG2)	874,208	1,042,458
Comstock Portfolio - Class II (ACC2)	3,216,257	2,528,949
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)	772	866
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	687,336	721,322
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	412,807	408,827

Total	$387,734,614	$350,409,972

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund -Class III (MLVGA3)
2010	0.95% to 1.60%	140,639	$13.16 to $ 13.01	$1,845,529	1.47%	8.72% to 8.01%
2009	0.95% to 1.85%	101,563	12.10 to 12.03	1,227,427	2.97%	21.01% to 20.32%	*
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (JARLCS)
2008	0.95% to 2.25%	17,772	11.38 to 10.58	196,670	0.67%	-36.85% to -37.74%
2007	0.95% to 2.25%	25,017	18.02 to 16.99	441,415	0.31%	5.12% to 3.78%
2006	0.95% to 2.25%	57,222	17.14 to 16.37	963,929	0.13%	9.72% to 8.33%
Investors Growth Stock Series -Service Class (MIGSC)
2010	0.95% to 2.60%	169,342	11.35 to 9.77	1,865,024	0.30%	11.09% to 9.33%
2009	0.95% to 2.60%	217,516	10.22 to 8.94	2,150,679	0.46%	37.77% to 35.34%
2008	0.95% to 2.60%	296,075	7.42 to 6.61	2,125,271	0.30%	-37.58% to -38.67%
2007	0.95% to 2.60%	381,774	11.88 to 10.77	4,413,592	0.09%	9.96% to 8.18%
2006	0.95% to 2.60%	442,921	10.80 to 9.96	4,677,080	0.00%	6.29% to 4.55%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	0.95% to 2.35%	266,237	9.38 to 8.24	2,436,871	0.00%	27.98% to 26.32%
2009	0.95% to 2.35%	358,057	7.33 to 6.53	2,556,546	0.00%	39.91% to 37.60%
2008	0.95% to 2.35%	433,328	5.24 to 4.74	2,209,695	0.00%	-52.05% to -52.80%
2007	0.95% to 2.45%	546,746	10.93 to 9.99	5,826,934	0.00%	8.46% to 6.86%
2006	0.95% to 2.45%	663,155	10.07 to 9.35	6,541,165	0.00%	1.33% to -0.18%
New Discovery Series - Service Class (MNDSC)
2010	0.95% to 1.75%	181,790	15.44 to 14.37	2,743,247	0.00%	34.65% to 33.56%
2009	0.95% to 2.05%	202,161	11.47 to 10.49	2,264,792	0.00%	61.37% to 59.45%
2008	0.95% to 2.05%	206,391	7.11 to 6.58	1,437,560	0.00%	-40.09% to -40.84%
2007	0.95% to 2.45%	265,727	11.86 to 10.85	3,095,070	0.00%	1.27% to -0.21%
2006	0.95% to 2.45%	380,452	11.71 to 10.88	4,378,742	0.00%	11.86% to 10.23%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.05%	276,669	14.40 to 13.05	3,892,801	1.43%	10.16% to 9.01%
2009	0.95% to 2.05%	386,745	13.07 to 11.97	4,924,645	1.25%	21.29% to 19.81%
2008	0.95% to 2.20%	450,686	10.77 to 9.89	4,737,336	1.12%	-33.38% to -34.28%
2007	0.95% to 2.25%	631,815	16.17 to 15.00	9,996,966	0.85%	6.57% to 5.23%
2006	0.95% to 2.25%	767,688	15.18 to 14.25	11,429,940	0.81%	19.36% to 17.86%
Variable Insurance Trust II - International Value Portfolio -Service Class (MVIVSC)
2010	0.95% to 1.40%	7,202	10.77 to 10.74	77,512	0.00%	7.75% to 7.42%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	0.95% to 2.05%	50,365	11.71 to 10.76	582,799	5.19%	5.84% to 4.71%
2009	0.95% to 2.10%	87,666	11.07 to 10.24	955,504	8.81%	8.34% to 7.08%
2008	0.95% to 2.15%	136,564	10.21 to 9.54	1,378,702	4.77%	-11.31% to -12.40%
2007	0.95% to 2.15%	171,376	11.52 to 10.89	1,945,108	4.27%	4.21% to 2.97%
2006	0.95% to 2.15%	200,767	11.05 to 10.57	2,191,757	4.03%	2.58% to 1.35%
U.S. Real Estate Portfolio - Class II (MSVREB)
2008	0.95% to 2.10%	130,116	13.69 to 13.57	1,782,289	2.72%	-38.64% to -39.46%
2007	0.95% to 2.30%	177,081	22.32 to 22.19	3,981,623	0.92%	-18.06% to -19.14%
2006	0.95% to 2.30%	266,611	27.24 to 27.44	7,370,089	0.85%	36.36% to 34.66%
Managed Allocation Fund -Moderate Growth II (VFMG2)
2010	0.95% to 1.80%	1,066,389	12.90 to 11.99	13,596,438	0.67%	9.50% to 8.64%
2009	0.95% to 1.85%	1,286,972	11.78 to 11.00	14,978,687	0.01%	24.43% to 23.21%
2008	0.95% to 1.85%	1,828,065	9.47 to 8.92	17,103,103	1.25%	-29.75% to -30.43%
2007	0.95% to 1.85%	2,255,144	13.48 to 12.83	30,079,842	2.04%	5.87% to 4.95%
2006	0.95% to 1.85%	2,471,444	12.73 to 12.22	31,197,082	2.49%	9.37% to 8.42%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.40%	5,329	12.16 to 12.07	64,637	4.41%	7.21% to 6.72%
2009	1.00% to 1.60%	6,049	11.34 to 11.30	68,498	4.96%	13.43% to 12.97%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.00% to 1.40%	1,295	13.97 to 13.87	18,000	0.22%	12.02% to 11.57%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 1.65%	502,659	10.40 to 10.07	5,200,988	1.55%	10.95% to 10.17%
2009	0.95% to 2.10%	651,642	9.38 to 8.97	6,061,808	0.08%	22.24% to 20.72%
2008	0.95% to 2.10%	567,533	7.67 to 7.43	4,322,499	2.30%	-30.44% to -31.30%
2007	0.95% to 2.05%	615,213	11.03 to 10.83	6,748,999	2.54%	5.13% to 4.00%
2006	0.95% to 2.05%	274,929	10.49 to 10.41	2,877,300	3.37%	4.90% to 4.13%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 1.80%	216,731	11.12 to 10.68	2,396,198	2.06%	4.98% to 4.08%
2009	0.95% to 1.85%	273,839	10.59 to 10.25	2,876,845	0.36%	11.08% to 10.07%
2008	0.95% to 1.85%	227,907	9.54 to 9.31	2,155,354	5.12%	-10.73% to -11.55%
2007	0.95% to 1.85%	202,671	10.68 to 10.52	2,152,938	8.99%	2.00% to 1.09%
2006	0.95% to 1.80%	79,332	10.47 to 10.41	829,189	1.40%	4.72% to 4.14%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 1.80%	210,497	$11.47 to $ 11.02	$2,400,484	0.85%	10.24% to 9.30%
2009	0.95% to 2.10%	265,398	10.40 to 9.96	2,741,327	0.00%	40.26% to 38.48%
2008	0.95% to 2.10%	283,306	7.42 to 7.19	2,089,363	2.49%	-39.22% to -39.98%
2007	0.95% to 2.10%	300,663	12.20 to 11.98	3,652,423	2.97%	13.27% to 12.03%
2006	0.95% to 2.00%	150,198	10.77 to 10.70	1,615,213	0.36%	7.74% to 6.98%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 1.80%	292,377	10.15 to 9.75	2,949,018	0.17%	17.07% to 16.07%
2009	0.95% to 2.10%	296,662	8.67 to 8.29	2,550,130	0.00%	37.46% to 35.65%
2008	0.95% to 2.10%	276,634	6.31 to 6.11	1,732,572	2.01%	-44.74% to -45.45%
2007	0.95% to 2.10%	235,969	11.41 to 11.20	2,681,557	0.60%	10.83% to 9.60%
2006	0.95% to 2.00%	167,959	10.30 to 10.23	1,727,272	1.19%	2.99% to 2.26%	*
American Funds NVIT Growth - Income Fund - Class II (GVAGI2)
2010	0.95% to 1.55%	101,249	8.58 to 8.39	865,342	0.98%	9.92% to 9.26%
2009	0.95% to 1.85%	128,907	7.81 to 7.60	1,001,949	0.00%	29.45% to 28.11%
2008	0.95% to 2.05%	86,788	6.03 to 5.91	520,920	2.80%	-38.65% to -39.41%
2007	0.95% to 1.75%	38,038	9.83 to 9.78	373,398	2.45%	-1.71% to -2.23%	*
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 1.35%	21,643	13.54 to 13.24	290,850	8.47%	12.09% to 11.63%
2009	0.95% to 1.55%	24,087	12.08 to 11.75	286,940	10.46%	44.69% to 43.77%
2008	1.10% to 1.55%	15,462	8.30 to 8.17	127,826	9.79%	-28.89% to -29.25%
2007	1.10% to 1.55%	8,188	11.68 to 11.55	95,010	12.98%	2.03% to 1.60%
2006	1.10% to 1.55%	4,846	11.45 to 11.36	55,136	7.33%	9.39% to 8.92%
Gartmore NVIT Emerging Markets Fund - Class II (GEM2)
2010	0.95% to 1.85%	24,842	30.92 to 28.51	759,614	0.00%	14.81% to 13.77%
2009	0.95% to 2.00%	32,278	26.93 to 24.78	856,908	1.14%	61.54% to 59.44%
2008	0.95% to 2.05%	40,444	16.67 to 15.49	660,491	0.75%	-58.33% to -58.85%
2007	0.95% to 2.05%	77,884	40.01 to 37.64	3,066,915	0.42%	43.80% to 42.39%
2006	0.95% to 2.05%	101,953	27.82 to 26.43	2,797,670	0.52%	35.02% to 33.69%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	0.95% to 2.00%	307,087	23.32 to 21.72	7,058,106	0.00%	14.79% to 13.57%
2009	0.95% to 2.00%	313,458	20.31 to 19.12	6,246,312	1.16%	61.54% to 59.44%
2008	0.95% to 2.10%	337,634	12.58 to 11.94	4,165,503	0.97%	-58.26% to -58.81%
2007	0.95% to 2.30%	481,332	30.13 to 28.76	14,312,773	0.60%	44.06% to 42.28%
2006	0.95% to 2.30%	523,251	20.92 to 20.22	10,827,888	0.54%	35.26% to 33.59%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	0.95% to 1.55%	21,028	7.85 to 7.73	164,382	0.66%	11.93% to 11.25%
2009	0.95% to 1.60%	29,502	7.02 to 6.92	205,684	0.94%	28.22% to 27.09%
2008	0.95% to 1.60%	18,797	5.47 to 5.44	102,676	1.61%	-45.27% to -45.57%	*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2010	0.95% to 1.40%	11,886	8.87 to 8.76	104,902	0.13%	14.29% to 13.77%
2009	0.95% to 1.80%	14,452	7.76 to 7.62	111,575	0.00%	51.51% to 49.91%
2008	0.95% to 1.55%	3,251	5.12 to 5.09	16,613	0.00%	-48.79% to -49.05%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	0.95% to 1.55%	7,407	9.77 to 9.60	71,753	0.81%	22.39% to 21.77%
2009	0.95% to 1.40%	1,750	7.98 to 7.90	13,927	0.34%	30.02% to 29.24%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	4,410	9.29 to 9.17	40,618	0.31%	13.86% to 13.35%
2009	1.20% to 1.65%	2,949	8.12 to 8.04	23,819	0.84%	27.65% to 26.88%
2008	0.95% to 1.40%	1,264	6.37 to 6.35	8,024	0.25%	-36.28% to -36.52%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.70%	66,979	10.30 to 10.10	688,412	0.90%	9.36% to 8.53%
2009	0.95% to 1.70%	91,943	9.42 to 9.30	861,990	1.98%	18.68% to 17.78%
2008	0.95% to 1.80%	38,787	7.94 to 7.89	306,815	1.71%	-20.62% to -21.10%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.65%	50,889	9.88 to 9.69	499,801	0.71%	11.32% to 10.54%
2009	0.95% to 1.65%	61,751	8.87 to 8.77	544,765	1.75%	22.98% to 22.12%
2008	0.95% to 1.40%	21,071	7.21 to 7.19	151,976	1.50%	-27.86% to -28.11%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.70%	49,131	10.77 to 10.55	526,828	1.17%	5.79% to 4.99%
2009	0.95% to 1.70%	72,094	10.18 to 10.05	730,090	2.76%	11.95% to 11.10%
2008	0.95% to 1.55%	42,097	9.09 to 9.05	381,950	1.96%	-9.09% to -9.47%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.75%	258,090	10.09 to 9.87	2,596,001	0.89%	10.31% to 9.42%
2009	0.95% to 1.75%	272,785	9.15 to 9.02	2,486,373	2.05%	20.79% to 19.81%
2008	0.95% to 1.40%	44,997	7.57 to 7.55	340,238	1.71%	-24.27% to -24.53%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.40%	53,888	9.64 to 9.52	517,499	0.48%	12.23% to 11.73%
2009	0.95% to 1.55%	18,195	8.59 to 8.49	155,447	1.72%	25.38% to 24.48%
2008	0.95% to 1.65%	6,213	6.85 to 6.81	42,477	1.07%	-31.50% to -31.86%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.70%	146,653	$10.47 to $ 10.26	$1,528,271	0.98%	8.00% to 7.18%
2009	0.95% to 1.65%	80,979	9.70 to 9.58	778,869	2.49%	16.56% to 15.70%
2008	1.30% to 1.55%	21,422	8.30 to 8.28	177,474	1.81%	-17.01% to -17.17%	*
NVIT Core Bond Fund - Class I (NVCBD1)
2010	1.10% to 1.35%	1,463	11.25 to 11.17	16,390	2.85%	5.88% to 5.61%
2009	0.95% to 1.35%	945	10.65 to 10.58	10,002	2.11%	7.75% to 7.32%
NVIT Core Bond Fund - Class II (NVCBD2)
2010	0.95% to 1.70%	42,830	11.22 to 10.99	479,542	2.37%	5.76% to 4.96%
2009	0.95% to 1.70%	53,305	10.61 to 10.47	564,408	2.88%	7.56% to 6.75%
2008	0.95% to 1.55%	3,657	9.86 to 9.82	35,983	2.84%	-1.40% to -1.80%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 1.55%	23,657	12.18 to 11.99	287,198	2.34%	7.09% to 6.44%
2009	0.95% to 2.00%	62,464	11.38 to 11.18	706,237	6.59%	15.33% to 14.15%
2008	0.95%	325	9.87	3,206	1.27%	-1.34%	*
NVIT Fund - Class II (TRF2)
2010	0.95% to 2.15%	26,560	9.22 to 10.08	243,131	0.75%	12.15% to 10.88%
2009	0.95% to 2.15%	28,643	8.22 to 9.10	246,948	1.03%	24.36% to 22.64%
2008	0.95% to 1.40%	5,793	6.61 to 7.63	39,012	1.02%	-42.17% to -42.49%
2007	0.95% to 1.60%	5,948	11.43 to 13.19	70,849	1.00%	6.86% to 6.22%
2006	1.10% to 1.60%	2,314	10.68 to 12.42	26,180	0.94%	6.84% to 6.51%	*
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.35%	911,816	14.07 to 12.99	12,622,368	2.86%	3.79% to 2.35%
2009	0.95% to 2.35%	1,261,907	13.55 to 12.70	16,899,137	3.34%	1.71% to 0.30%
2008	0.95% to 2.35%	1,644,424	13.32 to 12.66	21,776,211	4.19%	6.70% to 5.22%
2007	0.95% to 2.35%	1,761,138	12.49 to 12.03	21,912,674	4.35%	6.13% to 4.65%
2006	0.95% to 2.35%	1,841,755	11.77 to 11.50	21,674,212	4.01%	2.36% to 0.93%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.30%	632,405	14.27 to 12.53	8,775,432	1.73%	13.54% to 12.09%
2009	0.95% to 2.35%	862,813	12.57 to 11.14	10,513,670	1.07%	26.00% to 24.05%
2008	0.95% to 2.35%	1,027,805	9.97 to 8.98	9,923,501	2.00%	-37.44% to -38.39%
2007	0.95% to 2.35%	1,378,218	15.94 to 14.57	21,382,713	2.00%	4.95% to 3.52%
2006	0.95% to 2.45%	1,511,432	15.19 to 14.10	22,446,931	2.02%	15.76% to 14.01%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.85%	28,401	12.58 to 12.39	355,704	1.27%	8.77% to 7.78%
2009	0.95% to 1.55%	8,765	11.57 to 11.52	101,349	0.88%	15.66% to 15.23%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	1.10%	1,764	13.42	23,664	1.13%	10.80%
2009	1.55%	577	12.08	6,972	1.42%	20.82%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.15%	1,034,421	13.07 to 11.73	13,190,902	2.26%	4.89% to 3.62%
2009	0.95% to 2.15%	1,264,065	12.46 to 11.32	15,366,034	1.91%	8.05% to 6.74%
2008	0.95% to 2.15%	1,662,960	11.53 to 10.62	18,746,877	3.34%	-6.92% to -8.04%
2007	0.95% to 2.25%	2,184,896	12.39 to 11.47	26,543,595	3.47%	4.37% to 3.03%
2006	0.95% to 2.25%	2,682,972	11.87 to 11.14	31,319,557	3.15%	5.16% to 3.80%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.25%	4,481,861	13.93 to 12.35	61,029,906	2.05%	9.86% to 8.49%
2009	0.95% to 2.55%	6,413,045	12.68 to 11.11	79,264,359	1.56%	18.00% to 16.03%
2008	0.95% to 2.55%	7,705,854	10.75 to 9.58	80,834,731	2.70%	-23.93% to -25.19%
2007	0.95% to 2.55%	10,650,531	14.13 to 12.80	147,143,542	2.68%	4.65% to 3.00%
2006	0.95% to 2.55%	11,881,233	13.50 to 12.43	157,373,718	2.37%	10.30% to 8.56%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.25%	2,074,231	14.28 to 12.63	28,898,325	1.94%	11.76% to 10.38%
2009	0.95% to 2.70%	2,817,169	12.77 to 11.03	34,958,737	1.32%	23.21% to 20.91%
2008	0.95% to 2.70%	3,489,803	10.37 to 9.12	35,235,304	2.40%	-32.04% to -33.30%
2007	0.95% to 2.70%	4,395,960	15.26 to 13.68	65,504,408	2.28%	5.14% to 3.33%
2006	0.95% to 2.45%	4,792,606	14.51 to 13.40	68,159,021	2.18%	13.46% to 11.80%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.15%	1,326,730	13.68 to 12.28	17,765,406	2.22%	7.49% to 6.18%
2009	0.95% to 2.35%	1,915,167	12.73 to 11.37	23,782,611	1.76%	13.47% to 11.84%
2008	0.95% to 2.35%	2,425,833	11.22 to 10.16	26,585,963	3.02%	-15.85% to -17.06%
2007	0.95% to 2.40%	3,622,567	13.33 to 12.22	47,315,730	3.04%	4.85% to 3.34%
2006	0.95% to 2.45%	4,147,288	12.72 to 11.79	51,847,780	2.79%	7.40% to 5.80%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 1.55%	50,797	17.43 to 16.13	872,688	1.24%	25.00% to 24.39%
2009	0.95% to 1.55%	66,192	13.94 to 12.97	910,047	0.60%	35.46% to 34.47%
2008	0.95% to 1.60%	71,732	10.29 to 9.61	727,927	1.26%	-37.07% to -37.54%
2007	0.95% to 1.60%	79,936	16.36 to 15.38	1,289,635	1.38%	6.53% to 5.89%
2006	0.95% to 1.60%	89,807	15.35 to 14.52	1,359,632	1.18%	8.85% to 8.19%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class II (MCIF2)
2010	0.95% to 2.15%	227,723	$16.33 to $ 14.69	$3,645,106	1.00%	24.67% to 23.16%
2009	0.95% to 2.30%	305,639	13.10 to 11.79	3,910,375	0.72%	35.20% to 33.19%
2008	0.95% to 2.35%	388,437	9.69 to 8.82	3,685,520	1.05%	-37.22% to -38.17%
2007	0.95% to 2.45%	505,757	15.43 to 14.18	7,656,460	1.26%	6.35% to 4.78%
2006	0.95% to 2.45%	611,240	14.51 to 13.53	8,730,294	0.94%	8.70% to 7.12%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.10%	2,057,422	10.82 to 9.75	21,971,462	0.00%	-0.95% to -2.10%
2009	0.95% to 2.45%	2,836,313	10.92 to 9.78	30,483,569	0.05%	-0.91% to -2.41%
2008	0.95% to 2.45%	5,176,926	11.02 to 10.02	56,282,646	1.97%	1.08% to -0.43%
2007	0.95% to 2.45%	3,594,049	10.90 to 10.06	38,737,718	4.75%	3.79% to 2.23%
2006	0.95% to 2.45%	2,927,510	10.50 to 9.84	30,495,311	4.87%	3.54% to 1.99%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2010	0.95% to 1.40%	2,763	9.25 to 9.14	25,457	0.49%	12.72% to 12.21%
2009	0.95% to 1.00%	1,163	8.20 to 8.20	9,533	1.20%	34.81% to 34.75%
2008	1.00%	2,205	6.08	13,414	0.00%	-39.17%	*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 1.10%	11,941	11.41 to 11.30	135,325	2.25%	5.10% to 4.95%
2009	0.95% to 1.55%	12,901	10.86 to 14.87	146,023	2.02%	28.60% to 27.56%
2008	0.95% to 1.55%	17,385	8.44 to 11.66	153,858	1.79%	-46.84% to -47.25%
2007	0.95% to 1.55%	21,426	15.88 to 22.10	360,794	1.97%	1.95% to 1.39%
2006	0.95% to 1.75%	26,633	15.58 to 21.64	463,042	2.12%	21.58% to 20.70%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	0.95% to 1.70%	114,188	11.22 to 10.66	1,269,214	1.90%	4.85% to 4.05%
2009	0.95% to 2.00%	159,390	10.70 to 10.06	1,683,311	1.85%	28.26% to 26.63%
2008	0.95% to 2.00%	238,492	8.34 to 7.94	1,962,480	1.51%	-46.96% to -47.61%
2007	0.95% to 2.30%	401,003	15.73 to 14.99	6,236,278	2.17%	1.72% to 0.38%
2006	0.95% to 2.30%	399,195	15.46 to 14.93	6,120,278	1.93%	21.25% to 19.69%
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	0.95% to 1.40%	7,142	9.25 to 9.13	65,641	0.00%	14.26% to 13.83%
2009	0.95% to 1.55%	9,045	8.10 to 8.00	72,920	0.41%	28.12% to 27.16%
2008	1.40%	2,403	6.30	15,139	0.21%	-36.99%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	496,336	8.89 to 8.49	4,380,532	0.50%	11.68% to 9.91%
2009	0.95% to 2.60%	657,221	7.96 to 7.72	5,202,609	1.13%	26.20% to 23.91%
2008	1.40%	1,504	6.29	9,456	0.73%	-37.11%	*
NVIT Multi-Manager Mid Cap Growth Fund -Class II (NVMMG2)
2010	0.95% to 1.40%	23,044	9.79 to 9.66	225,041	0.00%	25.27% to 24.81%
2009	0.95% to 1.60%	19,388	7.82 to 7.73	150,882	0.00%	25.50% to 24.68%
2008	1.55%	1,033	6.20	6,405	0.00%	-37.99%	*
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 1.40%	16,464	10.28 to 10.16	168,659	1.24%	18.50% to 17.96%
2009	0.95% to 1.80%	29,701	8.68 to 8.54	257,047	1.15%	29.23% to 27.96%
2008	0.95%	1,408	6.71	9,455	1.08%	-32.85%	*
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	0.95% to 2.15%	114,677	10.42 to 9.35	1,174,847	0.00%	23.92% to 22.42%
2009	0.95% to 2.15%	142,093	8.41 to 7.62	1,171,990	0.00%	25.98% to 24.25%
2008	0.95% to 2.45%	181,123	6.68 to 6.01	1,183,345	0.00%	-47.04% to -47.94%
2007	0.95% to 2.45%	242,695	12.61 to 11.54	2,993,964	0.00%	8.45% to 6.85%
2006	0.95% to 2.45%	290,582	11.63 to 10.80	3,325,221	0.00%	2.01% to 0.50%
NVIT Multi-Manager Small Cap Value Fund -Class I (SCVF)
2010	0.95% to 1.55%	9,500	15.98 to 13.59	148,074	0.60%	25.40% to 24.78%
2009	0.95% to 1.55%	12,182	12.74 to 10.89	150,799	0.60%	25.02% to 24.10%
2008	0.95% to 1.55%	16,182	10.19 to 8.78	159,218	1.09%	-32.80% to -33.29%
2007	0.95% to 1.55%	39,614	15.17 to 13.16	588,544	1.18%	-7.78% to -8.31%
2006	0.95% to 1.55%	46,188	16.45 to 14.35	744,833	0.46%	16.18% to 15.54%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	0.95% to 1.85%	150,741	14.55 to 13.45	2,149,988	0.41%	25.27% to 24.14%
2009	0.95% to 2.15%	240,942	11.62 to 10.57	2,723,189	0.56%	24.66% to 22.99%
2008	0.95% to 2.20%	309,328	9.32 to 8.56	2,806,429	0.86%	-32.94% to -33.88%
2007	0.95% to 2.20%	426,358	13.90 to 12.95	5,794,363	0.94%	-8.12% to -9.25%
2006	0.95% to 2.30%	581,526	15.13 to 14.20	8,621,588	0.22%	15.99% to 14.47%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 1.65%	30,919	17.17 to 15.16	525,883	0.28%	24.13% to 23.38%
2009	0.95% to 1.65%	38,291	13.83 to 12.29	511,309	0.26%	33.42% to 32.31%
2008	0.95% to 1.65%	44,543	10.37 to 9.29	448,152	0.82%	-38.78% to -39.29%
2007	0.95% to 1.65%	49,805	16.94 to 15.29	821,934	0.09%	1.16% to 0.49%
2006	0.95% to 1.65%	60,219	16.74 to 15.22	976,486	0.12%	10.98% to 10.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	0.95% to 2.00%	149,418	$17.27 to $ 15.71	$2,526,056	0.05%	23.79% to 22.48%
2009	0.95% to 2.00%	205,252	13.95 to 12.83	2,799,312	0.17%	33.15% to 31.74%
2008	0.95% to 2.10%	276,811	10.48 to 9.68	2,837,537	0.57%	-38.94% to -39.73%
2007	0.95% to 2.10%	355,604	17.16 to 16.06	5,988,270	0.00%	0.92% to -0.21%
2006	0.95% to 2.10%	413,522	17.01 to 16.10	6,919,080	0.05%	10.69% to 9.47%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 1.55%	61,124	10.63 to 10.46	646,175	1.32%	1.45% to 0.83%
2009	0.95% to 2.00%	72,229	10.48 to 10.30	753,304	1.97%	6.09% to 4.99%
2008	0.95% to 2.00%	40,233	9.88 to 9.81	396,696	1.99%	-1.20% to -1.89%	*
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 1.55%	4,389,025	13.98 to 13.86	60,945,936	0.06%	7.77% to 7.19%
2009	1.30% to 1.40%	1,450	12.95 to 12.94	18,764	0.19%	29.46% to 29.38%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	0.95% to 2.35%	3,620,630	13.93 to 13.61	50,312,779	0.07%	7.49% to 6.04%
2009	0.95% to 1.00%	2,535	12.96 to 12.95	32,841	0.05%	29.55% to 29.51%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.40%	5,264	13.64 to 13.54	71,666	1.97%	5.34% to 4.86%
2009	0.95% to 1.25%	6,039	12.95 to 12.93	78,181	0.44%	29.52% to 29.25%	*
Van Kampen NVIT Real Estate Fund - Class II (NVRE2)
2010	0.95% to 1.90%	203,791	9.30 to 9.05	1,888,706	1.64%	28.59% to 27.55%
2009	0.95% to 2.10%	258,334	7.24 to 7.07	1,858,991	1.85%	29.27% to 27.39%
2008	0.95% to 1.70%	3,048	5.60 to 5.56	16,993	2.52%	-44.02% to -44.37%	*
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.40%	36,578	11.80 to 11.72	430,769	1.30%	8.33% to 7.84%
2009	0.95% to 1.55%	10,695	10.90 to 10.86	116,428	0.72%	8.97% to 8.56%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 1.85%	152,598	11.44 to 11.26	1,741,220	1.53%	4.19% to 3.24%
2009	0.95% to 1.85%	161,276	10.98 to 10.91	1,767,434	1.29%	9.76% to 9.12%	*
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.95% to 2.60%	708,705	6.39 to 5.69	4,419,408	0.44%	-52.36% to -53.25%
2007	0.95% to 2.60%	938,809	13.42 to 12.18	12,325,218	0.32%	0.40% to -1.24%
2006	0.95% to 2.60%	1,147,537	13.37 to 12.33	15,064,760	0.12%	11.87% to 10.06%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	118,430	10.03 to 8.63	1,157,006	0.49%	14.11% to 12.29%
2009	0.95% to 2.60%	160,721	8.79 to 7.68	1,371,344	0.28%	19.57% to 17.38%
2008	0.95% to 2.60%	182,489	7.35 to 6.54	1,304,807	0.00%	-43.17% to -44.19%
2007	0.95% to 2.60%	230,439	12.93 to 11.73	2,909,473	0.00%	10.67% to 8.86%
2006	0.95% to 2.60%	267,318	11.68 to 10.77	3,059,928	0.00%	5.05% to 3.35%
V.I. Capital Development Fund - Series I (AVCDI)
2010	0.95% to 1.10%	6,135	14.31 to 14.12	86,965	0.00%	17.65% to 17.47%
2009	0.95% to 1.40%	9,758	12.16 to 11.74	117,307	0.00%	41.02% to 40.16%
2008	0.95% to 1.40%	11,561	8.62 to 8.37	98,659	0.00%	-47.53% to -47.85%
2007	0.95% to 1.40%	13,747	16.43 to 16.05	223,985	0.00%	9.79% to 9.36%
2006	0.95% to 1.40%	16,306	14.97 to 14.68	242,377	0.00%	15.42% to 14.97%
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.05%	18,466	13.07 to 15.94	240,572	0.00%	17.35% to 16.16%
2009	0.95% to 2.05%	21,689	11.13 to 13.72	252,525	0.00%	40.64% to 38.86%
2008	0.95% to 2.05%	26,173	7.92 to 9.88	217,628	0.00%	-47.63% to -48.29%
2007	0.95% to 2.05%	44,378	15.12 to 19.11	736,261	0.00%	9.49% to 8.34%
2006	0.95% to 1.80%	32,190	13.81 to 17.80	487,463	0.00%	15.15% to 14.25%
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.35%	26,149	11.08 to 10.87	288,315	0.90%	8.52% to 8.08%
2009	0.95% to 1.55%	46,564	10.21 to 11.33	478,210	1.88%	27.08% to 26.19%
2008	0.95% to 1.55%	49,846	8.04 to 8.98	403,209	2.08%	-30.81% to -31.27%
2007	0.95% to 1.55%	53,441	11.61 to 13.06	624,683	1.12%	7.08% to 6.50%
2006	0.95% to 1.55%	57,148	10.85 to 12.26	624,218	1.07%	8.46% to 8.06%	*
V.I. Core Equity Fund - Series II (AVCE2)
2010	0.95% to 1.90%	68,359	10.95 to 10.47	738,673	0.66%	8.21% to 7.25%
2009	0.95% to 2.35%	123,027	10.12 to 9.60	1,229,072	1.55%	26.77% to 24.85%
2008	0.95% to 2.35%	136,524	7.99 to 7.69	1,078,893	1.81%	-30.98% to -32.00%
2007	0.95% to 2.35%	167,172	11.57 to 11.31	1,920,889	0.75%	6.85% to 5.39%
2006	0.95% to 2.35%	272,774	10.83 to 10.73	2,946,445	1.04%	8.29% to 7.27%	*
V.I. International Growth Fund - Series II (AVIE2)
2010	0.95% to 1.80%	22,521	19.58 to 18.13	433,385	1.54%	11.54% to 10.58%
2009	0.95% to 2.10%	35,995	17.55 to 16.02	619,656	1.26%	33.63% to 31.92%
2008	0.95% to 2.10%	47,870	13.13 to 12.15	616,506	0.41%	-41.11% to -41.86%
2007	0.95% to 2.10%	65,393	22.30 to 20.89	1,435,476	0.34%	13.35% to 12.14%
2006	0.95% to 2.30%	91,233	19.67 to 18.45	1,774,544	0.90%	26.67% to 25.07%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Mid Cap Core Equity Fund - Series I (AVMCCI)
2010	0.95% to 1.40%	21,857	$16.08 to $ 15.49	$347,677	0.45%	13.03% to 12.61%
2009	0.95% to 1.55%	40,559	14.23 to 13.60	572,187	1.33%	28.98% to 28.08%
2008	0.95% to 1.55%	48,207	11.03 to 10.62	527,777	1.53%	-29.20% to -29.66%
2007	0.95% to 1.55%	53,323	15.58 to 15.09	825,585	0.22%	8.50% to 7.90%
2006	0.95% to 1.65%	61,022	14.36 to 13.92	871,512	0.95%	10.19% to 9.45%
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	0.95% to 2.35%	265,237	11.35 to 9.99	2,947,268	0.00%	11.73% to 10.22%
2009	0.95% to 2.35%	347,388	10.15 to 9.07	3,440,485	3.51%	19.21% to 17.35%
2008	0.95% to 2.40%	448,444	8.52 to 7.70	3,717,863	1.79%	-41.26% to -42.20%
2007	0.95% to 2.40%	604,644	14.50 to 13.32	8,564,579	1.22%	3.86% to 2.39%
2006	0.95% to 2.40%	735,403	13.96 to 13.01	10,073,140	1.14%	15.88% to 14.23%
VPS International Value Portfolio - Class B (ALVIVB)
2010	0.95% to 2.15%	59,622	17.10 to 15.34	994,116	2.24%	3.31% to 2.06%
2009	0.95% to 2.15%	104,992	16.55 to 15.04	1,693,489	1.00%	33.08% to 31.47%
2008	0.95% to 2.40%	151,300	12.44 to 11.26	1,839,874	0.93%	-53.73% to -54.49%
2007	0.95% to 2.40%	205,466	26.88 to 24.75	5,422,580	0.99%	4.57% to 3.12%
2006	0.95% to 2.40%	271,312	25.70 to 24.00	6,873,247	1.34%	33.84% to 32.03%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	0.95% to 1.90%	105,587	10.83 to 9.93	1,124,622	0.29%	8.79% to 7.82%
2009	0.95% to 2.30%	159,972	9.95 to 8.92	1,552,934	0.00%	35.80% to 33.81%
2008	0.95% to 2.30%	194,058	7.33 to 6.67	1,385,302	0.00%	-40.39% to -41.26%
2007	0.95% to 2.40%	235,240	12.29 to 11.28	2,827,412	0.00%	12.53% to 10.92%
2006	0.95% to 2.40%	261,485	10.93 to 10.17	2,803,216	0.00%	-1.58% to -2.98%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.15%	256,254	20.23 to 18.16	5,083,887	0.30%	25.39% to 23.87%
2009	0.95% to 2.30%	380,442	16.14 to 14.49	5,992,758	0.85%	41.30% to 39.20%
2008	0.95% to 2.40%	469,478	11.42 to 10.34	5,244,615	0.46%	-36.36% to -37.36%
2007	0.95% to 2.40%	610,638	17.94 to 16.50	10,745,008	0.77%	0.56% to -0.86%
2006	0.95% to 2.40%	750,612	17.84 to 16.65	13,182,370	0.24%	13.12% to 11.52%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 1.65%	34,198	16.92 to 14.79	571,410	0.59%	24.63% to 23.89%
2009	0.95% to 1.65%	47,606	13.58 to 11.94	634,448	2.64%	23.84% to 22.81%
2008	0.95% to 1.65%	59,553	10.96 to 9.72	637,485	0.86%	-31.57% to -32.12%
2007	0.95% to 1.65%	64,660	16.02 to 14.32	1,014,236	0.41%	-1.60% to -2.26%
2006	0.95% to 1.65%	75,679	16.28 to 14.65	1,210,663	0.41%	13.33% to 12.59%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 1.55%	87,671	12.95 to 10.12	1,100,324	1.75%	13.75% to 13.15%
2009	0.95% to 1.55%	132,305	11.38 to 8.95	1,414,531	1.91%	25.13% to 24.21%
2008	0.95% to 1.65%	165,235	9.10 to 7.15	1,399,433	2.10%	-37.74% to -38.24%
2007	0.95% to 1.65%	178,617	14.61 to 11.57	2,450,522	1.75%	4.25% to 3.57%
2006	0.95% to 1.60%	185,956	14.02 to 11.20	2,458,545	1.65%	14.40% to 13.70%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2010	0.95% to 2.05%	147,732	14.35 to 13.23	2,080,342	1.52%	13.45% to 12.28%
2009	0.95% to 2.35%	201,886	12.65 to 11.53	2,505,612	1.85%	24.85% to 22.91%
2008	0.95% to 2.35%	225,035	10.13 to 9.38	2,239,942	1.70%	-37.92% to -38.86%
2007	0.95% to 2.35%	296,978	16.32 to 15.34	4,773,801	1.51%	3.99% to 2.57%
2006	0.95% to 2.35%	341,893	15.69 to 14.96	5,302,944	1.37%	14.11% to 12.55%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 1.40%	14,745	12.13 to 8.80	175,064	0.96%	13.73% to 13.30%
2009	0.95% to 1.55%	28,301	10.67 to 7.67	275,271	0.93%	32.49% to 31.56%
2008	0.95% to 1.55%	29,659	8.05 to 5.83	218,296	0.76%	-35.05% to -35.49%
2007	0.95% to 1.55%	33,739	12.39 to 9.04	387,061	0.54%	6.76% to 6.16%
2006	0.95% to 1.55%	38,573	11.61 to 8.51	413,707	0.11%	8.17% to 7.54%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	0.95% to 1.80%	150,136	11.67 to 10.83	1,726,149	0.57%	11.93% to 10.98%
2009	0.95% to 2.30%	117,030	10.42 to 9.38	1,188,552	0.73%	12.19% to 10.53%
2008	0.95% to 2.30%	136,194	9.29 to 8.48	1,240,660	0.02%	-30.34% to -31.33%
2007	0.95% to 2.30%	192,620	13.34 to 12.35	2,518,355	0.57%	8.59% to 7.18%
2006	0.95% to 2.30%	213,327	12.28 to 11.53	2,577,261	0.54%	14.68% to 13.16%
Clover Value Fund II - Service Shares (FALFS)
2009	0.95% to 2.10%	119,548	8.78 to 8.01	1,030,537	2.32%	13.42% to 11.93%
2008	0.95% to 2.25%	144,291	7.74 to 7.08	1,096,433	1.53%	-34.59% to -35.54%
2007	0.95% to 2.25%	177,540	11.83 to 10.99	2,064,880	1.30%	-10.72% to -11.87%
2006	0.95% to 2.25%	209,203	13.25 to 12.47	2,731,670	1.25%	15.38% to 13.91%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	0.95% to 1.90%	335,213	$18.62 to $ 17.14	$6,116,863	8.52%	13.30% to 12.33%
2009	0.95% to 2.10%	458,406	16.44 to 15.02	7,344,347	10.93%	51.03% to 49.26%
2008	0.95% to 2.10%	546,407	10.88 to 10.06	5,803,265	9.79%	-26.80% to -27.68%
2007	0.95% to 2.10%	733,907	14.87 to 13.91	10,679,523	7.88%	2.20% to 1.05%
2006	0.95% to 2.10%	875,905	14.55 to 13.77	12,509,632	8.16%	9.52% to 8.28%
International Equity Fund II (FVIE2)
2009	0.95% to 1.40%	8,430	11.88 to 11.47	99,267	3.07%	39.91% to 39.04%
2008	0.95% to 1.40%	10,516	8.49 to 8.25	88,622	0.63%	-46.24% to -46.56%
2007	0.95% to 1.40%	14,935	15.80 to 15.43	234,292	0.18%	8.50% to 8.07%
2006	0.95% to 1.40%	15,736	14.56 to 14.28	227,795	0.19%	17.76% to 17.32%
Kaufmann Fund II - Primary Shares (FVK2)
2010	0.95% to 1.50%	37,784	11.36 to 11.31	430,556	0.00%	13.58% to 13.08%	*
Mid Cap Growth Strategies Fund II (FVGS2)
2009	0.95% to 1.65%	36,281	13.08 to 12.39	466,497	0.00%	29.37% to 28.24%
2008	0.95% to 1.65%	44,308	10.11 to 9.66	442,313	0.00%	-44.03% to -44.48%
2007	0.95% to 1.65%	47,645	18.07 to 17.41	851,505	0.00%	16.89% to 16.14%
2006	0.95% to 1.65%	55,039	15.46 to 14.99	843,482	0.00%	7.21% to 6.51%
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 1.55%	201,987	14.35 to 14.41	2,869,871	5.10%	7.47% to 6.89%
2009	0.95% to 1.65%	233,092	13.35 to 13.37	3,088,779	6.36%	19.29% to 18.46%
2008	0.95% to 1.65%	239,911	11.20 to 11.28	2,675,497	5.26%	-8.17% to -8.81%
2007	0.95% to 1.65%	276,522	12.19 to 12.38	3,362,257	4.59%	4.38% to 3.66%
2006	0.95% to 1.65%	279,545	11.68 to 11.94	3,265,829	3.95%	3.17% to 2.45%
Quality Bond Fund II - Service Shares (FQBS)
2010	0.95% to 2.20%	515,949	14.22 to 12.76	7,218,790	5.26%	7.25% to 5.97%
2009	0.95% to 2.20%	684,106	13.25 to 12.04	8,873,511	6.67%	19.01% to 17.53%
2008	0.95% to 2.20%	780,704	11.14 to 10.24	8,506,293	5.06%	-8.43% to -9.58%
2007	0.95% to 2.20%	1,014,677	12.16 to 11.33	12,109,722	4.72%	4.14% to 2.84%
2006	0.95% to 2.20%	1,265,396	11.68 to 11.02	14,551,816	3.76%	2.94% to 1.65%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 2.35%	2,136,017	11.74 to 11.38	24,958,340	1.12%	34.18% to 32.09%
2008	0.95% to 2.60%	2,684,930	8.75 to 8.41	23,636,516	0.66%	-43.24% to -44.24%
2007	0.95% to 2.60%	3,860,697	15.41 to 15.08	60,288,317	0.72%	16.18% to 14.31%
2006	0.95% to 2.60%	4,412,906	13.27 to 13.19	59,953,597	0.99%	10.38% to 8.61%
Equity-Income Portfolio - Initial Class (FEIP)
2010	1.30% to 1.50%	695,726	16.96 to 13.93	11,547,588	1.76%	13.65% to 13.42%
2009	1.30% to 1.50%	811,187	14.92 to 12.28	11,860,565	2.22%	28.52% to 28.25%
2008	1.30% to 1.50%	997,322	11.61 to 9.57	11,365,561	2.20%	-43.40% to -43.52%
2007	1.30% to 1.50%	1,310,249	20.51 to 16.95	26,437,845	1.68%	0.20% to 0%
2006	1.30% to 1.50%	1,675,332	20.47 to 16.95	33,754,419	3.25%	18.64% to 18.40%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	0.95% to 2.25%	163,220	15.10 to 13.46	2,411,455	0.24%	25.14% to 23.66%
2009	0.95% to 2.25%	245,996	12.07 to 10.88	2,889,812	0.38%	55.66% to 53.30%
2008	0.95% to 2.40%	286,147	7.75 to 7.03	2,165,977	0.46%	-51.75% to -52.55%
2007	0.95% to 2.40%	392,305	16.07 to 14.81	6,174,688	0.61%	4.43% to 2.97%
2006	0.95% to 2.40%	507,691	15.39 to 14.38	7,682,512	0.34%	14.91% to 13.29%
High Income Portfolio - Initial Class (FHIP)
2010	1.30% to 1.50%	735,446	14.77 to 12.27	10,641,122	7.44%	12.34% to 12.12%
2009	1.30% to 1.50%	857,007	13.15 to 10.94	11,043,020	7.78%	42.09% to 41.80%
2008	1.30% to 1.50%	1,013,037	9.25 to 7.72	9,204,648	7.72%	-25.96% to -26.11%
2007	1.30% to 1.50%	1,346,504	12.50 to 10.44	16,560,408	7.01%	1.44% to 1.24%
2006	1.30% to 1.50%	1,918,167	12.32 to 10.31	23,269,712	6.62%	9.79% to 9.57%
VIP Fund - Asset Manager Growth Portfolio - Initial Class (FAMGP)
2010	1.30% to 1.50%	121,214	16.05 to 13.39	1,912,573	1.18%	14.83% to 14.60%
2009	1.30% to 1.50%	115,825	13.98 to 11.69	1,592,562	1.52%	31.18% to 30.91%
2008	1.30% to 1.50%	144,687	10.65 to 8.93	1,515,574	1.69%	-36.65% to -36.78%
2007	1.30% to 1.50%	171,354	16.82 to 14.12	2,833,817	4.23%	17.41% to 17.17%
2006	1.30% to 1.50%	234,079	14.32 to 12.05	3,284,121	2.18%	5.60% to 5.39%
VIP Fund - Asset Manager Growth Portfolio - Service Class (FAMGS)
2010	0.95% to 1.40%	122,835	13.44 to 10.76	1,636,213	1.09%	15.07% to 14.55%
2009	0.95% to 1.40%	132,853	11.68 to 9.39	1,538,993	1.47%	31.53% to 30.93%
2008	0.95% to 1.40%	156,018	8.88 to 7.17	1,375,334	1.67%	-36.49% to -36.78%
2007	0.95% to 1.50%	187,562	13.98 to 11.25	2,604,413	4.01%	17.74% to 17.08%
2006	0.95% to 1.65%	237,859	11.88 to 9.89	2,801,709	2.13%	5.84% to 5.12%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Asset Manager Growth Portfolio - Service Class 2 (FAMG2)
2010	0.95% to 1.60%	53,307	$10.33 to $ 9.63	$546,181	0.76%	14.92% to 14.17%
2009	0.95% to 1.60%	64,796	8.99 to 8.43	578,051	1.27%	31.15% to 30.29%
2008	0.95% to 1.60%	90,695	6.85 to 6.47	617,251	1.20%	-36.55% to -36.97%
2007	0.95% to 2.00%	155,616	11.66 to 10.63	1,682,140	3.79%	17.53% to 16.28%
2006	0.95% to 2.00%	218,687	9.20 to 9.14	2,047,291	1.88%	5.71% to 4.62%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2010	1.30% to 1.50%	150,460	17.85 to 15.21	2,643,596	1.70%	12.78% to 12.55%
2009	1.30% to 1.50%	182,047	15.82 to 13.52	2,831,492	2.42%	27.43% to 27.18%
2008	1.30% to 1.50%	205,903	12.42 to 10.63	2,518,978	2.34%	-29.65% to -29.79%
2007	1.30% to 1.50%	260,245	17.65 to 15.14	4,531,540	5.99%	13.99% to 13.76%
2006	1.30% to 1.50%	302,401	15.48 to 13.31	4,617,104	2.84%	5.93% to 5.71%
VIP Fund - Asset Manager Portfolio - Service Class (FAMS)
2010	0.95% to 1.05%	132,822	15.39 to 15.19	2,034,990	1.52%	13.06% to 12.94%
2009	0.95% to 1.05%	159,093	13.62 to 13.45	2,156,813	2.96%	27.72% to 27.59%
2008	0.95% to 1.05%	176,253	10.66 to 10.54	1,872,306	2.23%	-29.50% to -29.57%
2007	0.95% to 1.50%	227,600	15.12 to 12.53	3,429,218	5.54%	14.26% to 13.62%
2006	0.95% to 1.50%	313,691	13.23 to 11.03	4,128,448	2.89%	6.22% to 5.63%
VIP Fund - Asset Manager Portfolio - Service Class 2 (FAM2)
2010	0.95% to 1.60%	97,159	12.40 to 11.56	1,190,019	1.36%	12.88% to 12.14%
2009	0.95% to 1.60%	125,832	10.98 to 10.30	1,367,108	2.15%	27.54% to 26.70%
2008	0.95% to 1.60%	147,880	8.61 to 8.13	1,261,176	1.87%	-29.58% to -30.05%
2007	0.95% to 1.70%	241,655	12.23 to 12.18	2,948,057	5.41%	14.07% to 13.26%
2006	0.95% to 1.70%	328,594	10.72 to 10.75	3,531,528	2.70%	6.12% to 5.35%
VIP Fund - Balanced Portfolio - Initial Class (FBP)
2010	1.30% to 1.50%	817,011	22.70 to 15.43	18,183,783	1.65%	16.54% to 16.30%
2009	1.30% to 1.50%	931,893	19.48 to 13.27	17,833,938	1.87%	36.80% to 36.52%
2008	1.30% to 1.50%	1,068,913	14.24 to 9.72	14,970,573	1.56%	-34.82% to -34.95%
2007	1.30% to 1.50%	1,370,830	21.85 to 14.94	29,485,545	3.34%	7.62% to 7.40%
2006	1.30% to 1.50%	1,656,632	20.30 to 13.91	33,163,410	2.15%	10.26% to 10.04%
VIP Fund - Balanced Portfolio - Service Class (FBS)
2010	0.95% to 1.20%	306,509	15.52 to 12.56	4,728,133	1.48%	16.87% to 16.57%
2009	0.95% to 1.20%	390,093	13.28 to 10.78	5,151,599	2.43%	37.04% to 36.70%
2008	0.95% to 1.20%	420,979	9.69 to 7.88	4,058,636	1.41%	-34.65% to -34.82%
2007	0.95% to 1.70%	583,860	14.82 to 12.27	8,617,838	3.01%	7.86% to 7.10%
2006	0.95% to 1.70%	790,203	13.74 to 11.46	10,769,761	2.19%	10.58% to 9.80%
VIP Fund - Balanced Portfolio -Service Class 2 (FB2)
2010	0.95% to 1.60%	190,496	13.22 to 12.32	2,483,331	1.42%	16.64% to 15.87%
2009	0.95% to 1.60%	231,984	11.34 to 10.64	2,598,242	1.69%	37.01% to 36.11%
2008	0.95% to 1.95%	270,359	8.27 to 7.25	2,202,965	1.07%	-34.77% to -35.48%
2007	0.95% to 2.00%	566,382	12.68 to 11.18	6,922,053	3.11%	7.68% to 6.59%
2006	0.95% to 2.00%	703,602	11.78 to 10.49	7,936,808	1.89%	10.44% to 9.32%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	1.30% to 1.50%	1,195,533	21.41 to 17.70	25,179,025	1.39%	33.95% to 33.67%
2008	1.30% to 1.50%	1,362,752	15.98 to 13.24	21,444,023	0.90%	-43.26% to -43.38%
2007	1.30% to 1.50%	1,721,497	28.17 to 23.39	47,800,612	0.85%	16.06% to 15.82%
2006	1.30% to 1.50%	2,291,778	24.27 to 20.20	54,794,040	1.26%	10.27% to 10.05%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.95% to 1.85%	1,018,989	18.33 to 12.22	17,850,384	1.29%	34.38% to 33.16%
2008	0.95% to 1.85%	1,165,290	13.64 to 9.18	15,220,038	0.80%	-43.16% to -43.68%
2007	0.95% to 1.85%	1,484,578	23.99 to 16.30	34,282,899	0.74%	16.39% to 15.32%
2006	0.95% to 1.85%	2,072,706	20.62 to 14.13	41,231,144	1.08%	10.53% to 9.53%
VIP Fund - Dynamic Capital Appreciation Portfolio -Service Class 2 (FDCA2)
2010	0.95% to 2.05%	153,523	9.13 to 7.92	1,369,071	0.24%	16.87% to 15.69%
2009	0.95% to 2.05%	178,282	7.81 to 6.85	1,365,100	0.01%	34.50% to 32.82%
2008	0.95% to 2.35%	250,249	5.81 to 5.03	1,416,520	0.39%	-41.91% to -42.81%
2007	0.95% to 2.35%	399,586	9.99 to 8.79	3,867,673	0.11%	5.71% to 4.27%
2006	0.95% to 2.35%	468,828	9.45 to 8.43	4,268,269	0.23%	12.74% to 11.24%
VIP Fund - Dynamic Capital Appreciation Portfolio - Service Class 1 (FDCAS)
2010	0.95% to 1.20%	19,399	9.27 to 9.04	179,759	0.23%	16.94% to 16.65%
2009	0.95% to 1.20%	26,109	7.93 to 7.75	206,920	0.14%	34.62% to 34.28%
2008	0.95% to 1.20%	33,398	5.89 to 5.77	196,635	0.51%	-41.75% to -41.89%
2007	0.95% to 1.20%	41,546	10.11 to 9.93	419,802	0.20%	5.90% to 5.64%
2006	0.95% to 1.45%	71,423	9.55 to 9.01	680,433	0.38%	12.91% to 12.44%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 1.55%	760,681	13.93 to 12.05	10,144,449	1.66%	14.00% to 13.40%
2009	0.95% to 1.80%	910,610	12.22 to 10.34	10,655,929	2.18%	28.80% to 27.47%
2008	0.95% to 1.80%	1,051,714	9.49 to 8.11	9,594,707	2.17%	-43.25% to -43.82%
2007	0.95% to 1.80%	1,342,707	16.72 to 14.44	21,651,322	1.52%	0.45% to -0.35%
2006	0.95% to 1.80%	1,848,034	16.65 to 14.49	29,848,200	3.06%	18.94% to 17.99%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	0.95% to 2.60%	1,286,076	$12.28 to $ 9.39	$15,478,786	1.48%	13.83% to 12.03%
2009	0.95% to 2.60%	1,727,974	10.79 to 8.39	18,012,012	1.99%	28.65% to 26.28%
2008	0.95% to 2.60%	2,201,159	8.39 to 6.64	17,684,718	1.91%	-43.36% to -44.39%
2007	0.95% to 2.60%	3,198,721	14.81 to 11.94	44,920,124	1.56%	0.31% to -1.31%
2006	0.95% to 2.60%	3,777,054	14.77 to 12.10	52,827,666	2.90%	18.79% to 16.88%
VIP Fund - Growth & Income Portfolio - Initial Class (FGIP)
2010	1.30% to 1.50%	369,824	16.49 to 13.51	5,967,560	0.69%	13.38% to 13.15%
2009	1.30% to 1.50%	435,060	14.54 to 11.94	6,202,757	1.06%	25.55% to 25.30%
2008	1.30% to 1.50%	508,815	11.58 to 9.53	5,786,705	1.10%	-42.46% to -42.58%
2007	1.30% to 1.50%	644,978	20.13 to 16.60	12,774,324	1.83%	10.66% to 10.43%
2006	1.30% to 1.50%	844,127	18.19 to 15.03	15,127,365	0.99%	11.71% to 11.48%
VIP Fund - Growth & Income Portfolio - Service Class (FGIS)
2010	0.95% to 1.40%	545,122	13.31 to 9.50	7,202,720	0.59%	13.57% to 13.06%
2009	0.95% to 1.40%	656,856	11.72 to 8.40	7,645,855	1.32%	25.95% to 25.38%
2008	0.95% to 1.40%	757,698	9.31 to 6.70	7,005,801	1.01%	-42.33% to -42.59%
2007	0.95% to 1.70%	968,589	16.14 to 12.27	15,531,097	1.69%	10.93% to 10.15%
2006	0.95% to 1.70%	1,401,790	14.55 to 11.14	20,181,151	0.93%	11.94% to 11.15%
VIP Fund - Growth & Income Portfolio - Service Class 2 (FGI2)
2010	0.95% to 2.60%	460,031	10.09 to 8.10	4,560,380	0.45%	13.46% to 11.66%
2009	0.95% to 2.60%	558,980	8.89 to 7.26	4,868,924	0.84%	25.81% to 23.51%
2008	0.95% to 2.60%	663,688	7.07 to 5.87	4,576,919	0.73%	-42.45% to -43.47%
2007	0.95% to 2.60%	1,217,465	12.02 to 10.39	14,463,016	1.41%	10.86% to 9.00%
2006	0.95% to 2.60%	1,523,749	11.09 to 9.53	16,276,568	0.73%	11.79% to 9.99%
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.30% to 1.50%	2,164,700	15.59 to 8.07	32,910,036	0.48%	43.96% to 43.66%
2008	1.30% to 1.50%	2,454,884	10.83 to 5.62	25,968,267	0.38%	-55.60% to -55.69%
2007	1.30% to 1.50%	2,998,614	24.39 to 12.68	71,585,431	0.00%	21.57% to 21.33%
2006	1.30% to 1.50%	3,838,147	20.06 to 10.45	75,200,329	0.75%	4.09% to 3.88%
VIP Fund -Growth Opportunities Portfolio -Service Class (FGOS)
2009	0.95% to 1.50%	1,040,394	7.94 to 6.03	8,195,662	0.38%	44.33% to 43.53%
2008	0.95% to 1.50%	1,167,975	5.50 to 4.20	6,379,131	0.31%	-55.49% to -55.74%
2007	0.95% to 1.70%	1,477,714	12.36 to 9.67	18,151,098	0.00%	21.87% to 21.03%
2006	0.95% to 1.70%	2,164,644	10.14 to 7.99	21,701,919	0.67%	4.30% to 3.54%
VIP Fund - Growth Opportunities Portfolio - Service Class 2 (FGO2)
2009	0.95% to 1.65%	223,840	6.59 to 6.15	1,463,152	0.23%	44.08% to 43.06%
2008	0.95% to 1.65%	260,162	4.57 to 4.30	1,178,992	0.10%	-55.56% to -55.88%
2007	0.95% to 2.25%	433,171	10.29 to 8.81	4,367,308	0.00%	21.73% to 20.22%
2006	0.95% to 2.25%	633,127	8.45 to 7.33	5,135,032	0.48%	4.12% to 2.79%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2010	1.30% to 1.50%	762,754	15.98 to 13.42	11,884,213	0.28%	22.56% to 22.31%
2009	1.30% to 1.50%	853,099	13.03 to 10.97	10,856,766	0.43%	26.62% to 26.36%
2008	1.30% to 1.50%	987,600	10.29 to 8.68	9,950,382	0.73%	-47.86% to -47.96%
2007	1.30% to 1.50%	1,220,889	19.74 to 16.69	23,620,044	0.85%	25.31% to 25.05%
2006	1.30% to 1.50%	1,587,272	15.76 to 13.34	24,502,919	0.43%	5.46% to 5.25%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 1.65%	897,310	13.65 to 8.63	12,082,996	0.17%	22.88% to 22.01%
2009	0.95% to 1.65%	1,042,498	11.11 to 7.07	11,397,677	0.34%	26.93% to 26.03%
2008	0.95% to 1.65%	1,178,043	8.75 to 5.61	10,160,222	0.66%	-47.74% to -48.11%
2007	0.95% to 1.70%	1,451,639	16.75 to 11.35	23,999,276	0.65%	25.66% to 24.79%
2006	0.95% to 1.70%	2,071,785	13.33 to 9.10	26,927,897	0.31%	5.72% to 4.96%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	0.95% to 2.15%	1,287,067	7.17 to 7.98	9,113,411	0.03%	22.69% to 21.31%
2009	0.95% to 2.25%	1,659,007	5.85 to 6.51	9,746,477	0.20%	26.75% to 24.83%
2008	0.95% to 2.35%	1,957,567	4.61 to 5.16	9,226,547	0.47%	-47.81% to -48.60%
2007	0.95% to 2.45%	2,980,613	8.84 to 9.95	27,521,681	0.41%	25.45% to 23.62%
2006	0.95% to 2.45%	3,550,271	7.04 to 8.05	26,931,305	0.17%	5.56% to 4.01%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2010	1.40% to 1.45%	95,239	11.55 to 11.53	1,100,382	7.18%	12.28% to 12.23%
2009	1.40% to 1.45%	123,555	10.29 to 10.28	1,271,390	9.72%	41.80% to 41.73%
2008	1.40% to 1.45%	144,845	7.26 to 7.25	1,051,086	10.32%	-25.94% to -25.97%
2007	1.40% to 1.45%	183,544	9.80 to 9.79	1,798,322	16.79%	-2.02% to -2.06%	*
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 1.50%	400,252	12.51 to 11.55	4,981,173	7.17%	12.71% to 12.08%
2009	0.95% to 1.50%	490,276	11.10 to 10.31	5,417,043	7.62%	42.41% to 41.62%
2008	0.95% to 1.50%	577,479	7.80 to 7.28	4,483,080	7.59%	-25.78% to -26.19%
2007	0.95% to 1.50%	788,760	10.50 to 9.86	8,254,967	6.81%	1.68% to 1.11%
2006	0.95% to 1.50%	1,155,293	10.33 to 9.75	11,904,498	6.18%	10.12% to 9.51%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - High Income Portfolio - Service Class 2 (FHI2)
2010	0.95% to 1.85%	328,452	$13.12 to $ 11.90	$4,241,656	6.40%	12.59% to 11.57%
2009	0.95% to 2.00%	485,203	11.65 to 9.64	5,481,167	7.20%	42.10% to 40.57%
2008	0.95% to 2.00%	683,721	8.20 to 6.86	5,401,594	6.41%	-25.85% to -26.67%
2007	0.95% to 2.25%	1,259,532	11.06 to 9.15	13,218,372	6.75%	1.56% to 0.26%
2006	0.95% to 2.25%	1,867,791	10.89 to 9.13	19,198,055	7.42%	9.97% to 8.57%
VIP Fund - High Income Portfolio - Service Class 2R (FHI2R)
2010	0.95% to 1.80%	133,279	11.67 to 11.31	1,543,788	5.83%	12.71% to 11.74%
2009	0.95% to 2.00%	195,840	10.36 to 10.06	2,014,679	7.65%	42.13% to 40.60%
2008	0.95% to 2.00%	204,856	7.29 to 7.15	1,484,566	8.72%	-25.89% to -26.71%
2007	0.95% to 2.05%	229,788	9.83 to 9.76	2,254,241	16.83%	-1.68% to -2.41%	*
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 1.20%	40,281	11.72 to 11.61	471,404	7.26%	12.58% to 12.30%
2009	0.95% to 1.20%	48,313	10.41 to 10.34	502,388	7.21%	42.56% to 42.21%
2008	0.95% to 1.20%	51,824	7.30 to 7.27	378,158	9.25%	-25.69% to -25.88%
2007	0.95% to 1.20%	55,900	9.82 to 9.81	549,020	16.34%	-1.77% to -1.94%	*
VIP Fund - Index 500 Portfolio - Initial Class (FIP)
2010	0.95% to 1.80%	1,678,112	13.55 to 9.13	23,959,258	1.90%	13.93% to 12.95%
2009	0.95% to 1.80%	1,943,775	11.89 to 8.08	24,461,730	2.52%	25.40% to 24.33%
2008	0.95% to 1.80%	2,303,589	9.48 to 6.50	23,084,333	1.91%	-37.60% to -38.13%
2007	0.95% to 2.00%	3,062,942	15.20 to 11.22	49,555,131	3.58%	4.43% to 3.38%
2006	0.95% to 2.00%	4,123,755	14.55 to 10.85	64,044,703	1.85%	14.63% to 13.47%
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2010	0.95% to 1.70%	1,108,219	18.53 to 15.90	20,693,390	3.45%	6.78% to 5.97%
2009	0.95% to 1.70%	1,257,159	17.36 to 15.01	22,031,226	8.95%	14.62% to 13.76%
2008	0.95% to 1.80%	1,487,483	15.14 to 13.00	22,802,056	4.56%	-4.17% to -4.98%
2007	0.95% to 2.00%	2,002,429	15.80 to 13.44	31,971,786	4.60%	3.35% to 2.27%
2006	0.95% to 2.00%	2,736,447	15.29 to 13.14	42,212,416	4.35%	3.36% to 2.28%
VIP Fund - Mid Cap Portfolio - Initial Class (FMCP)
2010	1.30%	79,372	43.06	3,418,130	0.38%	27.16%
2009	1.30%	84,859	33.87	2,873,780	0.88%	38.27%
2008	1.30%	91,649	24.49	2,244,770	0.43%	-40.23%
2007	1.30%	111,290	40.98	4,560,666	0.91%	14.12%
2006	1.30%	133,809	35.91	4,805,186	0.38%	11.24%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 1.85%	200,317	44.39 to 36.84	8,820,270	0.25%	27.48% to 26.32%
2009	0.95% to 1.85%	239,781	34.82 to 29.16	8,285,227	0.59%	38.69% to 37.43%
2008	0.95% to 1.85%	270,595	25.11 to 21.22	6,749,304	0.33%	-40.08% to -40.63%
2007	0.95% to 1.85%	371,994	41.91 to 35.74	15,499,235	0.73%	14.38% to 13.34%
2006	0.95% to 1.85%	528,205	36.64 to 31.53	19,231,126	0.30%	11.52% to 10.51%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	0.95% to 2.45%	891,471	25.24 to 34.09	22,348,386	0.11%	27.35% to 25.57%
2009	0.95% to 2.25%	1,178,982	19.82 to 27.75	24,350,810	0.44%	38.42% to 36.45%
2008	0.95% to 2.40%	1,462,630	14.32 to 20.04	22,665,119	0.24%	-40.18% to -41.11%
2007	0.95% to 2.45%	2,141,028	23.93 to 33.87	57,840,422	0.50%	14.24% to 12.57%
2006	0.95% to 2.45%	2,499,223	20.95 to 30.09	62,036,810	0.19%	11.34% to 9.74%
VIP Fund - Money Market Portfolio - Initial Class (FMMP)
2010	0.95% to 1.80%	1,033,965	13.29 to 11.40	13,599,712	0.18%	-0.71% to -1.56%
2009	0.95% to 1.80%	1,254,704	13.38 to 11.58	16,665,180	0.82%	-0.24% to -1.09%
2008	0.95% to 1.80%	1,755,894	13.41 to 11.71	23,422,359	2.98%	2.05% to 1.17%
2007	0.95% to 1.95%	1,692,808	13.14 to 11.57	22,140,604	4.91%	4.18% to 3.14%
2006	0.95% to 1.95%	2,404,784	12.62 to 11.22	30,299,680	4.92%	3.90% to 2.87%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2010	1.30% to 1.50%	661,127	17.26 to 14.36	11,247,722	1.36%	11.65% to 11.42%
2009	1.30% to 1.50%	799,518	15.46 to 12.89	12,179,776	2.13%	24.88% to 24.63%
2008	1.30% to 1.50%	936,068	12.38 to 10.34	11,429,678	2.34%	-44.54% to -44.65%
2007	1.30% to 1.50%	1,197,734	22.32 to 18.68	26,404,069	3.32%	15.78% to 15.54%
2006	1.30% to 1.50%	1,500,483	19.28 to 16.17	28,566,943	0.92%	16.55% to 16.31%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 1.45%	256,381	14.62 to 12.11	3,716,249	1.31%	11.92% to 11.36%
2009	0.95% to 1.45%	290,240	13.06 to 10.87	3,753,883	2.04%	25.24% to 24.60%
2008	0.95% to 1.45%	332,003	10.43 to 8.73	3,433,097	2.15%	-44.40% to -44.68%
2007	0.95% to 1.70%	448,229	18.76 to 16.53	8,348,164	3.09%	16.09% to 15.30%
2006	0.95% to 1.70%	661,770	16.16 to 14.34	10,551,954	0.84%	16.83% to 16.05%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2010	0.95% to 2.15%	234,497	10.14 to 8.91	2,348,888	1.09%	11.76% to 10.41%
2009	0.95% to 2.15%	295,619	9.07 to 8.07	2,661,348	1.83%	25.02% to 23.51%
2008	0.95% to 2.30%	376,092	7.26 to 7.94	2,748,873	1.87%	-44.49% to -45.31%
2007	0.95% to 2.30%	587,205	16.35 to 14.52	7,889,062	2.92%	16.03% to 14.44%
2006	0.95% to 2.30%	747,944	11.28 to 12.68	8,996,238	0.73%	16.66% to 15.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	0.95% to 2.10%	208,729	$13.65 to $ 12.63	$2,852,274	1.03%	11.75% to 10.46%
2009	0.95% to 2.55%	285,270	12.22 to 16.24	3,716,167	1.99%	25.00% to 22.74%
2008	0.95% to 2.55%	352,777	9.77 to 13.23	3,767,285	1.96%	-44.48% to -45.44%
2007	0.95% to 2.55%	473,983	17.60 to 24.25	9,315,988	3.11%	15.94% to 14.15%
2006	0.95% to 2.55%	366,651	15.18 to 21.24	6,392,870	0.67%	16.70% to 14.92%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 1.45%	42,123	13.80 to 13.35	577,786	1.24%	11.94% to 11.37%
2009	0.95% to 1.55%	52,089	12.33 to 17.56	643,937	2.21%	25.29% to 24.29%
2008	0.95% to 1.55%	64,461	9.84 to 14.13	639,820	2.34%	-44.41% to -44.81%
2007	0.95% to 1.55%	79,453	17.71 to 25.60	1,417,786	3.20%	16.11% to 15.49%
2006	0.95% to 1.55%	84,632	15.25 to 22.16	1,309,809	0.85%	16.83% to 16.23%
VIP Fund - Value Portfolio - Service Class 2 (FV2)
2010	0.95% to 1.75%	42,696	11.84 to 10.95	499,436	1.04%	16.40% to 15.46%
2009	0.95% to 1.75%	50,426	10.17 to 9.49	507,519	0.68%	40.76% to 39.62%
2008	0.95% to 1.75%	55,361	7.23 to 6.80	393,801	0.49%	-47.11% to -47.54%
2007	0.95% to 1.85%	87,802	13.66 to 12.89	1,178,106	0.39%	0.89% to 0.03%
2006	0.95% to 1.85%	107,559	13.54 to 12.88	1,427,375	0.69%	13.32% to 12.35%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 1.40%	18,259	16.17 to 14.61	292,945	0.42%	25.25% to 24.85%
2009	0.95% to 1.40%	26,841	12.91 to 11.70	341,779	0.53%	55.90% to 54.88%
2008	0.95% to 1.55%	23,049	8.28 to 7.48	186,864	0.62%	-51.64% to -52.03%
2007	0.95% to 1.55%	27,247	17.12 to 15.59	457,510	0.93%	4.59% to 4.03%
2006	0.95% to 1.55%	31,358	16.37 to 14.98	504,402	0.50%	15.10% to 14.46%
VIP Fund - Value Strategies Portfolio - Service Class 2 (FVS)
2010	0.95% to 1.05%	20,918	12.02 to 11.90	250,963	1.31%	16.61% to 16.50%
2009	0.95% to 1.05%	23,767	10.30 to 10.22	244,577	0.77%	40.99% to 40.85%
2008	0.95% to 1.05%	29,534	7.31 to 7.25	215,504	0.70%	-47.04% to -47.09%
2007	0.95% to 1.10%	36,865	13.80 to 13.66	507,940	0.53%	1.02% to 0.87%
2006	0.95% to 1.10%	42,221	13.66 to 13.55	575,969	0.62%	13.47% to 13.30%
VIP Fund - VIP Growth Strategies Portfolio - Service Class (FAGRS)
2010	0.95% to 1.00%	6,048	10.95 to 10.89	66,031	0.00%	23.51% to 23.44%
2009	0.95% to 1.00%	8,266	8.87 to 8.83	73,146	0.00%	38.40% to 38.33%
2008	0.95% to 1.00%	6,455	6.41 to 6.38	41,320	0.00%	-49.36% to -49.39%
2007	0.95% to 1.20%	6,498	12.65 to 12.43	82,132	0.00%	16.39% to 16.09%
2006	0.95% to 1.40%	6,594	10.87 to 10.57	71,435	0.00%	7.40% to 6.95%
VIP Fund -VIP Growth Strategies Portfolio -Service Class 2 (FAGR2)
2010	0.95% to 2.15%	82,434	10.71 to 9.48	863,684	0.00%	23.50% to 22.13%
2009	0.95% to 2.25%	123,408	8.67 to 7.68	1,044,951	0.00%	38.00% to 35.98%
2008	0.95% to 2.35%	208,391	6.28 to 5.60	1,273,306	0.00%	-49.39% to -50.19%
2007	0.95% to 2.35%	271,076	12.41 to 11.24	3,267,759	0.00%	16.20% to 14.63%
2006	0.95% to 2.35%	285,349	10.68 to 9.81	2,969,741	0.00%	7.27% to 5.80%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2010	0.95% to 1.65%	99,592	14.21 to 13.38	1,397,132	1.78%	19.79% to 19.05%
2009	0.95% to 1.65%	125,910	11.86 to 11.24	1,472,972	1.88%	16.56% to 15.61%
2008	0.95% to 1.65%	151,231	10.18 to 9.72	1,520,486	2.07%	-27.64% to -28.21%
2007	0.95% to 1.65%	201,567	14.07 to 13.55	2,807,251	2.60%	-3.35% to -3.99%
2006	0.95% to 1.75%	221,913	14.55 to 14.04	3,203,967	1.25%	16.32% to 15.44%
Templeton Foreign Securities Fund -Class 1 (TIF)
2010	0.95% to 1.55%	21,610	15.76 to 13.85	332,603	2.09%	7.64% to 7.07%
2009	0.95% to 1.55%	23,759	14.64 to 12.93	340,797	3.97%	36.04% to 35.04%
2008	0.95% to 1.55%	30,221	10.76 to 9.58	318,896	2.58%	-40.80% to -41.21%
2007	0.95% to 1.55%	33,635	18.18 to 16.29	601,501	2.18%	14.68% to 14.07%
2006	0.95% to 1.55%	36,467	15.85 to 14.28	569,853	1.37%	20.54% to 19.90%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 1.20%	43,505	9.32 to 9.26	404,258	2.00%	9.21% to 8.93%
2009	0.95% to 2.00%	57,780	8.53 to 8.37	490,739	4.75%	29.01% to 27.50%
2008	0.95% to 1.60%	9,607	6.61 to 6.58	63,341	2.89%	-33.86% to -34.20%	*
Regency Portfolio -S Class Shares (AMRS)
2008	0.95% to 1.80%	31,830	5.58 to 6.74	181,638	1.25%	-46.46% to -47.00%
2007	0.95% to 1.80%	20,462	10.42 to 12.72	221,991	0.22%	2.07% to 1.24%
2006	0.95% to 2.05%	57,725	10.20 to 12.51	612,776	0.12%	2.04% to 1.31%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 1.80%	22,926	13.66 to 12.89	308,598	0.03%	21.69% to 20.65%
2009	0.95% to 2.20%	22,205	11.22 to 12.58	258,250	1.41%	30.18% to 28.35%
2008	0.95% to 2.20%	26,570	8.62 to 9.80	239,704	1.99%	-40.02% to -40.83%
2007	0.95% to 2.35%	34,139	14.37 to 16.45	518,801	0.10%	6.59% to 5.14%
2006	0.95% to 2.35%	37,053	13.48 to 15.64	526,319	0.15%	12.63% to 11.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.35%	745,696	$10.16 to $ 9.06	$7,413,359	0.01%	42.78% to 40.55%
2008	0.95% to 2.60%	945,209	7.11 to 6.34	6,572,841	0.00%	-46.18% to -47.14%
2007	0.95% to 2.60%	1,147,953	13.22 to 11.99	14,864,759	0.01%	12.77% to 10.95%
2006	0.95% to 2.60%	1,327,283	11.72 to 10.80	15,277,880	0.19%	6.66% to 4.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 1.50%	39,528	15.17 to 14.62	596,064	1.46%	14.87% to 14.24%
2009	0.95% to 1.55%	41,001	13.21 to 18.45	556,408	2.30%	38.37% to 37.37%
2008	0.95% to 1.55%	49,473	9.54 to 13.43	499,279	1.47%	-40.76% to -41.20%
2007	0.95% to 1.55%	45,383	16.11 to 22.84	779,614	1.31%	5.32% to 4.75%
2006	0.95% to 1.55%	44,501	15.30 to 21.81	729,149	0.87%	16.57% to 15.96%
Global Securities Fund/VA - Class 4 (OVGS4)
2010	0.95% to 2.00%	324,505	14.92 to 13.90	4,784,755	1.28%	14.57% to 13.36%
2009	0.95% to 2.15%	435,440	13.02 to 12.15	5,596,606	2.01%	38.06% to 36.22%
2008	0.95% to 2.20%	525,504	9.43 to 8.90	4,888,798	1.30%	-40.91% to -41.74%
2007	0.95% to 2.45%	686,311	15.96 to 15.13	10,831,474	1.09%	5.05% to 3.51%
2006	0.95% to 2.45%	761,024	15.20 to 14.62	11,463,733	0.91%	16.29% to 14.62%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 1.55%	12,245	17.34 to 15.02	210,183	1.53%	14.86% to 14.28%
2009	0.95% to 1.55%	31,161	15.10 to 13.14	459,225	1.68%	38.44% to 37.45%
2008	0.95% to 1.55%	33,904	10.91 to 9.56	361,882	1.58%	-40.76% to -41.19%
2007	0.95% to 1.55%	43,404	18.41 to 16.26	785,425	1.38%	5.30% to 4.73%
2006	0.95% to 1.55%	47,987	17.48 to 15.52	826,057	1.01%	16.58% to 15.96%
Global Securities Fund/VA - Service Class (OVGSS)
2010	0.95% to 1.95%	168,541	17.00 to 15.53	2,811,525	1.33%	14.60% to 13.45%
2009	0.95% to 2.10%	254,036	14.83 to 13.53	3,690,668	2.11%	38.03% to 36.27%
2008	0.95% to 2.10%	356,893	10.75 to 9.93	3,753,280	1.30%	-40.90% to -41.66%
2007	0.95% to 2.10%	431,990	18.18 to 17.02	7,710,501	1.25%	5.07% to 3.91%
2006	0.95% to 2.20%	538,871	17.30 to 16.30	9,182,101	0.90%	16.25% to 14.87%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 1.40%	68,583	2.86 to 2.78	195,325	6.53%	13.60% to 13.18%
2009	0.95% to 1.55%	79,552	2.52 to 2.44	199,631	0.00%	25.55% to 23.30%
2008	0.95% to 1.55%	48,947	2.01 to 1.98	98,043	7.38%	-79.09% to -79.28%
2007	0.95% to 1.55%	28,659	9.60 to 9.56	274,906	0.00%	-4.00% to -4.40%	*
High Income Fund/VA - Non- Service Shares (OVHI)
2010	0.95% to 1.55%	39,017	4.14 to 3.88	159,598	6.89%	13.72% to 13.13%
2009	0.95% to 1.65%	58,027	3.64 to 3.40	208,723	0.00%	24.13% to 21.80%
2008	0.95% to 1.65%	83,236	2.93 to 2.79	241,678	8.16%	-78.88% to -79.09%
2007	0.95% to 1.65%	111,717	13.88 to 13.37	1,538,523	8.33%	-1.06% to -1.73%
2006	0.95% to 1.65%	152,574	14.03 to 13.60	2,126,479	7.19%	8.39% to 7.65%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	0.95% to 2.15%	526,930	12.03 to 10.79	6,223,078	0.99%	14.73% to 13.34%
2009	0.95% to 2.15%	726,603	10.48 to 9.52	7,439,741	1.73%	26.78% to 25.24%
2008	0.95% to 2.25%	910,823	8.27 to 7.55	7,362,822	1.35%	-39.21% to -40.08%
2007	0.95% to 2.45%	1,219,313	13.60 to 12.45	16,243,771	0.87%	3.16% to 1.64%
2006	0.95% to 2.45%	1,385,272	13.19 to 12.25	17,947,530	0.98%	13.67% to 12.01%
Main Street Small Cap Fund(R)/VA - Non- Service Shares (OVSC)
2010	0.95% to 1.55%	34,925	17.56 to 16.69	606,718	0.66%	22.23% to 21.62%
2009	0.95% to 1.55%	43,822	14.37 to 13.72	622,444	0.92%	35.89% to 34.90%
2008	0.95% to 1.55%	50,851	10.57 to 10.17	532,380	0.50%	-38.42% to -38.88%
2007	0.95% to 1.55%	52,970	17.17 to 16.64	902,144	0.36%	-2.15% to -2.71%
2006	0.95% to 1.65%	60,225	17.54 to 17.02	1,050,662	0.15%	13.91% to 13.18%
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	0.95% to 1.50%	26,813	9.92 to 9.67	264,291	0.49%	21.89% to 21.21%
2009	0.95% to 1.75%	37,025	8.14 to 10.63	325,447	0.63%	35.58% to 34.32%
2008	0.95% to 1.80%	43,562	6.00 to 7.90	283,949	0.31%	-38.59% to -39.20%
2007	0.95% to 2.05%	58,304	9.78 to 12.91	612,125	0.13%	-2.33% to -3.38%
2006	0.95% to 1.80%	26,424	10.01 to 13.42	280,075	0.00%	0.11% to -0.43%	*
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	0.95% to 2.15%	677,118	17.33 to 15.59	11,573,797	8.77%	13.68% to 12.39%
2009	0.95% to 2.30%	942,990	15.25 to 13.71	14,120,678	0.27%	17.28% to 15.65%
2008	0.95% to 2.30%	1,202,860	13.00 to 11.85	15,311,582	5.05%	-15.30% to -16.45%
2007	0.95% to 2.30%	1,376,792	15.35 to 14.19	20,735,994	3.33%	8.51% to 7.06%
2006	0.95% to 2.30%	1,404,214	14.14 to 13.25	19,541,636	4.14%	6.22% to 4.79%
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	0.95% to 1.70%	13,453	13.39 to 12.63	176,960	1.57%	13.29% to 12.43%
2009	0.95% to 1.80%	17,134	11.81 to 10.90	197,603	2.59%	28.58% to 27.31%
2008	0.95% to 2.15%	44,660	9.19 to 8.36	400,489	2.27%	-39.28% to -40.12%
2007	0.95% to 2.30%	59,863	15.13 to 13.85	886,987	1.34%	-6.94% to -8.17%
2006	0.95% to 2.30%	64,212	16.26 to 15.08	1,026,524	1.45%	14.81% to 13.30%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2010	0.95% to 1.35%	13,155	$13.43 to $ 12.97	$174,856	3.73%	8.98% to 8.54%
2009	0.95% to 1.55%	16,878	12.32 to 11.76	205,705	0.00%	23.45% to 22.46%
2008	0.95% to 1.55%	24,176	9.98 to 9.60	238,682	2.54%	-44.48% to -44.90%
2007	0.95% to 1.70%	38,245	17.98 to 17.28	679,135	3.20%	7.33% to 6.60%
2006	0.95% to 1.70%	32,370	16.75 to 16.21	537,136	0.61%	26.51% to 25.66%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2010	0.95% to 1.50%	9,780	14.95 to 14.26	144,083	0.33%	24.79% to 24.10%
2009	0.95% to 1.50%	17,044	11.98 to 11.49	201,760	1.79%	30.28% to 29.56%
2008	0.95% to 1.50%	24,978	9.20 to 8.87	227,344	1.48%	-39.94% to -40.27%
2007	0.95% to 1.50%	28,244	15.32 to 14.85	428,659	0.62%	-13.55% to -14.04%
2006	0.95% to 1.65%	34,169	17.72 to 17.18	600,850	0.34%	16.18% to 15.43%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2010	0.95% to 2.05%	96,300	14.65 to 13.32	1,374,162	1.26%	19.65% to 18.47%
2009	0.95% to 2.25%	100,291	12.25 to 11.07	1,195,587	0.53%	62.34% to 60.14%
2008	0.95% to 2.25%	55,966	7.54 to 6.91	414,502	0.00%	-37.63% to -38.51%
2007	0.95% to 2.25%	70,960	12.09 to 11.25	842,948	0.00%	4.51% to 3.17%
2006	0.95% to 2.25%	80,396	11.57 to 10.90	917,188	0.11%	4.44% to 3.09%
Capital Growth Portfolio - Class II (ACEG2)
2010	0.95% to 2.05%	173,486	11.43 to 10.34	1,933,473	0.00%	18.43% to 17.25%
2009	0.95% to 2.05%	273,597	9.65 to 8.82	2,561,691	0.00%	64.07% to 62.03%
2008	0.95% to 2.30%	328,511	5.88 to 5.35	1,882,927	0.20%	-49.60% to -50.34%
2007	0.95% to 2.45%	451,594	11.67 to 10.68	5,143,597	0.00%	15.53% to 13.82%
2006	0.95% to 2.45%	517,589	10.10 to 9.38	5,121,527	0.00%	1.65% to 0.15%
Comstock Portfolio - Class II (ACC2)
2010	0.95% to 2.15%	531,183	12.92 to 11.59	6,721,551	0.14%	14.60% to 13.31%
2009	0.95% to 2.30%	745,932	11.27 to 10.11	8,205,438	4.29%	27.19% to 25.29%
2008	0.95% to 2.30%	930,104	8.86 to 8.07	8,056,470	2.44%	-36.41% to -37.36%
2007	0.95% to 2.45%	1,284,613	13.94 to 12.76	17,539,374	1.73%	-3.26% to -4.68%
2006	0.95% to 2.45%	1,520,299	14.41 to 13.39	21,527,980	1.29%	14.95% to 13.26%
Worldwide Insurance Trust -Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 1.55%	33,086	11.84 to 11.79	391,165	0.00%	18.41% to 17.94%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 1.70%	115,062	12.80 to 12.64	1,469,249	1.19%	7.64% to 6.83%
2009	0.95% to 1.85%	115,948	11.89 to 8.97	1,238,557	0.00%	18.90% to 18.16%	*
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 1.55%	11,321	16.47 to 16.31	186,001	0.00%	25.57% to 24.81%
2009	1.00% to 1.40%	6,874	13.11 to 13.08	90,092	0.00%	31.13% to 30.78%	*
Large Cap Core Equity Fund (obsolete) (STVGI)
2008	0.95% to 1.45%	2,608	11.44 to 11.09	29,393	1.01%	-38.49% to -38.81%
2007	0.95% to 1.80%	3,573	18.61 to 17.79	65,001	1.20%	-0.18% to -1.04%
2006	0.95% to 1.80%	3,919	18.64 to 17.97	71,740	1.21%	15.09% to 14.11%
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	0.95% to 1.55%	196,969	7.25 to 6.96	1,410,725	0.41%	-39.63% to -40.06%
2007	0.95% to 1.55%	221,038	12.00 to 11.60	2,627,233	0.36%	8.11% to 7.46%
2006	0.95% to 1.65%	250,037	11.10 to 10.75	2,753,846	0.52%	9.30% to 8.56%
Large Cap Growth Stock Fund (obsolete) (STVCA)
2008	1.10% to 1.85%	2,620	9.00 to 8.59	23,038	0.20%	-41.33% to -41.78%
2007	1.45% to 1.85%	7,424	15.07 to 14.75	110,658	0.29%	13.60% to 13.13%
2006	0.95% to 1.85%	21,833	13.55 to 13.04	289,474	0.28%	9.78% to 8.78%
Large Cap Value Equity Fund (obsolete) (STVVIS)
2008	1.10% to 1.90%	5,137	12.77 to 12.16	64,302	2.03%	-33.53% to -34.13%
2007	1.10% to 1.90%	7,427	19.20 to 18.46	139,317	1.29%	2.41% to 1.64%
2006	0.95% to 1.90%	15,461	18.87 to 18.17	285,683	1.40%	21.30% to 20.21%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	0.95% to 1.65%	157,175	8.78 to 8.38	1,362,445	1.26%	-39.98% to -40.49%
2007	0.95% to 1.65%	235,928	14.63 to 14.09	3,410,924	1.07%	0.60% to -0.06%
2006	0.95% to 1.65%	256,800	14.54 to 14.10	3,697,613	1.03%	16.49% to 15.74%
Mid Cap Core Equity Fund (obsolete) (STVMCE)
2008	0.95% to 1.85%	2,229	11.63 to 10.99	25,112	0.58%	-41.22% to -41.76%
2007	0.95% to 1.85%	4,471	19.79 to 18.87	85,458	0.19%	4.18% to 3.23%
2006	0.95% to 1.85%	9,935	19.00 to 18.28	184,726	0.38%	9.67% to 8.68%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 1.60%	19,280	5.68 to 5.58	110,752	0.00%	-46.79% to -47.14%
2007	0.95% to 1.75%	19,079	10.68 to 10.54	209,775	0.00%	7.69% to 6.82%
2006	0.95% to 2.05%	69,651	9.92 to 12.57	730,761	0.00%	-0.83% to -1.54%	*
Small Cap Value Equity Fund (obsolete) (STVSCV)
2008	0.95% to 1.40%	4,565	15.62 to 15.23	70,692	1.68%	-33.78% to -34.15%
2007	0.95% to 1.40%	4,598	23.59 to 23.13	107,713	0.85%	1.58% to 1.17%
2006	0.95% to 1.40%	5,093	23.22 to 22.86	117,680	0.44%	15.00% to 14.57%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
STI Classic Variable Trust - International Equity Fund (obsolete) (STVIE)
2006	0.95% to 1.10%	112	$23.35 to $ 23.20	$2,608	0.66%	23.30% to 23.12%
STI Classic Variable Trust - Investment Grade Bond Fund (obsolete) (STVIGB)
2006	1.55%	630	11.07	6,976	4.33%	2.72%
2010	Reserves for annuity contracts in payout phase:				$1,133,318
2010	Contract owners equity:				$699,931,571
2009	Reserves for annuity contracts in payout phase:				$427,890
2009	Contract owners equity:				$788,131,102
2008	Reserves for annuity contracts in payout phase:				$444,798
2008	Contract owners equity:				$774,814,980
2007	Reserves for annuity contracts in payout phase:				$637,445
2007	Contract owners equity:				$1,498,536,209
2006	Reserves for annuity contracts in payout phase:				$656,017
2006	Contract owners equity:				$1,663,719,593

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.